UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08932

Artisan Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800 Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Janet D. Olsen Artisan Funds, Inc. 875 East Wisconsin Avenue, #800 Milwaukee, Wisconsin 53202	Bruce A. Rosenblum Bell, Boyd & Lloyd LLP 1615 L Street, N.W., Suite 1200 Washington, D.C. 20036
(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 09/30/07

Date of reporting period: 03/31/07

Item 1.	Reports to Shareholders.

SEMIANNUAL

R E P O R T

MARCH 31, 2007

ARTISAN INTERNATIONAL FUND

ARTISAN INTERNATIONAL SMALL CAP FUND

ARTISAN INTERNATIONAL VALUE FUND

ARTISAN MID CAP FUND

ARTISAN MID CAP VALUE FUND

ARTISAN OPPORTUNISTIC VALUE FUND

ARTISAN SMALL CAP FUND

ARTISAN SMALL CAP VALUE FUND

ARTISAN FUNDS, INC.

INVESTOR SHARES

ARTISAN FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

This report and the unaudited financial statements contained herein are provided for the general information of the shareholders of Artisan Funds. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For a prospectus, which contains that information and more information about each Fund, please call 800.344.1770 or visit our website at www.artisanfunds.com. Read it carefully before you invest or send money.

Company discussions are for illustration only and are not intended as recommendations of individual stocks. The discussions present information about the companies believed to be accurate, and the views of the portfolio managers, as of March 31, 2007. That information and those views may change, and the Funds disclaim any obligation to advise shareholders of any such changes. Artisan International Fund, Artisan International Value Fund and Artisan Mid Cap Fund offer institutional classes of shares for institutional investors meeting certain minimum investment requirements. A report on each institutional class is available under separate cover.

Artisan Funds offered through Artisan Distributors LLC, member NASD.

TABLE OF CONTENTS

2	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
2	Artisan International Fund
4	Artisan International Small Cap Fund
6	Artisan International Value Fund
8	Artisan Mid Cap Fund
10	Artisan Mid Cap Value Fund
12	Artisan Opportunistic Value Fund
14	Artisan Small Cap Fund
16	Artisan Small Cap Value Fund
18	Top Ten Holdings – All Funds

20	SCHEDULES OF INVESTMENTS
20	Artisan International Fund
23	Artisan International Small Cap Fund
26	Artisan International Value Fund
28	Artisan Mid Cap Fund
31	Artisan Mid Cap Value Fund
33	Artisan Opportunistic Value Fund
35	Artisan Small Cap Fund
38	Artisan Small Cap Value Fund

42	STATEMENTS OF ASSETS AND LIABILITIES

46	STATEMENTS OF OPERATIONS

50	STATEMENTS OF CHANGES IN NET ASSETS

54	FINANCIAL HIGHLIGHTS

60	NOTES TO FINANCIAL STATEMENTS

76	SHAREHOLDER EXPENSE EXAMPLE

78	FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

85	NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

87	PROXY VOTING POLICIES AND PROCEDURES

87	INFORMATION ABOUT PORTFOLIO SECURITIES

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/07)

	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Fund (inception 12/28/95)	18.86%	19.28%	13.33%	12.81%	14.79%
Artisan International Small Cap Fund (inception 12/21/01)	20.22	27.04	27.67	NA	27.21
Artisan International Value Fund (inception 9/23/02)	20.85	22.49	NA	NA	30.44
Artisan Mid Cap Fund (inception 6/27/97)	5.17	10.39	7.60	NA	17.18
Artisan Mid Cap Value Fund (inception 3/28/01)	13.45	17.54	16.72	NA	16.12
Artisan Opportunistic Value Fund (inception 3/27/06)	18.10	NA	NA	NA	17.65
Artisan Small Cap Fund (inception 3/28/95)	(4.74)	9.45	7.83	7.75	9.54
Artisan Small Cap Value Fund (inception 9/29/97)	12.50	16.95	15.30	NA	14.00

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in a Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The performance information shown for Artisan International Fund, Artisan International Small Cap Fund and Artisan International Value Fund does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. Artisan International Small Cap Fund’s investments in initial public offerings (IPOs) made a material contribution to the Fund’s performance. IPO investments are not an integral component of the Fund’s investment process and may not be available in the future. The performance information shown for Artisan Opportunistic Value Fund reflects Artisan Partners’ undertaking to limit the Fund’s expenses when they exceed 1.50%, which may be terminated at any time, has been in effect since the Fund’s inception and has had a material impact on the Fund’s performance. In addition, the outside directors of Artisan Funds have waived that portion of their fees allocable to Artisan Opportunistic Value Fund for the fiscal year ended September 30, 2006. Absent that expense waiver, the Fund’s performance would have been lower.

Artisan International, Artisan International Small Cap, Artisan International Value & Artisan Opportunistic Value: International investments involve special risks, including currency fluctuation, lower liquidity, different accounting methods and economic and political systems and higher transaction costs. These risks are typically greater in emerging markets.

Artisan International, Artisan International Small Cap, Artisan Mid Cap & Artisan Small Cap: Growth stocks may underperform other asset types during a given period.

Artisan International Value, Artisan Opportunistic Value, Artisan Mid Cap Value & Artisan Small Cap Value: Value stocks may underperform other asset types during a given period.

Artisan International Small Cap, Artisan International Value, Artisan Small Cap & Artisan Small Cap Value: Stocks of smaller companies tend to be more volatile and less liquid than those of large companies, have underperformed the stocks of larger companies during some periods and tend to have a shorter history of operations than larger companies.

Artisan International Value, Artisan Mid Cap, and Artisan Mid Cap Value & Artisan Opportunistic Value: Stocks of medium-sized companies tend to be more volatile than those of large companies, and have underperformed the stocks of small and large companies during some periods.

ARTISAN INTERNATIONAL FUND (ARTIX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan International Fund uses a fundamental stock selection process focused on identifying long-term growth opportunities.

Themes. The investment team’s thematic approach identifies catalysts for change and develops investment themes with the objective of capitalizing on them globally. Changing demographics, developing technology, privatization of economic resources and outsourcing are among the long-term catalysts for change that currently form the basis for the team’s investment themes. The team incorporates these catalysts along with sector and regional fundamentals into a long-term global framework for investment analysis and decision-making.

Sustainable Growth. The team applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. The team seeks high quality companies that are well managed, have a dominant or improving market position and competitive advantages compared to industry and regional peers.

Valuation. The team assesses the relationship between its estimate of a company’s sustainable growth prospects and its stock price. The team uses multiple valuation metrics to establish price targets.

The Fund primarily invests in non-U.S. growth companies of all market capitalizations in developed and emerging markets.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/28/95 to 3/31/07)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/07)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Fund	18.86%	19.28%	13.33%	12.81%	14.79%
MSCI EAFE® Growth Index	17.77	17.55	13.47	5.81	5.26
MSCI EAFE® Index	20.20	19.83	15.78	8.31	7.76

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. See page 86 for a description of each index.

INVESTING ENVIRONMENT

During the six-month period ended March 31, 2007, the MSCI EAFE® Index generated a strong 14.85% return. Gains across the markets were fairly broad-based, though slightly stronger in Europe than in the Far East, due in large part to the underperformance of Japanese stocks. Emerging markets stocks outpaced developed markets. China and Brazil were standouts advancing more than 30% each. In the MSCI EAFE® Index, the industrials and materials sectors were leaders, gaining more than 20% each, while the healthcare and technology sectors posted small single-digit advances.

SECTOR DIVERSIFICATION

Sector	9/30/06	3/31/07
Consumer Discretionary	11.8%	11.4%
Consumer Staples	9.8	9.3
Energy	6.5	4.2
Financials	37.3	32.4
Healthcare	5.7	3.9
Industrials	10.9	14.4
Information Technology	4.8	5.7
Materials	0.0 (1)	1.5
Telecommunication Services	4.8	7.3
Utilities	7.7	8.4
Other assets less liabilities	0.7	1.5
Total	100.0%	100.0%

As a percentage of total net assets.

(1) Represents less than 0.1% of total net assets.

PERFORMANCE DISCUSSION

The Fund outperformed the MSCI EAFE® Index during the semiannual reporting period with a gain of 15.76%. The primary driver of strength relative to the Index was positive security selection as two of our key themes, infrastructure and demographics, produced a number of winners. Strength in those themes contributed to positive results in several sectors. Our list of several top contributors in those themes included French construction company Bouygues SA, Japanese heavy machine manufacturer Mitsubishi Heavy Industries, Ltd., French electricity producer Electricite de France, Chinese wireless provider China Mobile Ltd., British grocer William Morrison Supermarkets PLC and Italian energy infrastructure provider Saipem S.p.A. The biggest detractor to performance was the financial sector. Within the sector we were hurt most by Japanese retail affiliated credit card company Credit Saison Co., Ltd., Japanese leasing company ORIX Corporation and Japanese consumer finance company AIFUL CORPORATION. We sold AIFUL due to reduced expectations for future growth.

FUND CHANGES

During the period, we continued to use our fundamental stock selection process to manage a portfolio of companies with what we consider to be reasonable valuations, attractive sustainable growth potential and exposure to the secular themes we have identified.

Two of our purchases could be found in a developing alternative energy trend in our infrastructure theme. We purchased Spanish wind energy turbine maker GamesaCorpocation Tecnologica, S.A. and German specialty chemicals company Wacker Chemie AG. Wacker Chemie’s Polysilicon division has products that are used in solar panels. Other additions in our infrastructure theme included U.K. utility National Grid PLC and German airport operator Fraport AG.

Those additions were funded in large part by several sales in Japan. During the period, we sold our positions in insurance company Millea Holdings, Inc., bank holding company Mitsubishi UFJ Financial Group, Inc., game manufacturer SEGA SAMMY HOLDINGS, INC. and general contracting company TAISEI CORPORATION.

REGION ALLOCATION

Region	9/30/06	3/31/07
Europe	55.4%	56.9%
Pacific Basin	29.0	20.8
Emerging Markets	14.0	19.9
Americas	0.9	0.9

As a percentage of total net assets.

ARTISAN INTERNATIONAL SMALL CAP FUND (ARTJX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan International Small Cap Fund uses a fundamental stock selection process focused on identifying long-term growth opportunities among small non-U.S. companies.

Themes. The investment team’s thematic approach identifies catalysts for change and develops investment themes with the objective of capitalizing on them globally. Changing demographics, developing technology, privatization of economic resources and outsourcing are among the long-term catalysts for change that currently form the basis for the team’s investment themes. The team incorporates these catalysts along with sector and regional fundamentals into a long-term global framework for investment analysis and decision-making.

Sustainable Growth. The team applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. The team seeks high quality companies that are well managed, have a dominant or improving market position and competitive advantages compared to industry and regional peers.

Valuation. The team assesses the relationship between its estimate of a company’s sustainable growth prospects and its stock price. The team uses multiple valuation metrics to establish price targets.

The Fund primarily invests in non-U.S. small-cap growth companies in developed and emerging markets with market capitalizations less than $3 billion at the time of investment.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/21/01 to 3/31/07)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/07)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan International Small Cap Fund	20.22%	27.04%	27.67%	27.21%
MSCI EAFE® Small Cap Index	15.55	23.32	24.29	24.71
MSCI EAFE® Index	20.20	19.83	15.78	15.54

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. The Fund’s investments in initial public offerings (IPOs) made a material contribution to the Fund’s performance. IPO investments are not an integral component of the Fund’s investment process and may not be available in the future. See page 86 for a description of each index.

INVESTING ENVIRONMENT

During the semiannual reporting period ended March 31, 2007, international small-cap stocks showed considerable strength as the MSCI EAFE® Small Cap Index advanced 19.64% in U.S. dollars. Every sector in the Index posted double-digit gains. The telecommunications, energy and industrial sectors were the leaders. The consumer discretionary, consumer staples and technology sectors trailed.

SECTOR DIVERSIFICATION

Sector	9/30/06	3/31/07
Consumer Discretionary	7.3%	10.1%
Consumer Staples	7.1	8.4
Energy	10.1	7.3
Financials	31.5	33.6
Healthcare	2.9	2.1
Industrials	29.4	31.3
Information Technology	0.1	1.1
Materials	3.2	0.7
Telecommunication Services	1.3	1.4
Utilities	2.2	1.6
Other assets less liabilities	4.9	2.4
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund returned 20.86% for the six-month period ended March 31, 2007. Outperformance relative to the Index was driven in part by strong stock selection in the consumer staples and industrial sectors. Our underperformers were not concentrated in any one area. In the consumer staples sector, Mexican food retailer Organización Soriana S.A.B. de C.V., Turkish soft drink bottler Coca-Cola Icecek AS and South African retailer Massmart Holdings Limited were the strongest performers. Among our industrial stocks, Swiss pumps manufacturer Sulzer AG was our largest positive contributor. Its stock reached our target price during the period and we sold our position. Other solid contributors in the industrials sector included Hong Kong-based environmental protection project management provider China Everbright International Limited (a new purchase during the period), German railroad equipment manufacturer Vossloh AG, and Chinese airport operator Beijing Capital International Airport Company Limited. On the downside, our two biggest decliners in the portfolio were from the United Kingdom—Queen’s Walk Investment Ltd., an investment company investing primarily in asset-backed securities, and NETeller PLC, a provider of online money transfer services for Internet gaming companies. Other underperformers included Dutch office products distributor Corporate Express, Japanese real estate firm CREED CORPORATION, and Korean casino and hotel services provider Kangwon Land Inc.

REGION ALLOCATION

Region	9/30/06	3/31/07
Europe	43.8%	47.3%
Pacific Basin	24.0	25.9
Emerging Markets	24.9	23.3
Americas	2.4	1.1

As a percentage of total net assets.

FUND CHANGES

Activity was high during the period as we purchased a number of new names and sold several others. We were attracted to our new positions based on the sustainable growth characteristics we look for in potential investments. In addition to China Everbright International, our largest purchases included Spazio Investment NV (Dutch holding company that manages investments in the Italian industrial real estate market), Kowloon Development Company Limited (Hong Kong-based real estate development company), Tele Atlas NV (based in the Netherlands, a world leader in key segments of the navigation market, including personal and auto navigation, wireless/location-based services, emergency services and fleet-based services), HASEKO Corporation (Japanese general contractor that specializes in condominium construction), and CDNetworks Co., Ltd. (Korean provider of Content Delivery Network (CDN) service to local Internet content providers in the domestic and overseas markets).

Our biggest sales during the period were Korea Investment Holdings Co., Ltd., Sulzer, Banco Latinoamericano de Exportaciones, S.A., Aur Resources, Inc., Acergy SA, Panva Gas Holdings Limited and FINETEC Corporation.

ARTISAN INTERNATIONAL VALUE FUND (ARTKX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan International Value Fund uses a bottom-up investment process focused on identifying what the investment team believes are high quality, undervalued businesses that offer the potential for superior risk/reward outcomes.

Undervaluation. Determining the intrinsic value of the business is the heart of the team’s research process. As long-term investors, it is the team’s core belief that valuation is the most crucial determinant of stock market return over the long-term.

Business quality. The team seeks to invest in companies with a history of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries. This criteria helps rule out businesses that are statistically cheap, but whose values are deteriorating over time.

Financial strength. The team believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.

Shareholder-oriented management. The team’s research process attempts to identify management teams with a history of building value for shareholders.

The Fund primarily invests in undervalued, non-U.S. companies of all market capitalizations in developed and emerging markets.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/23/02 to 3/31/07)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/07)

Fund / Index	1-Year	3-Year	Since Inception
Artisan International Value Fund	20.85%	22.49%	30.44%
MSCI EAFE® Value Index	22.58	22.05	26.97
MSCI EAFE® Index	20.20	19.83	24.14

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. See page 86 for a description of each index.

INVESTING ENVIRONMENT

During the semiannual reporting period ended March 31, 2007, international stocks continued their strong run of performance as the MSCI EAFE® Index gained 14.85%. Not only did international equities broadly outperform their domestic counterparts, but foreign currencies also appreciated relative to the dollar. This continued a pair of trends that has been generally consistent for the past five years. We attribute this to increasing concerns about the health of the U.S. economy—interest rates have risen, the war in Iraq continues to take a heavy psychological and financial toll, and there are mounting problems in the subprime mortgage market.

SECTOR DIVERSIFICATION

Sector	9/30/06	3/31/07
Consumer Discretionary	26.3%	26.5%
Consumer Staples	17.0	15.1
Financials	18.4	14.6
Healthcare	—	1.5
Industrials	16.5	22.4
Information Technology	2.8	1.0
Materials	4.4	3.4
Telecommunication Services	5.1	5.6
Utilities	1.1	—
Other assets less liabilities	8.4	9.9
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

Artisan International Value Fund increased 13.52% during the six-month period ended March 31, 2007.

As value investors, our primary task is the purchase of shares of companies that are selling at a meaningful discount to our estimate of intrinsic value. Thus, our efforts are centered around monitoring business performance and the consequent impact on intrinsic value. As a result, our views on performance are a function of the fundamentals of the companies owned in the portfolio.

The share prices of the following companies had a meaningful positive impact on the portfolio during the semiannual period: Galiform Plc (formerly MFI Furniture Group PLC), a U.K. trade kitchen business; Pfeiffer Vacuum Technology AG, a German vacuum pumps manufacturer; Countrywide PLC, a U.K. service provider to companies in the residential property industry; Vodafone Group PLC, a global wireless telecommunications company; and Diageo PLC, a U.K.-based beverage company. Countrywide was the subject of a takeover bid during the semiannual period, which drove its stock price to new highs. We exited our position after the stock price rose close to our estimate of fair value. The number of stocks in the portfolio that posted losses was limited. U.K.-based reinsurance broker Benfield Group Plc, Korean beverage company Lotte Chilsung Beverage Co., Ltd. and Japanese pachinko machine manufacturer SANKYO CO., LTD. were three stocks that declined during the period. We used the weakness as an opportunity to build our position in Sankyo.

FUND CHANGES

As stock prices rose, we exited a number of positions that reached our estimates of intrinsic value. These sales included: Amdocs Limited, Renault SA, Grupo Televisa S.A., Euronext NV, Brit Insurance Holdings PLC, Red Electrica de Espana, Cementir S.p.A. and Gruma S.A.B.

Proceeds from those sales funded the purchases of Switzerland-based temporary employment company Adecco SA, French pharmaceutical company Sanofi-Aventis, Hong Kong real estate development company Pacific Century Premium Developments Limited and Japanese consumer finance companies TAKEFUJI CORPORATION and ACOM CO., LTD, among others.

REGION ALLOCATION

Region	9/30/06	3/31/07
Europe	54.3%	52.7%
Pacific Basin	14.0	17.7
Americas	12.5	10.9
Emerging Markets	10.8	8.8

As a percentage of total net assets.

ARTISAN MID CAP FUND (ARTMX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Mid Cap Fund uses a bottom-up investment process to construct a diversified portfolio of U.S. mid-cap growth companies.

Security Selection. The team’s investment process begins by identifying companies possessing franchise characteristics (strong competitive positions), selling at attractive valuations and benefiting from an accelerating trend. The investment team looks for companies that are well positioned for long-term growth, driven by demand for their products and services, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the profit cycle.

Capital Allocation. Based on the investment team’s fundamental analysis of a company’s profit cycle, portfolio holdings develop through three stages. GardenSM investments are small positions in the early part of their profit cycle that will warrant a more sizeable allocation once their profit cycle accelerates. CropSM investments are positions that are being increased to a full weight because they are moving through the strongest part of their profit cycle. HarvestSM investments are positions that are being reduced as they near the team’s estimate of full valuation or their profit cycle begins to decelerate.

Broad Diversification. The team looks for investment opportunities across the entire economy so that it can find sustainable growth regardless of the sector or industry.

The Fund primarily invests in medium-sized U.S. growth companies. The Fund generally maintains median and weighted average market capitalizations of less than $10 billion.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (6/27/97 to 3/31/07)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/07)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan Mid Cap Fund	5.17%	10.39%	7.60%	17.18%
Russell Midcap® Growth Index	6.90	12.41	9.45	8.15
Russell Midcap® Index	11.79	15.72	12.91	11.54

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 86 for a description of each index.

INVESTING ENVIRONMENT

In a strong six-month period for stocks, mid-caps were the preferred market cap group, outdistancing small and large-cap stocks. In the mid-cap space, investors preferred value as the Russell Midcap® Growth Index gained 11.18% compared to the 13.77% return for the Russell Midcap® Value Index. In the Russell Midcap® Growth Index, commodity sensitive materials and energy stocks were preferred, while healthcare and technology stocks were among those that trailed the pack. Housing market concerns and credit distress in the subprime mortgage industry also led to sub par returns for financial stocks.

SECTOR DIVERSIFICATION

Sector	9/30/06	3/31/07
Auto & Transportation	2.1%	3.5%
Consumer Discretionary	16.6	18.6
Consumer Staples	2.2	3.9
Financial Services	16.2	14.6
Healthcare	17.5	19.5
Materials & Processing	6.1	7.4
Other	3.1	1.3
Other Energy	4.8	3.8
Producer Durables	5.5	4.0
Technology	19.9	19.2
Utilities	3.5	2.0
Other assets less liabilities	2.5	2.2
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund gained a solid 9.94% for the six-month period ended March 31, 2007. The Fund’s strongest gains relative to the Index could be found in the materials, healthcare and consumer staples sectors.

Our list of leading performers in those sectors included complex metal components manufacturer Precision Castparts Corp., agribusiness and food products company Bunge Limited, biopharmaceutical company MedImmune, Inc., healthcare information technology company Cerner Corporation and grocery operator Supervalu Inc. Investors Financial Services Corp. was another strong contributor as it increased nearly 35%, due in large part to a premium takeout offer from State Street Corporation. We pared back our position on news of the pending takeout.

The technology sector was the primary source of underperformance for the Fund. Within the technology sector, weakness generally centered on two positions—Advanced Micro Devices, Inc. and Intermec, Inc. We sold our position in semiconductor chip manufacturer Advanced Micro Devices because we believed the risks were not skewed in our favor. We continued to hold Intermec, which is an applied technologies company with a broad product offering that includes a franchise in RFID (radio frequency identification) technology.

FUND CHANGES

During the period, we initiated positions in a number of new companies; many were GardenSM investments, but several made it into our top 30 investments, which we generally consider to be our CropSM holdings. All of our new positions met the conditions of our security selection process—they possessed franchise characteristics, were selling at attractive valuations and were benefiting from an accelerating trend.

Our largest three purchases were beverage company Hansen Natural Corporation, Linux operating system distributor Red Hat, Inc. and surgical systems company Intuitive Surgical, Inc.

ARTISAN MID CAP VALUE FUND (ARTQX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Mid Cap Value Fund uses a bottom-up investment process to construct a diversified portfolio of U.S. mid-cap value companies that the investment team believes are undervalued, in sound financial condition and have attractive business economics. The team believes companies with these characteristics are less likely to experience eroding values over the long-term.

Attractive valuation. The team values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that the team believes would be reasonable. The team generally will purchase a security if the stock price falls below or toward the lower end of that range.

Sound financial condition. The team favors companies with an acceptable level of debt and positive cash flow. At a minimum, the team tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interests of the companies’ shareholders.

Attractive business economics. The team favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.

The Fund primarily invests in U.S. securities with market capitalizations between $1.5 billion and $10 billion at the time of purchase.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/28/01 to 3/31/07)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/07)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan Mid Cap Value Fund	13.45%	17.54%	16.72%	16.12%
Russell Midcap® Value Index	17.13	18.58	15.22	15.36
Russell Midcap® Index	11.79	15.72	12.91	12.57

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 86 for a description of each index.

INVESTING ENVIRONMENT

In the six-month period ended March 31, 2007 mid-cap stocks showed considerable strength as the Russell Midcap® Value and Russell Midcap® indices increased 13.77% and 12.38%, respectively. Every sector in the Russell Midcap® Value Index posted strong gains. The leaders were the energy and materials sectors. The producer durables, healthcare and technology sectors underperformed the market during the period.

SECTOR DIVERSIFICATION

Sector	9/30/06	3/31/07
Auto & Transportation	6.0%	9.2%
Consumer Discretionary	31.0	18.6
Consumer Staples	4.2	4.4
Financial Services	26.9	26.9
Healthcare	—	1.4
Materials & Processing	4.3	3.4
Other Energy	15.0	18.8
Producer Durables	1.1	2.9
Technology	8.6	7.3
Other assets less liabilities	2.9	7.1
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund increased 13.00% during the six-month period ended March 31, 2007. Strong stock selection in the technology sector added significant value to the Fund’s relative performance. We also benefited from strength among our financial and consumer staples holdings. Detracting from performance were certain holdings in the consumer discretionary sector and our absence from a strong utilities group. Electronic components distributor Avnet, Inc. and analog and digital signal processor manufacturer Analog Devices, Inc. were our leading contributors in the technology sector.

Among our financial holdings, our strongest performers included two of our property and casualty insurance and reinsurance providers, Alleghany Corporation and White Mountains Insurance Group, Ltd., as well as real estate investment trust Annaly Capital Management, Inc. Our lack of investment in the banking industry also contributed positively to relative performance as the group underperformed. All three of our protein producers—Tyson Foods, Inc., Pilgrim’s Pride Corporation and Smithfield Foods, Inc. (a new purchase during the period)—were solid performers. Other positive contributors included two of our energy-related holdings—oil and gas exploration and production company Noble Energy, Inc. and oil tanker owner Teekay Shipping Corporation. In the consumer discretionary sector, our underperformers were household furnishings companies Furniture Brands International, Inc. and Leggett & Platt, Incorporated as well as athletic footwear and apparel retailer Foot Locker, Inc.

FUND CHANGES

In addition to Smithfield Foods, our largest purchases during the period were GATX Corporation (a railcar leasing company), Alexander & Baldwin, Inc. (a diversified company with ocean transportation and property development and management operations), IndyMac Bancorp, Inc. (a holding company for IndyMac Bank, the 9th largest thrift nationwide (based on assets) and the 9th largest mortgage originator) and BJ Services Company (the third largest provider of pressure pumping services for the petroleum industry). We were attracted to all of our new positions based on the key characteristics of our investment process: attractive valuation, sound financial condition and attractive business economics.

Our purchases were funded in part by the sales of Hilton Hotels Corporation, Hasbro, Inc., Pogo Producing Company, Manpower Inc. and H&R Block, Inc.

ARTISAN OPPORTUNISTIC VALUE FUND (ARTLX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Opportunistic Value Fund uses a bottom-up investment process to construct a flexible portfolio of value-oriented companies that the team believes are undervalued, in solid financial condition and have attractive business economics. The team believes companies with these characteristics are less likely to experience eroding values over the long-term.

Attractive valuation. The team values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that the team believes would be reasonable. The team generally will purchase a security if the stock price falls below or toward the lower end of that range.

Sound financial condition. The team favors companies with an acceptable level of debt and positive cash flow. At a minimum, the team tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interests of the companies’ shareholders.

Attractive business economics. The team favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.

The Fund primarily invests in securities with market capitalizations greater than $1.5 billion at the time of initial purchase.

The Fund can invest up to 25% of its assets in non-U.S. securities.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/27/06 to 3/31/07)

TOTAL RETURNS (as of 3/31/07)

Fund / Index	1-Year	Since Inception
Artisan Opportunistic Value Fund	18.10%	17.65%
Russell 1000® Value Index	16.83	15.96
Russell 1000® Index	11.84	11.37

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Fund’s performance information reflects Artisan Partners’ undertaking to limit the Fund’s expenses, which may be terminated at any time, has been in effect since the Fund’s inception and has had a material impact on the Fund’s performance. In addition, the outside directors of Artisan Funds have waived that portion of their fees allocable to the Fund for the fiscal year ended September 30, 2006. Absent that expense waiver, the Fund’s performance would have been lower. See page 86 for a description of each index.

INVESTING ENVIRONMENT

Stocks of all sizes made strong advances during the six-month period ended March 31, 2007. Though large-cap stocks as a whole generated solid gains in excess of 8%, as measured by the Russell 1000® Index they trailed both small- and mid-cap companies during the period, which returned over 11% and 12%, respectively. Strength in the market was broad across sectors. Materials, utilities and energy stocks were among the strongest performers. In contrast, the healthcare, technology and financial sectors failed to keep pace with the broad market.

SECTOR DIVERSIFICATION

Sector	9/30/06	3/31/07
Auto & Transportation	2.1%	2.1%
Consumer Discretionary	24.2	19.5
Consumer Staples	—	2.1
Financial Services	31.7	31.5
Healthcare	3.6	2.4
Integrated Oils	2.4	2.5
Materials & Processing	2.8	—
Other	3.8	3.7
Other Energy	10.0	9.8
Producer Durables	—	6.8
Technology	16.7	11.7
Other assets less liabilities	2.7	7.9
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund is constructed from the bottom-up without concern for the characteristics of a benchmark, and our sector weights and market cap characteristics also varied quite widely from those of the Index. For the six-month period ended March 31, 2007, the Fund increased 13.22%. Our strongest positive contributors to performance were electronic components distributor Avnet, Inc., athletic footwear and apparel retailer NIKE, Inc., oil and natural gas producer Apache Corporation, financial services provider Royal Bank of Scotland Group plc and oil refiner Valero Energy Corporation. The Fund’s largest decliners were auto insurance provider The Progressive Corporation and two of our more recent purchases, banking and financial services group BNP Paribas and holding company IndyMac Bancorp.

FUND CHANGES

In addition to BNP Paribas and IndyMac Bancorp, our purchases during the period included Nokia Corporation (the world’s largest maker of mobile phones), Ingersoll-Rand Company Limited (a global provider of climate control, industrial, compact vehicle, construction and security products), Statoil ASA (a Norwegian oil and gas company), Ingram Micro Inc. (the largest distributor of IT related products in the world), Smithfield Foods, Inc. (the largest hog producer and pork processor in the world) and Allied World Assurance Company Holdings, Ltd. (specialty insurance and reinsurance provider). We were attracted to these new positions based on the key characteristics of our investment process: attractive valuation, sound financial condition and attractive business economics.

All six of our sales during the period were due to valuation. We sold the following companies as their prices reached our target selling ranges—ConocoPhillips, International Business Machines Corporation, Countrywide Financial Corporation, The Dow Chemical Company, Rent-A-Center, Inc. and Johnson & Johnson.

ARTISAN SMALL CAP FUND (ARTSX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Small Cap Fund uses a bottom-up investment process to construct a diversified portfolio of U.S. small-cap growth companies.

Competitive advantages. A sustainable competitive advantage is critical to producing above average growth and profitability. Identifying the source of a company’s competitive advantage lends confidence to the team’s assessment of intrinsic value.

Return on invested capital. The team believes that, over time, a company with improving returns on its invested capital will be rewarded with a higher valuation. The team determines how much capital investment is needed to achieve a company’s continued growth and analyzes management’s ability to use that capital in the most effective way to support that growth.

Intrinsic value. The team estimates a company’s intrinsic value—the value it thinks a buyer would pay to buy the entire company. The team bases its buy and sell targets for a company’s stock on its intrinsic value estimates.

The Fund primarily invests in companies with market capitalizations between $300 million and $1.5 billion that meet its standards for earnings growth and sustainable growth prospects.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/28/95 to 3/31/07)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/07)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Small Cap Fund	(4.74%)	9.45%	7.83%	7.75%	9.54%
Russell 2000® Growth Index	1.56	9.41	7.88	6.31	7.07
Russell 2000® Index	5.91	12.00	10.95	10.23	11.26

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 86 for a description of each index.

INVESTING ENVIRONMENT

Small-cap stocks, as measured by the Russell 2000® Index, tacked on a nice gain over the six-month period ended March 31, 2007, advancing 11.02%. Growth stocks held a slight advantage over value stocks as the Russell 2000® Growth Index gained 11.46% compared to the 10.62% return for the Russell 2000® Value Index for the same period. Though performance was strong over the full period, returns were not achieved without some volatility as subprime mortgage industry woes and a sell-off in Chinese stocks contributed to a bumpy ride during February and March of 2007. Across the sectors in the Russell 2000® Growth Index, the standout performers were materials, consumer staples and transportation stocks. Not surprisingly, amid the subprime mortgage industry concerns, financials were laggards.

SECTOR DIVERSIFICATION

Sector	9/30/06	3/31/07
Auto & Transportation	5.4%	5.8%
Consumer Discretionary	23.1	24.0
Financial Services	19.8	14.1
Healthcare	10.1	13.4
Materials & Processing	4.7	4.3
Other Energy	6.8	7.3
Producer Durables	5.3	6.6
Technology	21.8	20.0
Utilities	—	1.5
Other assets less liabilities	3.0	3.0
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund gained 6.47% for the six-month period ended March 31, 2007. The Fund had strong performers in the utilities, healthcare and technology sectors. The materials sector was the Fund’s primary source of weakness relative to the Russell 2000® Growth Index. In the utilities sector, our leading performer was electricity transmission company ITC Holdings Corp. (a new purchase during the period), which generated a solid gain. Among our healthcare stocks, ventricular assist device maker Thoratec Corporation and clinical research services company ICON PLC were top contributors to performance as each returned more than 20%. Their contributions to the Fund’s return were partially offset by weakness in respiratory pharmaceutical company Adams Respiratory Therapeutics, Inc. We sold our position in Adams Respiratory Therapeutics due to lower growth expectations.

In the technology sector, the Fund benefited from the strength of customer intelligence software company Witness Systems, Inc. and applied technologies company Aeroflex Incorporated, both of which received takeout offers during the period. We sold our position in Witness Systems and reduced our weight in Aeroflex.

Our low weight in commodity-sensitive stocks was part of the reason for the Fund’s underperformance in the materials sector. Roofing materials company Beacon Roofing Supply, Inc. also declined, which further contributed to our negative results in the sector. We sold our position in Beacon due to lower growth expectations.

FUND CHANGES

During the period, a pick up in volatility presented us with a number of opportunities. We used those opportunities to invest in companies that met our security selection criteria: competitive advantages, return on invested capital and intrinsic valuation. Our largest purchases were Transaction Systems Architects, Inc., an electronic payment software maker; Microsemi Corporation, a semiconductor company; Brightpoint, Inc., a wireless services company; and Iconix Brand Group, Inc., a brand manager.

Our purchases were funded by the sales already mentioned, and others, including Open Solutions Inc., F5 Networks, Inc., Central Garden & Pet Company and Max Re Capital Ltd.

ARTISAN SMALL CAP VALUE FUND (ARTVX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Small Cap Value Fund uses a bottom-up investment process to construct a diversified portfolio of U.S. small-cap value companies that the investment team believes are undervalued, in sound financial condition and have attractive business economics. The team believes companies with these characteristics are less likely to experience eroding values over the long-term.

Attractive valuation. The team values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that the team believes would be reasonable. The team generally will purchase a security if the stock price falls below or toward the lower end of that range.

Sound financial condition. The team favors companies with an acceptable level of debt and positive cash flow. At a minimum, the team tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interests of the companies’ shareholders.

Attractive business economics. The team favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.

The Fund primarily invests in U.S. securities with market capitalizations below $1.5 billion at the time of purchase.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/29/97 to 3/31/07)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/07)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan Small Cap Value Fund	12.50%	16.95%	15.30%	14.00%
Russell 2000® Value Index	10.38	14.47	13.61	11.17
Russell 2000® Index	5.91	12.00	10.95	7.54

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 86 for a description of each index.

INVESTING ENVIRONMENT

The six-month period ended March 31, 2007, was a very strong period for small cap stocks as the Russell 2000® Value and Russell 2000® indices increased 10.62% and 11.02%, respectively. Most sectors in the Russell 2000® Value Index posted double-digit returns—consumer staples and materials were two of the leaders. The financials sector significantly underperformed during the same period.

SECTOR DIVERSIFICATION

Sector	9/30/06	3/31/07
Auto & Transportation	3.5%	4.5%
Consumer Discretionary	30.3	22.8
Consumer Staples	1.9	1.7
Financial Services	14.0	12.0
Healthcare	4.2	4.8
Materials & Processing	9.8	9.4
Other	—	1.1
Other Energy	12.0	17.9
Producer Durables	2.9	5.4
Technology	11.6	11.1
Utilities	2.5	1.9
Other assets less liabilities	7.3	7.4
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund gained 10.98% for the six-month period ended March 31, 2007, which compared to the 10.62% return for the Russell 2000® Value Index. The Fund was generally supported by the returns of our financial and healthcare stocks during the period. Conversely, selection in the consumer discretionary sector hurt the Fund’s relative results. In the financials sector, our list of leading contributors included title insurance provider Stewart Information Services Corporation and our insurance brokers Hub International Limited and Hilb Rogal & Hobbs Company. Our lack of investment in the banking industry also contributed positively to relative performance as the group underperformed. Among our healthcare holdings, two of our strongest contributors were medical instruments developer CONMED Corporation and health and security imaging systems manufacturer Analogic Corporation. Other top contributors included casing and tubing manufacturer Lone Star Technologies, Inc., automotive and residential materials and components manufacturer Quanex Corporation and oil services company RPC, Inc. In the consumer discretionary sector, among our underperformers were residential furniture manufacturer Furniture Brands International, Inc. and human resources services provider Gevity HR, Inc. Other holdings that underperformed during the period included oil and gas company Stone Energy Corporation, mortgage banking company Accredited Home Lenders Holding Co., and flat panel displays inspecting equipment manufacturer Orbotech, Ltd.

FUND CHANGES

We found opportunities during the period to purchase several new names and sold several others. We were attracted to all of our new positions based on the key characteristics of our investment process: attractive valuation, sound financial condition and attractive business economics.

We found several attractive investment opportunities in the computer services and software industry. We bought CACI International Inc., SRA International, Inc. and SI International Inc., all of which provide information technology services to federal government agencies; SonicWALL, Inc., a provider of Internet security solutions for broadband customers in small- to mid-sized businesses; and webMethods, Inc., a provider of integration software services. We also purchased Grey Wolf, Inc. (a land drilling contractor), CARBO Ceramics Inc. (a materials supplier to the oil and gas industry) and Walter Industries, Inc. (a diversified company with operations primarily in two distinct segments—coal mining and natural gas production, and homebuilding and financing for lower income customers), among others.

Our sales during the period included Applebee’s International, Inc., Albemarle Corporation, Open Text Corporation and Superior Industries International, Inc.

ARTISAN FUNDS, INC.

Top Ten Holdings – March 31, 2007 (Unaudited)

ARTISAN INTERNATIONAL FUND

Company Name	Country	3/31/07
UBS AG	Switzerland	3.1%
Allianz SE	Germany	2.5
Bouygues SA	France	2.4
Nestle SA	Switzerland	2.4
Fortum Oyj	Finland	2.1
Mitsubishi Heavy Industries, Ltd.	Japan	2.1
Publishing & Broadcasting Limited	Australia	2.1
Kookmin Bank	South Korea	2.0
Swiss Re	Switzerland	2.0
Credit Saison Co., Ltd.	Japan	1.9
Total		22.6%

As a percentage of total net assets. Top 10 Holdings are determined by issuer.

ARTISAN INTERNATIONAL VALUE FUND

Company Name	Country	3/31/07
Diageo PLC	United Kingdom	5.1%
Tyco International Ltd.	United States	4.9
Wolters Kluwer NV	Netherlands	4.5
Vodafone Group PLC	United Kingdom	4.0
Pfeiffer Vacuum Technology AG	Germany	3.7
Galiform Plc	United Kingdom	3.6
Adecco SA	Switzerland	3.5
Benfield Group Plc	United Kingdom	3.4
Givaudan SA	Switzerland	3.0
Heidelberger Druckmaschinen AG	Germany	3.0
Total		38.7%

As a percentage of total net assets. Top 10 Holdings are determined by issuer.

ARTISAN INTERNATIONAL SMALL CAP FUND

Company Name	Country	3/31/07
Spazio Investment NV	Italy	3.2%
Fraser & Neave Limited	Singapore	2.7
Empresas ICA S.A.B. de C.V.	Mexico	2.6
Sibir Energy PLC	United Kingdom	2.2
Bank Sarasin & Cie AG	Switzerland	2.2
NTT URBAN DEVELOPMENT CORPORATION	Japan	2.0
Vossloh AG	Germany	2.0
Geodis SA	France	1.9
Commercial International Bank	Egypt	1.9
CREED CORPORATION	Japan	1.8
Total		22.5%

As a percentage of total net assets. Top 10 Holdings are determined by issuer.

ARTISAN MID CAP FUND

Company Name	Country	3/31/07
Thermo Fisher Scientific, Inc.	United States	4.5%
Electronic Arts Inc.	United States	4.3
MedImmune, Inc.	United States	3.0
Allergan, Inc.	United States	2.8
Chico's FAS, Inc.	United States	2.6
MGIC Investment Corporation	United States	2.5
Supervalu Inc.	United States	2.1
NII Holdings, Inc.	United States	1.9
Hansen Natural Corporation	United States	1.8
Intermec, Inc.	United States	1.8
Total		27.3%

As a percentage of total net assets. Top 10 Holdings are determined by issuer.

ARTISAN MID CAP VALUE FUND

Company Name	Country	3/31/07
Alleghany Corporation	United States	3.7%
Avnet, Inc.	United States	3.2
Nabors Industries Ltd.	United States	2.8
Pioneer Natural Resources Company	United States	2.7
Noble Energy, Inc.	United States	2.6
Forest Oil Corporation	United States	2.5
Ingram Micro Inc.	United States	2.5
Fidelity National Financial, Inc.	United States	2.4
The Student Loan Corporation	United States	2.4
Hewitt Associates, Inc.	United States	2.4
Total		27.2%

As a percentage of total net assets. Top 10 Holdings are determined by issuer.

ARTISAN SMALL CAP FUND

Company Name	Country	3/31/07
Global Cash Access Holdings, Inc.	United States	1.9%
W-H Energy Services, Inc.	United States	1.9
HealthExtras, Inc.	United States	1.8
optionsXpress Holdings, Inc.	United States	1.8
K-V Pharmaceutical Company	United States	1.8
Avocent Corporation	United States	1.8
Transaction Systems Architects, Inc.	United States	1.8
Euronet Worldwide, Inc.	United States	1.7
Microsemi Corporation	United States	1.7
Actuant Corporation	United States	1.7
Total		17.9%

As a percentage of total net assets. Top 10 Holdings are determined by issuer.

ARTISAN OPPORTUNISTIC VALUE FUND

Company Name	Country	3/31/07
Apache Corporation	United States	4.9%
Wal-Mart Stores, Inc.	United States	4.9
Royal Bank of Scotland Group PLC	United Kingdom	4.7
American International Group, Inc.	United States	4.7
BNP Paribas	France	4.2
Nokia Corporation	Finland	4.0
Berkshire Hathaway Inc.	United States	3.7
Avnet, Inc.	United States	3.6
NIKE, Inc.	United States	3.5
The Progressive Corporation	United States	2.9
Total		41.1%

As a percentage of total net assets. Top 10 Holdings are determined by issuer.

ARTISAN SMALL CAP VALUE FUND

Company Name	Country	3/31/07
Stewart Information Services Corporation	United States	3.0%
Lone Star Technologies, Inc.	United States	2.7
Lawson Software, Inc.	United States	2.2
St. Mary Land & Exploration Company	United States	2.1
Hilb Rogal & Hobbs Company	United States	2.1
Orbotech Ltd.	Israel	2.0
Quanex Corporation	United States	1.9
Ethan Allen Interiors Inc.	United States	1.9
Tetra Tech, Inc.	United States	1.9
Zale Corporation	United States	1.8
Total		21.6%

As a percentage of total net assets. Top 10 Holdings are determined by issuer.

ARTISAN INTERNATIONAL FUND

Schedule of Investments – March 31, 2007 (Unaudited)

	Shares Held	Value

COMMON AND PREFERRED STOCKS - 98.5%

AUSTRALIA - 2.1%
Publishing & Broadcasting Limited	20,919,713	$335,983,921

AUSTRIA - 1.0%
Wiener Staedtische Versicherung AG	2,241,674	159,010,094

BELGIUM - 2.0%
Dexia SA	2,430,313	72,527,565
Fortis	5,560,111	253,871,085
Umicore	9,380	1,667,780

		328,066,430
BRAZIL - 0.3%
Vivo Participacoes S.A., Preferred (ADR)	13,530,268	47,491,241

CANADA - 0.9%
Nortel Networks Corporation(1)	6,278,900	151,007,545

CHINA - 7.1%
China Construction Bank	124,150,000	70,865,681
China Life Insurance Co., Limited, Series H	57,212,500	164,750,912
China Merchants Holdings International Company Limited	38,801,000	163,874,448
China Mobile Ltd.	20,342,700	185,111,150
China Netcom Group Corporation (Hong Kong) Limited	49,380,100	129,240,807
China Resources Enterprise Ltd	17,826,200	59,432,074
China Resources Land Limited	69,382,300	83,470,099
China Unicom Limited	188,297,500	271,354,687
Denway Motors Limited	19,166,100	8,364,549
Tencent Holdings Limited	2,569,600	8,386,101

		1,144,850,508
DENMARK - 0.3%
A P Moeller - Maersk A/S, Series B	5,176	54,008,014

FINLAND - 2.2%
Fortum Oyj(2)	11,871,479	346,191,407

FRANCE - 11.3%
Alstom(1)	1,581,586	205,254,807
Bouygues SA	5,108,002	394,740,913
Carrefour SA	3,790,879	277,256,518
Electricite de France (EDF)	3,222,197	270,142,393

	Shares Held	Value

FRANCE (CONTINUED)
LVMH Moet Hennessy Louis Vuitton SA	2,158,767	$239,498,681
Technip SA	2,626,443	192,688,692
Vinci SA	1,521,641	235,832,026

		1,815,414,030
GERMANY - 10.0%
Allianz SE	1,972,290	404,977,238
Bayerische Motoren Werke (BMW) AG	827,391	48,819,791
DaimlerChrysler AG	1,992,255	163,407,135
Deutsche Post AG	6,267,158	189,709,146
E.ON AG	1,017,700	138,369,363
Fraport AG	2,254,345	164,667,012
IVG Immobilien AG	1,241,382	59,450,064
Linde AG	562,961	60,651,340
RWE AG	1,624,498	171,849,093
United Internet AG	1,852,470	36,005,753
Wacker Chemie AG(1)	1,027,445	178,426,622

		1,616,332,557
HONG KONG - 4.9%
The Bank of East Asia, Ltd.	5,012,300	29,155,825
Hutchison Whampoa Limited	19,473,800	187,173,786
MTR Corporation Limited	27,340,800	68,443,853
NWS Holdings Limited	38,262,246	103,570,295
Sun Hung Kai Properties Limited	18,813,400	217,424,972
Swire Pacific Limited, A Shares	17,048,177	191,242,428

		797,011,159
ITALY - 3.7%
Hera SpA	7,168,780	30,165,708
Intesa Sanpaolo	16,518,998	125,450,353
Mediobanca S.p.A.	5,196,386	115,716,349
Telecom Italia S.p.A. - RNC	22,702,705	56,136,036
UniCredito Italiano SpA	29,060,970	276,600,330

		604,068,776
JAPAN - 12.8%
Chugai Pharmaceutical Co., Ltd.	5,895,900	149,098,625
Credit Saison Co., Ltd.(3)	9,332,200	307,272,030
JAPAN TOBACCO INC.	52,487	257,891,828
Jupiter Telecommunications Co., Ltd.(1)	227,341	190,994,221
KEYENCE CORPORATION	252,850	57,054,324
KUBOTA CORPORATION	3,224,900	28,269,872
Mitsubishi Estate Company Ltd.	4,657,400	152,954,328
Mitsubishi Heavy Industries, Ltd.	53,478,200	345,811,171
Mitsui Fudosan Co., Ltd.	4,213,900	123,727,885

	Shares Held	Value

JAPAN (CONTINUED)
Mizuho Financial Group, Inc.	10,399	$66,979,303
NTT Data Corporation	21,083	107,168,338
ORIX Corporation	1,091,970	284,483,019

		2,071,704,944
LUXEMBOURG - 0.6%
RTL Group	772,286	92,849,248

MEXICO - 2.2%
Grupo Televisa S.A. (ADR)	8,131,029	242,304,664
Wal-Mart de Mexico SA de CV	27,476,200	117,315,091

		359,619,755
NETHERLANDS - 3.1%
ASML Holding N.V.(1)	10,238,656	252,893,451
ASML Holding N.V., NY Shares(1)	620,474	15,356,732
ING Groep N.V.	4,295,360	181,606,338
Unilever NV CVA	1,467,933	42,748,457

		492,604,978
NORWAY - 1.3%
Renewable Energy Corp AS(1)	2,322,800	52,545,120
SeaDrill Ltd.(1)	9,982,405	164,230,212

		216,775,332
PORTUGAL - 0.1%
Sonae, S.G.P.S., S.A.	6,014,294	13,577,790

RUSSIA - 3.6%
LUKOIL (ADR)	3,139,682	271,582,493
NovaTek OAO (GDR)	872,583	50,609,814
OAO TMK (GDR)(1)(4)	1,059,675	35,605,080
RAO Unified Energy System (UES)(GDR)	1,640,060	223,458,175

		581,255,562
SINGAPORE - 1.0%
Singapore Airlines Limited	15,385,400	168,340,401

SOUTH AFRICA - 0.6%
MTN Group Limited	6,571,374	89,224,666

SOUTH KOREA - 5.5%
Hana Financial Group Inc.	3,928,484	203,355,836
Kookmin Bank	3,603,853	323,304,840
NHN Corp.(1)	1,013,266	148,629,579
Shinhan Financial Group Co., Ltd.	3,628,338	208,259,196

		883,549,451
SPAIN - 2.2%
Bolsas y Mercados Espanoles	177,172	8,683,614
Gamesa Corporacion Tecnologica, S.A. (Gamesa)	4,908,680	177,701,761
Industria de Diseno Textil, S.A. (Inditex)	2,733,417	169,901,285

		356,286,660

	Shares Held	Value

SWITZERLAND - 11.6%
Adecco SA	2,808,659	$178,322,052
Nestle SA	999,674	389,331,128
Novartis AG	3,138,997	180,050,274
Roche Holding AG	228,776	44,375,183
Roche Holding AG - Genussscheine	1,413,621	250,116,047
Swiss Re	3,447,086	314,880,094
UBS AG	8,550,066	508,015,278

		1,865,090,056

TAIWAN - 0.6%
Taiwan Semiconductor Manufacturing Company Ltd. (ADR)	8,586,138	92,300,984

UNITED KINGDOM - 7.5%
Barclays PLC	10,032,195	142,338,722
British Sky Broadcasting Group plc	6,194,112	68,746,405
Cadbury Schweppes PLC	12,066,733	154,820,737
Carnival PLC	1,496,098	72,100,896
Kingfisher PLC	28,473,347	155,906,968
Lloyds TSB Group plc	15,873,850	174,929,128
National Grid PLC	11,487,375	180,278,245
Vodafone Group Plc	3,391,251	9,042,553
William Morrison Supermarkets PLC	42,657,451	259,175,353

		1,217,339,007

Total common and preferred stocks (Cost $11,221,220,267)		15,899,954,516
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 0.9%
Repurchase agreement with Fixed Income Clearing Corporation, 5.00%, dated 3/30/07, due 4/2/07, maturity value $149,644,326, collateralized by $68,050,275 market value Federal National Mortgage Association Note, 6.30%, due 12/21/26, and $84,525,000 market value Federal National Mortgage Association Note, 6.625%, due 11/15/30 (Cost $149,582,000)	$149,582,000	149,582,000

Total investments - 99.4% (Cost $11,370,802,267)		16,049,536,516

Other assets less liabilities - 0.6%		90,537,515

Total net assets - 100.0%(5)		$16,140,074,031

(1)	Non-income producing security.
(2)	11,500,000 shares of the security, with a value of $335,358,482, were on loan at March 31, 2007.
(3)	Affiliated company as defined by the Investment Company Act of 1940. See Note (6) in Notes to Financial Statements.
(4)	Valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds. In total, securities valued at a fair value were $35,605,080 or 0.2% of total net assets.
(5)	Percentages for the various classifications relate to total net assets.

Security names may not represent the legal name of the entity.

(ADR) American Depository Receipt

(GDR) Global Depository Receipt

PORTFOLIO DIVERSIFICATION - MARCH 31, 2007 (Unaudited)
	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,848,309,838	11.4%
Consumer Staples	1,498,539,112	9.3
Energy	679,111,211	4.2
Financials	5,225,302,606	32.4
Healthcare	623,640,129	3.9
Industrials	2,320,161,514	14.4
Information Technology	921,347,927	5.7
Materials	240,745,742	1.5
Telecommunication Services	1,182,342,053	7.3
Utilities	1,360,454,384	8.4

Total common and preferred stocks	15,899,954,516	98.5
Short-term investments	149,582,000	0.9

Total investments	16,049,536,516	99.4
Other assets less liabilities	90,537,515	0.6

Total net assets	$16,140,074,031	100.0%

CURRENCY EXPOSURE - MARCH 31, 2007 (Unaudited)
	Value	Percentage of Total Investments
Australian dollar	$335,983,921	2.1%
British pound	1,217,339,007	7.6
Danish krone	54,008,014	0.3
Euro	5,809,045,238	36.2
Hong Kong dollar	1,941,861,667	12.1
Japanese yen	2,071,704,944	12.9
Mexican peso	117,315,091	0.7
Norwegian krone	216,775,332	1.4
Singapore dollar	168,340,401	1.0
South African rand	89,224,666	0.6
South Korean won	883,549,451	5.5
Swiss franc	1,865,090,056	11.6
US dollar	1,279,298,728	8.0

Total investments	$16,049,536,516	100.0%

The accompanying notes are an integral part of the financial statements.

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments – March 31, 2007 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 97.6%

AUSTRALIA - 1.0%
Billabong International Limited	844,362	$11,408,996

AUSTRIA - 3.2%
C.A.T. oil AG(1)	304,049	9,544,851
Flughafen Wien AG	127,899	12,525,299
Wienerberger AG	216,243	13,504,590

		35,574,740
BRAZIL - 0.2%
GVT Holding SA(1)	162,200	1,873,688

CANADA - 1.1%
Great Canadian Gaming Corporation(1)	1,150,400	11,817,881

CHINA - 7.9%
Beijing Capital International Airport Company Limited, Series H	18,328,600	18,203,102
China Everbright International Limited	60,910,800	17,150,286
China Everbright Limited(1)	11,868,600	12,151,891
Hengan International Group Company Limited	5,249,900	15,386,537
Hi Sun Technology (China) Limited(1)	545,700	174,602
Shanghai Electric Group Company Limited, Series H	32,652,300	15,253,202
Xinhua Finance Limited(1)	15,397	9,655,790

		87,975,410
DENMARK - 0.3%
TK Development A/S(1)	144,100	2,880,579

EGYPT - 1.9%
Commercial International Bank (GDR)(2)	2,140,747	20,872,283

FINLAND - 1.5%
Metso Corporation	326,300	17,239,366

FRANCE - 6.7%
Geodis SA	97,703	20,966,180
Guyenne et Gascogne SA	120,566	19,343,078
Kaufman & Broad S.A.	261,579	19,648,467
Norbert Dentressangle	152,000	14,213,445

		74,171,170

	Shares Held	Value

GERMANY - 3.4%
DIC Asset AG	123,546	$5,281,246
Vossloh AG	233,094	22,391,238
Wirecard AG(1)	899,003	9,955,736

		37,628,220
GREECE - 1.3%
Greek Postal Savings Bank(1)	496,300	12,556,886
Metka S.A.	112,470	2,010,252

		14,567,138
HONG KONG - 6.9%
Cafe De Coral Holdings Limited	4,818,000	8,706,746
Chen Hsong Holdings Limited	7,752,200	5,059,988
Emperor Entertainment Hotel Limited	26,860,200	5,122,122
Hong Kong Exchanges & Clearing Limited	2,078,000	20,212,197
Imagi International Holdings Limited(1)	6,120,200	3,328,963
Kowloon Development Company Limited	8,599,900	16,509,695
Tian An China Investments Company Limited(1)	22,987,400	17,652,064

		76,591,775
INDIA - 2.5%
Indiabulls Financial Services Ltd.	1,651,313	16,032,534
Indiabulls Real Estate Ltd(1)	1,651,313	11,245,569

		27,278,103
ITALY - 9.3%
Azimut Holding SpA	1,228,673	18,136,618
Davide Campari - Milano S.p.A.	474,607	4,672,608
Pirelli & C. Real Estate S.p.A.	214,202	16,249,990
Socotherm S.p.A.	1,015,711	15,861,432
Spazio Investment NV(3)	1,769,487	35,456,540
Tod’s S.p.A.	153,950	13,431,270

		103,808,458
JAPAN - 11.0%
CREED CORPORATION	6,327	20,510,132
HASEKO Corporation(1)	3,407,800	12,435,115
NTT URBAN DEVELOPMENT CORPORATION	9,670	22,648,676
Ozeki Company, Ltd.	387,400	10,717,278
Pasona Inc.	7,285	15,393,457
Raito Kogyo Co., Ltd.	2,397,100	7,750,298
SHIZUOKA GAS CO., LTD.	1,906,000	13,538,035
SHO-BOND CORPORATION	1,287,700	13,877,962
USJ Co., Ltd.(1)	13,490	5,872,683

		122,743,636

	Shares Held	Value

MEXICO - 3.4%
Empresas ICA S.A.B. de C.V.(1)	7,491,150	$28,856,358
Organizacion Soriana S.A.B. de C.V., Series B	3,047,100	9,013,006

		37,869,364
NETHERLANDS - 4.4%
Buhrmann NV	628,235	8,459,416
SBM Offshore NV	319,898	11,533,792
Tele Atlas NV(1)	567,386	12,748,595
VastNed Retail NV	158,273	16,132,033

		48,873,836
NORWAY - 3.4%
Electromagnetic GeoServices AS(1)	210,050	5,028,096
Scandinavian Property Development ASA (SPD)(1)(2)	1,400,000	11,746,705
Sea Production Ltd.(1)(2)	1,000,000	1,974,236
SeaDrill Ltd.(1)	906,530	14,914,203
Sealift Ltd.(1)(2)	1,500,000	3,825,083

		37,488,323
OMAN - 0.7%
Bank Muscat SAOG (GDR)(2)	414,532	4,684,212
Bank Muscat SAOG, Reg S (GDR)(2)	242,872	2,744,454

		7,428,666
PHILIPPINES - 0.1%
First Gen Corporation	627,800	728,638

PORTUGAL - 0.7%
CIMPOR-Cimentos de Portugal, SGPS, SA	931,019	7,810,447

RUSSIA - 1.2%
Uralsvyazinform (ADR)(2)	1,067,900	13,882,700

SINGAPORE - 7.0%
Fraser & Neave Limited	8,878,600	29,846,001
Jaya Holdings Limited	13,987,200	13,368,118
SIA Engineering Company	4,214,200	13,055,229
Singapore Exchange Limited	4,177,000	18,033,385
Want Want Holdings Limited	1,928,000	3,759,600

		78,062,333
SOUTH AFRICA - 1.1%
Massmart Holdings Limited	1,101,482	12,807,224

SOUTH KOREA - 2.0%
CDNetworks Co., Ltd.(1)	436,272	12,381,444
Kangwon Land Inc.	534,356	10,024,855

		22,406,299
SWEDEN - 2.2%
D. Carnegie & Co AB	440,800	9,169,130
Elekta AB, B Shares	786,272	14,159,607
Gant Company AB(1)	36,100	1,274,367

		24,603,104

	Shares Held	Value
SWITZERLAND - 5.7%
Bank Sarasin & Cie AG, B Shares	6,836	$24,696,572
Banque Cantonale Vaudoise (BCV)	11,371	5,413,425
iQ Power AG(1)	1,386,491	4,056,196
Schindler Holding AG, Participation Certificates	319,396	19,450,524
Straumann Holding AG(1)	33,588	9,632,900

		63,249,617
THAILAND - 0.4%
Bangkok Bank Public Company Limited	1,479,900	4,776,598

TURKEY - 1.9%
Akenerji Elektrik Uretim AS(1)	972,781	3,298,510
Coca-Cola Icecek AS(1)	2,217,815	17,844,489

		21,142,999
UNITED KINGDOM - 5.2%
IMI PLC	914,996	10,443,330
Investec PLC	1,288,180	16,679,932
Queen’s Walk Investment Ltd.	728,254	5,768,930
Sibir Energy PLC(1)	2,675,890	24,749,017

		57,641,209

Total common stocks (Cost $737,427,217)		1,085,202,800
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.0%
Repurchase agreement with Fixed Income Clearing Corporation, 5.00%, dated 3/30/07, due 4/2/07, maturity value $10,998,581, collateralized by $11,217,169 market value Federal Home Loan Bank Note, 5.625%, due 3/14/36 (Cost $10,994,000)	$10,994,000	10,994,000

Total investments - 98.6% (Cost $748,421,217)		1,096,196,800

Other assets less liabilities - 1.4%		15,954,835

Total net assets - 100.0%(4)		$1,112,151,635

(1)	Non-income producing security.
(2)	Valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds. In total, securities valued at a fair value were $59,729,673 or 5.4% of total net assets.
(3)	Affiliated company as defined by the Investment Company Act of 1940. See Note (6) in Notes to Financial Statements.
(4)	Percentages for the various classifications relate to total net assets.

Security names may not represent the legal name of the entity.

(ADR) American Depository Receipt

(GDR) Global Depository Receipt

PORTFOLIO DIVERSIFICATION - MARCH 31, 2007 (Unaudited)
	Value	Percentage of Total Net Assets
Consumer Discretionary	$111,661,329	10.1%
Consumer Staples	93,543,820	8.4
Energy	81,631,391	7.3
Financials	373,364,398	33.6
Healthcare	23,792,507	2.1
Industrials	347,695,893	31.3
Information Technology	12,381,444	1.1
Materials	7,810,447	0.7
Telecommunication Services	15,756,388	1.4
Utilities	17,565,183	1.6

Total common stocks	1,085,202,800	97.6
Short-term investments	10,994,000	1.0

Total investments	1,096,196,800	98.6
Other assets less liabilities	15,954,835	1.4

Total net assets	$1,112,151,635	100.0%

CURRENCY EXPOSURE - MARCH 31, 2007 (Unaudited)
	Value	Percentage of Total Investments
Australian dollar	$11,408,996	1.0%
Brazilian real	1,873,688	0.2
British pound	51,872,279	4.7
Canadian dollar	11,817,881	1.1
Danish krone	2,880,579	0.3
Euro	349,498,501	31.9
Hong Kong dollar	154,911,395	14.1
Indian rupee	27,278,103	2.5
Japanese yen	132,399,426	12.1
Mexican peso	37,869,364	3.5
Norwegian krone	37,488,323	3.4
Philippine peso	728,638	0.1
Singapore dollar	74,302,733	6.8
South African rand	12,807,224	1.2
South Korean won	22,406,299	2.0
Swedish krona	24,603,104	2.2
Swiss franc	59,193,421	5.4
Thai baht	4,776,598	0.4
Turkish lira	21,142,999	1.9
US dollar	56,937,249	5.2

Total investments	$1,096,196,800	100.0%

The accompanying notes are an integral part of the financial statements.

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments – March 31, 2007 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 90.1%

BERMUDA - 1.2%
Lancashire Holdings Ltd(1)	3,622,158	$24,163,449

CANADA - 2.8%
CanWest Global Communications Corp.(1)	5,991,900	57,401,831

FRANCE - 3.1%
Gemalto NV(1)	81,027	1,869,304
Sanofi-Aventis	360,718	31,369,422
Vivendi	744,289	30,245,344

		63,484,070
GERMANY - 7.7%
Bayerische Motoren Werke (BMW) AG	340,644	20,099,528
Heidelberger Druckmaschinen AG	1,333,367	61,094,419
Pfeiffer Vacuum Technology AG(2)	822,027	74,824,863

		156,018,810
HONG KONG - 3.3%
Guoco Group Limited	3,183,600	44,778,606
Pacific Century Premium Developments Limited	68,766,900	21,738,561

		66,517,167
JAPAN - 14.4%
ACOM CO., LTD	449,570	19,113,592
Central Japan Railway Company	4,092	46,531,568
MEITEC CORPORATION(2)	1,832,900	59,105,737
SANKYO CO., LTD.	1,204,500	52,947,301
Sekisui House, Ltd.	3,199,700	49,798,454
TAKEFUJI CORPORATION	569,340	22,852,836
UNI-CHARM CORPORATION	665,200	42,111,270

		292,460,758
MEXICO - 4.2%
Grupo Modelo, S.A. de C.V., Series C	7,861,200	40,273,672
Kimberly-Clark de Mexico, S.A. de C.V., Class A	9,840,700	43,906,822

		84,180,494

	Shares Held	Value
NETHERLANDS - 4.5%
Wolters Kluwer NV	3,008,566	$90,266,585

SOUTH KOREA - 3.4%
Honam Petrochemical Corporation	96,747	8,381,038
Lotte Chilsung Beverage Co., Ltd.	14,600	18,637,968
Lotte Confectionery Co., Ltd.	7,705	9,868,755
SK Telecom Co., Ltd. (ADR)	1,364,100	31,947,222

		68,834,983
SWITZERLAND - 8.7%
Adecco SA	1,103,156	70,039,489
Givaudan SA	66,441	61,457,173
Panalpina Welttransport Holding AG	26,831	4,488,946
Pargesa Holding SA	281,483	29,534,693
Tamedia AG	81,060	11,006,789

		176,527,090
UNITED KINGDOM - 28.7%
Benfield Group Plc	10,716,586	68,379,870
Carpetright PLC	1,040,855	23,821,098
Diageo PLC	5,073,939	102,792,972
Experian Group Ltd.	3,332,696	38,398,515
Galiform Plc(1)	23,637,823	72,448,161
Home Retail Group	5,939,371	51,893,774
Signet Group PLC	24,663,421	60,910,039
SurfControl PLC(1)(2)	1,871,963	17,497,770
Unilever PLC (ADR)	1,586,816	47,715,557
Vitec Group PLC	1,316,870	15,392,926
Vodafone Group PLC (ADR)	3,014,468	80,968,611

		580,219,293
UNITED STATES - 8.1%
Arch Capital Group Ltd.(1)	312,336	21,304,439
Tyco International Ltd.	3,125,300	98,603,215
Willis Group Holdings Limited	1,108,500	43,874,430

		163,782,084

Total common stocks (Cost $1,532,753,477)		1,823,856,614

	Par Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 9.0%
Repurchase agreement with Fixed Income Clearing Corporation, 5.00%, dated 3/30/07, due 4/2/07, maturity value $183,032,232, collateralized by $28,556,625 market value Federal Home Loan Bank Note, 5.625%, due 3/14/36, and $158,061,000 market value Federal National Mortgage Association Note, 6.00%, due 4/18/36 (Cost $182,956,000)	$182,956,000	$182,956,000

Total investments - 99.1% (Cost $1,715,709,477)		2,006,812,614

Other assets less liabilities - 0.9%		17,683,205

Total net assets - 100.0%(3)		$2,024,495,819

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (6) in Notes to Financial Statements.
(3)	Percentages for the various classifications relate to total net assets.

Security names may not represent the legal name of the entity.

(ADR) American Depository Receipt

PORTFOLIO DIVERSIFICATION -MARCH 31, 2007 (Unaudited)
	Value	Percentage of Total Net Assets
Consumer Discretionary	$536,231,830	26.5%
Consumer Staples	305,307,016	15.1
Financials	295,740,476	14.6
Healthcare	31,369,422	1.5
Industrials	453,086,752	22.4
Information Technology	19,367,074	1.0
Materials	69,838,211	3.4
Telecommunication Services	112,915,833	5.6

Total common stocks	1,823,856,614	90.1
Short-term investments	182,956,000	9.0

Total investments	2,006,812,614	99.1
Other assets less liabilities	17,683,205	0.9

Total net assets	$2,024,495,819	100.0%

CURRENCY EXPOSURE - MARCH 31, 2007 (Unaudited)
	Value	Percentage of Total Investments
British pound	$475,698,574	23.7%
Canadian dollar	57,401,831	2.9
Euro	309,769,465	15.4
Hong Kong dollar	66,517,167	3.3
Japanese yen	292,460,758	14.6
Mexican peso	84,180,494	4.2
South Korean won	36,887,761	1.8
Swiss franc	176,527,090	8.8
US dollar	507,369,474	25.3

Total investments	$2,006,812,614	100.0%

The accompanying notes are an integral part of the financial statements.

ARTISAN MID CAP FUND

Schedule of Investments – March 31, 2007 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 97.8%

AUTO & TRANSPORTATION - 3.5%
Air Transport - 1.2%
Southwest Airlines Co.	4,136,600	$60,808,020

Auto Parts: Original Equipment - 1.2%
BorgWarner Inc.	864,000	65,162,880

Transportation Miscellaneous - 1.1%
C.H. Robinson Worldwide, Inc.	756,000	36,099,000
Expeditors International of Washington, Inc.	571,900	23,630,908

		59,729,908
CONSUMER DISCRETIONARY - 18.6%
Advertising Agencies - 1.3%
Clear Channel Outdoor Holdings, Inc., Class A(1)	1,820,300	47,892,093
Focus Media Holding Limited (ADR)(1)(2)	282,600	22,172,796

		70,064,889
Cable Television Services - 0.3%
TiVo Inc.(1)	2,057,100	13,062,585

Consumer Electronics - 6.6%
Electronic Arts Inc.(1)	4,527,900	228,025,044
Harman International Industries, Incorporated	367,500	35,309,400
VeriSign, Inc.(1)	1,118,400	28,094,208
Yahoo! Inc.(1)	1,875,000	58,668,750

		350,097,402
Radio & TV Broadcasters - 0.5%
XM Satellite Radio Holdings Inc.(1)	2,068,900	26,730,188

Restaurants - 0.8%
YUM! Brands, Inc.	751,500	43,406,640

Retail - 5.8%
Amazon.com, Inc.(1)	2,130,200	84,760,658
Chico’s FAS, Inc.(1)	5,692,268	139,062,107
Kohl’s Corporation(1)	540,700	41,423,027
The TJX Companies, Inc.	1,451,500	39,132,440

		304,378,232
Services: Commercial - 1.0%
Iron Mountain Incorporated(1)	1,515,450	39,598,708
Robert Half International Inc.	357,505	13,231,260

		52,829,968

	Shares Held	Value

CONSUMER DISCRETIONARY - (CONTINUED)
Textiles Apparel Manufacturers - 1.8%
Polo Ralph Lauren Corporation, Class A	944,100	$83,222,415
Quiksilver, Inc.(1)	1,155,300	13,401,480

		96,623,895
Toys - 0.5%
Marvel Entertainment, Inc.(1)	1,038,600	28,821,150

CONSUMER STAPLES - 3.9%
Beverage: Soft Drinks - 1.8%
Hansen Natural Corporation(1)	2,519,900	95,453,812

Drug & Grocery Store Chains - 2.1%
Supervalu Inc.	2,837,700	110,868,939

FINANCIAL SERVICES - 14.6%
Banks: Outside New York City - 2.3%
Investors Financial Services Corp.	886,000	51,520,900
Northern Trust Corporation	878,100	52,808,934
UCBH Holdings, Inc.	914,600	17,029,852

		121,359,686
Diversified Financial Services - 1.5%
CB Richard Ellis Group, Inc.(1)	1,464,000	50,039,520
Greenhill & Co., Inc.	512,000	31,431,680

		81,471,200
Financial Data Processing Services & Systems - 4.1%
Alliance Data Systems Corporation(1)	1,509,800	93,033,876
Global Payments Inc.	674,500	22,973,470
Paychex, Inc.	532,100	20,150,627
The Western Union Company	3,589,500	78,789,525

		214,947,498
Financial Information Services - 1.6%
Equifax Inc.	2,317,800	84,483,810

Financial Miscellaneous - 2.5%
MGIC Investment Corporation	2,275,400	134,066,568

Insurance: Multi-Line - 1.4%
Aon Corporation	733,600	27,847,456
CIGNA Corporation	318,800	45,480,008

		73,327,464

	Shares Held	Value

FINANCIAL SERVICES (CONTINUED)
Securities Brokerage & Services - 1.2%
The Bear Stearns Companies Inc.	172,000	$25,860,200
Investment Technology Group, Inc.(1)	1,018,500	39,925,200

		65,785,400
HEALTHCARE - 19.5%
Biotechnology Research & Production -0.6%
Celgene Corporation(1)	561,200	29,440,552

Drugs & Pharmaceuticals - 6.0%
Allergan, Inc.	1,317,800	146,038,596
Barr Pharmaceuticals, Inc.(1)	249,300	11,555,055
MedImmune, Inc.(1)	4,422,300	160,927,497

		318,521,148
Electronics: Medical Systems - 2.7%
Intuitive Surgical, Inc.(1)	662,200	80,503,654
Varian Medical Systems, Inc.(1)	1,332,500	63,546,925

		144,050,579
Health Care Management Services - 1.2%
Cerner Corporation(1)	1,153,500	62,808,075

Health Care Services - 0.9%
Express Scripts, Inc.(1)	556,700	44,936,824

Medical & Dental Instruments & Supplies - 8.1%
Gen-Probe Incorporated(1)	740,100	34,843,908
Patterson Companies, Inc.(1)	2,593,600	92,046,864
Thermo Fisher Scientific, Inc.(1)	5,045,300	235,867,775
Ventana Medical Systems, Inc.(1)	1,532,100	64,194,990

		426,953,537
MATERIALS & PROCESSING - 7.4%
Agriculture Fishing & Ranching - 1.7%
Bunge Limited	1,077,500	88,592,050

Chemicals - 1.6%
Ecolab Inc.	1,346,200	57,886,600
Energy Conversion Devices, Inc.(1)	742,900	25,956,926

		83,843,526
Diversified Materials & Processing - 0.8%
Hexcel Corporation(1)	2,074,100	41,170,885

Engineering & Contracting Services - 0.7%
Quanta Services, Inc.(1)	1,548,600	39,055,692

Metal Fabricating - 1.8%
Precision Castparts Corp.	890,200	92,625,310

Real Estate - 0.8%
The St. Joe Company	847,000	44,306,570

	Shares Held	Value

OTHER - 1.3%
Multi-Sector Companies - 1.3%
McDermott International, Inc.(1)	1,419,100	$69,507,518

OTHER ENERGY - 3.8%
Coal - 0.6%
CONSOL Energy Inc.	788,900	30,869,657

Machinery: Oil Well Equipment & Services - 3.2%
Dresser-Rand Group Inc.(1)	1,811,800	55,187,428
Helix Energy Solutions Group, Inc.(1)	1,647,200	61,424,088
Smith International, Inc.	1,135,500	54,560,775

		171,172,291
Oil: Crude Producers - 0.0%(3)
Denbury Resources Inc.(1)	27,500	819,225

PRODUCER DURABLES - 4.0%
Diversified Production - 0.3%
Danaher Corporation	230,500	16,469,225

Electrical Equipment & Components - 1.3%
Cooper Industries, Ltd., Class A	1,468,500	66,067,815

Identification Control & Filter Devices -2.0%
ESCO Technologies Inc.(1)	579,800	25,986,636
Roper Industries, Inc.	1,399,400	76,799,072

		102,785,708
Machinery: Industrial/Specialty - 0.4%
Joy Global Inc.	433,723	18,606,717

TECHNOLOGY - 19.2%
Communications Technology - 3.1%
Ciena Corporation(1)	1,509,300	42,184,935
Corning Incorporated(1)	1,146,700	26,075,958
JDS Uniphase Corporation(1)	1,727,149	26,304,479
Juniper Networks, Inc.(1)	3,552,700	69,917,136

		164,482,508
Computer Services Software & Systems - 5.2%
Adobe Systems Incorporated(1)	758,396	31,625,113
Autodesk, Inc.(1)	1,981,300	74,496,880
Cadence Design Systems, Inc.(1)	1,548,600	32,613,516
NAVTEQ Corporation(1)	1,558,800	53,778,600
Red Hat, Inc.(1)	3,521,300	80,743,409

		273,257,518
Computer Technology - 4.2%
Intermec, Inc.(1)(4)	4,206,000	93,962,040
Network Appliance, Inc.(1)	1,644,400	60,053,488
SanDisk Corporation(1)	1,548,600	67,828,680
Zebra Technologies Corporation(1)	47,400	1,830,114

		223,674,322

	Shares Held	Value

TECHNOLOGY (CONTINUED)
Electronics - 0.5%
Avid Technology, Inc.(1)	723,600	$25,239,168

Electronics: Semi-Conductors/Components - 4.8%
Analog Devices, Inc.	1,055,200	36,393,848
Broadcom Corporation, Class A(1)	2,115,450	67,842,482
Integrated Device Technology, Inc.(1)	2,619,400	40,391,148
Linear Technology Corporation	2,619,800	82,759,482
Spansion Inc., Class A(1)	1,937,100	23,613,249

		251,000,209
Electronics: Technology - 1.4%
Rockwell Automation, Inc.	466,900	27,953,303
Trimble Navigation Limited(1)	1,641,400	44,055,176

		72,008,479
UTILITIES - 2.0%
Utilities: Telecommunications - 2.0%
Level 3 Communications, Inc.(1)	1,359,000	8,289,900
NII Holdings, Inc.(1)	1,341,300	99,497,634

		107,787,534

Total common stocks (Cost $4,080,492,832)		5,163,532,776

	Par Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.7%
Repurchase agreement with Fixed Income Clearing Corporation, 5.00%, dated 3/30/07, due 4/2/07, maturity value $88,052,673, collateralized by $89,781,188 market value Federal National Mortgage Association Note, 6.125%, due 8/17/26 (Cost $88,016,000)	$88,016,000	$88,016,000

Total investments - 99.5% (Cost $4,168,508,832)		5,251,548,776

Other assets less liabilities - 0.5%		26,748,187

Total net assets - 100.0%(5)		$5,278,296,963

(1)	Non-income producing security.
(2)	The Fund considers the issuer to be from China. See the Fund's Statement of Additional Information for information on how a particular country is assigned. The security trades on a U.S. exchange.
(3)	Represents less than 0.1% of total net assets.
(4)	Affiliated company as defined by the Investment Company Act of 1940. See Note (6) in Notes to Financial Statements.
(5)	Percentages for the various classifications relate to total net assets.

Security names may not represent the legal name of the entity.

(ADR) American Depository Receipt

The accompanying notes are an integral part of the financial statements.

ARTISAN MID CAP VALUE FUND

Schedule of Investments – March 31, 2007 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 92.9%

AUTO & TRANSPORTATION - 9.2%
Recreational Vehicles & Boats - 1.4%
Thor Industries, Inc.	1,127,400	$44,408,286

Shipping - 3.8%
Alexander & Baldwin, Inc.	1,030,800	51,993,552
Teekay Shipping Corporation	1,221,500	66,095,365

		118,088,917
Truckers - 4.0%
Con-way Inc.	1,407,700	70,159,768
YRC Worldwide Inc.(1)	1,396,200	56,155,164

		126,314,932
CONSUMER DISCRETIONARY - 18.6%
Household Furnishings - 5.0%
Furniture Brands International, Inc.(2)	2,025,500	31,962,390
Leggett & Platt, Incorporated	2,560,600	58,048,802
Mohawk Industries, Inc.(1)	826,600	67,822,530

		157,833,722
Rental & Leasing Services: Consumer - 0.7%
Rent-A-Center, Inc.(1)	781,400	21,863,572

Retail - 7.4%
AutoZone, Inc.(1)	463,700	59,418,518
Chico’s FAS, Inc.(1)	628,400	15,351,812
Claire’s Stores, Inc.	1,198,500	38,495,820
Foot Locker, Inc.	2,738,500	64,491,675
Zale Corporation(1)(2)	2,015,900	53,179,442

		230,937,267
Services: Commercial - 2.4%
Hewitt Associates, Inc.(1)	2,560,700	74,849,261

Textiles Apparel Manufacturers - 1.9%
Liz Claiborne Inc.	1,354,300	58,031,755

Toys - 1.2%
Marvel Entertainment, Inc.(1)	1,324,100	36,743,775

CONSUMER STAPLES - 4.4%
Foods - 4.4%
Pilgrim’s Pride Corporation	1,355,100	44,975,769
Smithfield Foods, Inc.(1)	1,978,700	59,262,065
Tyson Foods, Inc., Class A	1,718,300	33,352,203

		137,590,037

	Shares Held	Value

FINANCIAL SERVICES - 26.9%
Finance: Small Loan - 2.4%
The Student Loan Corporation	406,800	$75,632,256

Financial Data Processing Services & Systems - 1.0%
Fidelity National Information Services, Inc.	695,368	31,611,429

Financial Miscellaneous - 3.3%
Fidelity National Financial, Inc.	3,159,831	75,867,542
MBIA Inc.	443,000	29,012,070

		104,879,612
Insurance: Multi-Line - 4.8%
Alleghany Corporation(1)	314,086	117,342,530
Arthur J. Gallagher & Co.	1,199,300	33,976,169

		151,318,699
Insurance: Property-Casualty - 4.7%
Allied World Assurance Company Holdings, Ltd	1,327,700	56,759,175
Arch Capital Group Ltd.(1)	289,573	19,751,774
White Mountains Insurance Group, Ltd.	125,900	71,322,350

		147,833,299
Real Estate Investment Trusts (REIT) - 2.4%
Annaly Capital Management, Inc.	4,770,900	73,853,532

Rental & Leasing Services: Commercial - 4.0%
GATX Corporation	1,183,200	56,556,960
Ryder System, Inc.	1,382,700	68,222,418

		124,779,378
Savings & Loan - 2.9%
IndyMac Bancorp, Inc.	1,617,000	51,824,850
Washington Federal, Inc.	1,631,516	38,275,365

		90,100,215
Securities Brokerage & Services - 1.4%
Nuveen Investments, Inc.	932,700	44,116,710

HEALTHCARE - 1.4%
Health Care Management Services - 1.4%
Community Health Systems, Inc.(1)	1,270,400	44,781,600

	Shares Held	Value

MATERIALS & PROCESSING - 3.4%
Building: Roofing & Wallboard - 1.4%
USG Corporation(1)	923,300	$43,099,644

Chemicals - 2.0%
The Lubrizol Corporation	1,212,800	62,495,584

OTHER ENERGY - 18.8%
Machinery: Oil Well Equipment & Services - 4.4%
BJ Services Company	1,813,200	50,588,280
Nabors Industries Ltd.(1)	2,993,400	88,814,178

		139,402,458
Oil: Crude Producers - 14.4%
Apache Corporation	885,046	62,572,752
Cimarex Energy Co.	1,819,000	67,339,380
Forest Oil Corporation(1)(2)	2,394,100	79,891,117
Mariner Energy, Inc.(1)(2)	2,475,691	47,359,969
Noble Energy, Inc.	1,373,100	81,905,415
Pioneer Natural Resources Company	1,943,304	83,775,836
XTO Energy Inc.	563,742	30,898,699

		453,743,168
PRODUCER DURABLES - 2.9%
Diversified Production - 1.4%
Dover Corporation	931,500	45,466,515

Identification Control & Filter Devices - 1.5%
Hubbell Incorporated	999,200	48,201,408

TECHNOLOGY - 7.3%
Computer Technology - 2.5%
Ingram Micro Inc.(1)	4,130,900	79,767,679

Electronics: Semi-Conductors/ Components - 4.8%
Analog Devices, Inc.	1,486,100	51,255,589
Avnet, Inc.(1)	2,740,800	99,052,512

		150,308,101

Total common stocks (Cost $2,517,336,010)		2,918,052,811

	Par Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 9.7%
Repurchase agreement with Fixed Income Clearing Corporation, 5.00%, dated 3/30/07, due 4/2/07, maturity value $303,704,491, collateralized by $309,651,300 market value Federal National Mortgage Association Note, 5.45%, due 10/18/21 (Cost $303,578,000)	$303,578,000	$303,578,000

Total investments - 102.6% (Cost $2,820,914,010)		3,221,630,811

Other assets less liabilities - (2.6%)		(80,994,342)

Total net assets - 100.0%(3)		$3,140,636,469

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (6) in Notes to Financial Statements.
(3)	Percentages for the various classifications relate to total net assets.

Security names may not represent the legal name of the entity.

The accompanying notes are an integral part of the financial statements.

ARTISAN OPPORTUNISTIC VALUE FUND

Schedule of Investments – March 31, 2007 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 92.1%

AUTO & TRANSPORTATION - 2.1%
Truckers - 2.1%
YRC Worldwide Inc.(1)	79,400	$3,193,468

CONSUMER DISCRETIONARY - 19.5%
Household Furnishings - 2.1%
Mohawk Industries, Inc.(1)	39,300	3,224,565

Leisure Time - 2.7%
Carnival Corporation	88,600	4,151,796

Retail - 6.9%
Foot Locker, Inc.	135,200	3,183,960
Wal-Mart Stores, Inc.	161,900	7,601,205

		10,785,165
Services: Commercial - 4.3%
Accenture Ltd, Class A	84,300	3,248,922
Hewitt Associates, Inc.(1)	116,000	3,390,680

		6,639,602
Shoes - 3.5%
NIKE, Inc., Class B	51,700	5,493,642

CONSUMER STAPLES - 2.1%
Foods - 2.1%
Smithfield Foods, Inc.(1)	110,400	3,306,480

FINANCIAL SERVICES - 31.5%
Banks: Outside New York City - 10.6%
Bank of America Corporation	52,600	2,683,652
BNP Paribas (2)	61,700	6,444,572
Royal Bank of Scotland Group PLC(2)	187,300	7,312,591

		16,440,815
Diversified Financial Services - 2.8%
Citigroup Inc.	83,800	4,302,292

Finance: Small Loan - 2.4%
The Student Loan Corporation	19,900	3,699,808

Financial Miscellaneous - 1.8%
Fidelity National Financial, Inc.	118,300	2,840,383

Insurance: Multi-Line - 6.6%
Alleghany Corporation(1)	122	45,579
The Allstate Corporation	49,300	2,960,958
American International Group, Inc.	108,300	7,279,926

		10,286,463

	Shares Held	Value

FINANCIAL SERVICES (CONTINUED)
Insurance: Property-Casualty - 3.6%
Allied World Assurance Company Holdings, Ltd	21,900	$936,225
The Progressive Corporation	209,700	4,575,654

		5,511,879
Real Estate Investment Trusts (REIT) - 2.1%
Annaly Capital Management, Inc.	206,200	3,191,976

Savings & Loan - 1.6%
IndyMac Bancorp, Inc.	75,100	2,406,955

HEALTHCARE - 2.4%
Health Care Management Services - 2.4%
Aetna Inc.	86,200	3,774,698

INTEGRATED OILS - 2.5%
Oil: Intergrated International - 2.5%
Statoil ASA (ADR)(2)	143,200	3,877,856

OTHER - 3.7%
Multi-Sector Companies - 3.7%
Berkshire Hathaway Inc., Class B(1)	1,580	5,751,200

OTHER ENERGY - 9.8%
Energy Miscellaneous - 2.0%
Valero Energy Corporation	47,300	3,050,377

Machinery: Oil Well Equipment & Services - 2.9%
Nabors Industries Ltd.(1)	149,900	4,447,533

Oil: Crude Producers - 4.9%
Apache Corporation	108,600	7,678,020

PRODUCER DURABLES - 6.8%
Machinery: Industrial/ Specialty - 2.8%
Ingersoll-Rand Company Limited	101,200	4,389,044

Telecommunications Equipment - 4.0%
Nokia Corporation (ADR)(1)(2)	270,900	6,209,028

	Shares Held	Value

TECHNOLOGY - 11.7%
Computer Services Software & Systems - 2.5%
Microsoft Corporation	139,070	$3,875,881

Computer Technology - 3.7%
Dell Inc.(1)	82,900	1,924,109
Ingram Micro Inc.(1)	200,700	3,875,517

		5,799,626
Electronics: Semi-Conductors/Components - 5.5%
Analog Devices, Inc.	87,500	3,017,875
Avnet, Inc.(1)	154,500	5,583,630

		8,601,505

Total common stocks (Cost $130,713,957)		142,930,057
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.5%
Repurchase agreement with Fixed Income Clearing Corporation, 5.00%, dated 3/30/07, due 4/2/07, maturity value $8,546,560, collateralized by $8,715,680 market value U.S. Treasury Bill, 4.875%, due 9/27/07 (Cost $8,543,000)	$8,543,000	8,543,000

Total investments - 97.6% (Cost $139,256,957)		151,473,057

Other assets less liabilities - 2.4%		3,753,936

Total net assets - 100.0%(3)		$155,226,993

(1)	Non-income producing security.
(2)	The Fund considers the issuer to be from outside of the United States. See the Fund's Statement of Additional Information for information on how a particular country is assigned.

Security	Issuer Country	Trading Currency
BNP Paribas	France	Euro
Nokia Corporation (ADR)	Finland	US dollar
Royal Bank of Scotland Group PLC	United Kingdom	British pound
Statoil ASA (ADR)	Norway	US dollar

(3)	Percentages for the various classifications relate to total net assets.

Security names may not represent the legal name of the entity.

(ADR) American Depository Receipt

The accompanying notes are an integral part of the financial statements.

ARTISAN SMALL CAP FUND

Schedule of Investments – March 31, 2007 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 97.0%

AUTO & TRANSPORTATION - 5.8%
Air Transport - 1.4%
AirTran Holdings, Inc.(1)	1,659,400	$17,042,038

Auto Parts: After Market - 1.5%
Keystone Automotive Industries, Inc.(1)	521,000	17,557,700
Transportation Miscellaneous - 1.4%
Pacer International, Inc.	634,800	17,101,512

Truckers - 1.5%
Old Dominion Freight Line, Inc.(1)	624,000	17,977,440

CONSUMER DISCRETIONARY - 24.0%
Advertising Agencies - 1.1%
inVentiv Health, Inc.(1)	353,600	13,539,344

Education Services - 3.0%
Bright Horizons Family Solutions, Inc.(1)	478,300	18,055,825
Strayer Education, Inc.	138,500	17,312,500

		35,368,325
Restaurants - 1.5%
RARE Hospitality International, Inc.(1)	596,250	17,941,162

Retail - 5.0%
Guitar Center, Inc.(1)	347,800	15,692,736
Hibbett Sporting Goods, Inc.(1)	409,350	11,703,316
Tween Brands, Inc.(1)	401,900	14,355,868
United Natural Foods, Inc.(1)	559,700	17,149,208

		58,901,128
Services: Commercial - 7.1%
The Advisory Board Company(1)	370,700	18,764,834
CRA International, Inc.(1)	329,800	17,208,964
The GEO Group, Inc.(1)	387,350	17,554,702
Kenexa Corporation(1)	56,200	1,749,506
Resources Connection, Inc.(1)	322,500	10,316,775
Waste Connections, Inc.(1)	610,725	18,285,107

		83,879,888
Shoes - 1.6%
Iconix Brand Group, Inc.(1)	927,900	18,929,160

Textiles Apparel Manufacturers -1.5%
Carter’s, Inc.(1)	712,800	18,062,352

	Shares Held	Value
CONSUMER DISCRETIONARY (CONTINUED)
Wholesalers - 3.2%
Brightpoint, Inc.(1)	1,681,700	$19,238,648
LKQ Corporation(1)	840,200	18,366,772

		37,605,420
FINANCIAL SERVICES - 14.1%
Banks: Outside New York City - 3.4%
Alabama National BanCorporation	188,300	13,333,523
Westamerica Bancorporation	206,800	9,961,556
Wintrust Financial Corporation	384,000	17,130,240

		40,425,319
Diversified Financial Services - 1.7%
Euronet Worldwide, Inc.(1)	758,900	20,384,054

Finance: Small Loan - 0.8%
Nelnet, Inc., Class A	373,000	8,940,810

Financial Miscellaneous - 2.4%
Global Cash Access Holdings, Inc.(1)	1,335,900	22,296,171
Triad Guaranty Inc.(1)	135,200	5,598,632

		27,894,803
Insurance: Property-Casualty - 0.9%
Ohio Casualty Corporation	373,100	11,174,345

Investment Management Companies - 1.7%
National Financial Partners Corp.	416,700	19,547,397

Rental & Leasing Services: Commercial - 1.4%
Williams Scotsman International, Inc.(1)	829,300	16,304,038

Securities Brokerage & Services - 1.8%
optionsXpress Holdings, Inc.	895,600	21,082,424

HEALTHCARE - 13.4%
Biotechnology Research & Production - 1.4%
ArthroCare Corporation(1)	472,400	17,025,296

Drugs & Pharmaceuticals - 1.8%
K-V Pharmaceutical Company, Class A(1)	847,600	20,961,148

Electronics: Medical Systems - 0.8%
NxStage Medical, Inc.(1)	708,600	9,438,552

	Shares Held	Value
HEALTHCARE (CONTINUED)
Health Care Facilities - 1.5%
ICON PLC (ADR)(1)(2)	411,800	$17,542,680

Health Care Management Services - 2.8%
HealthExtras, Inc.(1)	733,900	21,121,642
Sierra Health Services, Inc.(1)	282,300	11,622,291

		32,743,933
Medical & Dental Instruments & Supplies - 5.1%
DJO Incorporated(1)	397,900	15,080,410
ICU Medical, Inc.(1)	259,200	10,160,640
PSS World Medical, Inc.(1)	848,400	17,935,176
Thoratec Corporation(1)	845,100	17,662,590

		60,838,816
MATERIALS & PROCESSING - 4.3%
Agriculture Fishing & Ranching - 1.2%
The Andersons, Inc.	331,700	14,727,480

Building: Heating & Plumbing - 1.6%
Interline Brands, Inc.(1)	840,100	18,414,992

Metal Fabricating - 1.5%
Kaydon Corporation	412,700	17,564,512

OTHER ENERGY - 7.3%
Machinery: Oil Well Equipment & Services - 4.3%
Core Laboratories N.V.(1)(2)	167,600	14,049,908
Dril-Quip, Inc.(1)	171,100	7,405,208
Hornbeck Offshore Services, Inc.(1)	257,700	7,383,105
W-H Energy Services, Inc.(1)	468,400	21,893,016

		50,731,237
Offshore Drilling - 1.6%
Hercules Offshore, Inc.(1)	741,200	19,463,912

Oil: Crude Producers - 1.4%
Bill Barrett Corporation(1)	500,700	16,227,687

PRODUCER DURABLES - 6.6%
Identification Control & Filter Devices - 1.5%
ESCO Technologies Inc.(1)	401,000	17,972,820

Machinery: Industrial/ Specialty - 2.8%
Actuant Corporation	391,500	19,892,115
Columbus McKinnon Corporation(1)	565,500	12,661,545

		32,553,660

	Shares Held	Value
PRODUCER DURABLES (CONTINUED)
Machinery: Specialty - 1.1%
Bucyrus International, Inc.	245,000	$12,617,500

Production Technology Equipment - 1.2%
Axcelis Technologies, Inc.(1)	1,802,200	13,768,808

TECHNOLOGY - 20.0%
Communications Technology - 3.1%
AudioCodes Ltd.(1)(2)	1,284,500	8,683,220
Avocent Corporation(1)	771,100	20,796,567
Ixia(1)	751,400	6,988,020

		36,467,807
Computer Services Software & Systems - 11.0%
CommVault Systems, Inc.(1)	544,000	8,812,800
Concur Technologies, Inc.(1)	702,100	12,258,666
Epicor Software Corporation(1)	669,100	9,307,181
Informatica Corporation(1)	1,220,100	16,385,943
Macrovision Corporation(1)	739,400	18,521,970
Progress Software Corporation(1)	516,700	16,121,040
SRA International, Inc., Class A(1)	542,900	13,225,044
Transaction Systems Architects, Inc.(1)	640,800	20,755,512
Wind River Systems, Inc.(1)	1,468,000	14,591,920

		129,980,076
Computer Technology - 0.6%
Aruba Networks, Inc.(1)	506,200	7,425,954

Electronics - 1.2%
Aeroflex Incorporated(1)	1,104,200	14,520,230

Electronics: Semi-Conductors/ Components - 4.1%
DSP Group, Inc.(1)	1,002,400	19,045,600
Microsemi Corporation(1)	976,800	20,327,208
Tessera Technologies, Inc.(1)	221,900	8,818,306

		48,191,114
UTILITIES - 1.5%
Utilities: Electrical - 1.5%
ITC Holdings Corp.	400,500	17,337,645

Total common stocks (Cost $1,016,184,081)		1,146,174,518

	Par Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.0%
Repurchase agreement with Fixed Income Clearing Corporation, 5.00%, dated 3/30/07, due 4/2/07, maturity value $23,622,839, collateralized by $24,087,950 market value Federal Home Loan Mortgage Corporation Note, 6.75%, due 3/15/31 (Cost $23,613,000)	$23,613,000	$23,613,000

Total investments - 99.0% (Cost $1,039,797,081)		1,169,787,518

Other assets less liabilities - 1.0%		11,669,275

Total net assets - 100.0%(3)		$1,181,456,793

(1)	Non-income producing security.
(2)	The Fund considers the issuer to be from outside of the United States. See the Fund's Statement of Additional Information for information on how a particular country is assigned.

Security	Issuer Country	Trading Currency
AudioCodes Ltd.	Israel	US dollar
Core Laboratories N.V.	Netherlands	US dollar
ICON PLC (ADR)	Ireland	US dollar

(3)	Percentages for the various classifications relate to total net assets.

Security names may not represent the legal name of the entity.

(ADR) American Depository Receipt

The accompanying notes are an integral part of the financial statements.

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments – March 31, 2007 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 92.6%

AUTO & TRANSPORTATION - 4.5%
Auto Parts: After Market - 0.9%
Commercial Vehicle Group, Inc(1)	962,300	$19,823,380

Auto Trucks & Parts - 0.8%
Wabash National Corporation	1,236,100	19,060,662

Shipping - 1.6%
OMI Corporation	1,338,600	35,954,796

Truckers - 1.2%
Arkansas Best Corporation	770,600	27,394,830

CONSUMER DISCRETIONARY - 22.8%
Consumer Electronics - 1.2%
EarthLink, Inc.(1)	3,706,300	27,241,305

Household Furnishings - 2.8%
Ethan Allen Interiors Inc.	1,199,200	42,379,728
Furniture Brands International, Inc.(2)	1,390,900	21,948,402

		64,328,130
Radio & TV Broadcasters - 0.4%
World Wrestling Entertainment, Inc., Class A	607,900	9,908,770

Rental & Leasing Services: Consumer - 0.6%
Rent-A-Center, Inc.(1)	491,200	13,743,776

Retail - 6.6%
1-800 CONTACTS, INC.(1)	675,500	11,348,400
Global Imaging Systems, Inc.(1)	557,000	10,861,500
Lithia Motors, Inc., Class A	393,500	10,785,835
MarineMax, Inc.(1)(2)	1,231,200	28,539,216
Sonic Automotive, Inc., Class A	1,146,300	32,669,550
Stein Mart, Inc.	398,600	6,505,152
Tuesday Morning Corporation	442,300	6,563,732
Zale Corporation(1)(2)	1,586,600	41,854,508

		149,127,893
Services: Commercial - 9.4%
AMN Healthcare Services, Inc.(1)	461,400	10,436,868
Cross Country Healthcare, Inc.(1)(2)	1,970,900	35,929,507

	Shares Held	Value
CONSUMER DISCRETIONARY (CONTINUED)
Services: Commercial (Continued)
Diamond Management & Technology Consultants, Inc.	957,300	$11,190,837
Gevity HR, Inc.(2)	1,689,400	33,348,756
Hudson Highland Group, Inc.(1)	1,051,800	16,397,562
Korn/Ferry International(1)	583,500	13,385,490
Medical Staffing Network Holdings, Inc.(1)(2)	1,548,900	9,835,515
Tetra Tech, Inc.(1)	2,209,700	42,116,882
Watson Wyatt Worldwide, Inc.	827,200	40,243,280

		212,884,697
Textiles Apparel Manufacturers - 1.1%
Kellwood Company	844,650	24,773,585

Toys - 0.5%
Marvel Entertainment, Inc.(1)	391,000	10,850,250

Wholesalers - 0.2%
United Stationers Inc.(1)	88,000	5,272,960

CONSUMER STAPLES - 1.7%
Foods - 1.7%
Sanderson Farms, Inc.(2)	1,054,100	39,064,946

FINANCIAL SERVICES - 12.0%
Finance Companies - 1.3%
Accredited Home Lenders Holding Co.(1)	487,300	4,517,271
Assured Guaranty Ltd.	939,600	25,669,872

		30,187,143
Financial Miscellaneous - 3.0%
Stewart Information Services Corporation(2)	1,610,100	67,286,079

Insurance: Multi-Line - 5.4%
Hilb Rogal & Hobbs Company	956,100	46,896,705
Hub International Limited(3)	425,600	17,739,008
Max Re Capital Ltd.	655,200	16,694,496
PICO Holdings, Inc.(1)	614,200	26,232,482
Security Capital Assurance Ltd	490,900	13,858,107

		121,420,798
Investment Management Companies - 0.6%
GAMCO Investors, Inc., Class A	317,900	13,774,607

	Shares Held	Value
FINANCIAL SERVICES (CONTINUED)
Real Estate Investment Trusts (REIT) - 1.7%
Annaly Capital Management, Inc.	1,858,400	$28,768,032
Eagle Hospitality Properties Trust, Inc.	883,400	9,849,910

		38,617,942
HEALTHCARE - 4.8%
Electronics: Medical Systems - 2.1%
Analogic Corporation	579,600	36,445,248
Datascope Corp.	309,000	11,182,710

		47,627,958
Health Care Management Services - 0.9%
HealthSpring, Inc.(1)	901,200	21,223,260

Medical & Dental Instruments & Supplies - 1.3%
CONMED Corporation(1)	781,800	22,852,014
National Dentex Corporation(1)(2)	413,500	5,822,080

		28,674,094
Medical Services - 0.5%
America Service Group Inc.(1)(2)	603,600	10,062,012

MATERIALS & PROCESSING - 9.4%
Building Materials - 0.6%
Building Materials Holding Corporation	609,100	11,030,801
Simpson Manufacturing Co., Inc.	41,900	1,292,196

		12,322,997
Chemicals - 1.2%
MacDermid, Incorporated	772,800	26,947,536

Engineering & Contracting Services - 0.0%(4)
Dycom Industries, Inc.(1)	25,800	672,348

Metal Fabricating - 4.6%
Lone Star Technologies, Inc.(1)	942,000	62,200,260
Quanex Corporation	1,002,675	42,463,286

		104,663,546
Paper - 1.3%
Albany International Corp., Class A	833,500	29,955,990

Steel - 1.7%
Schnitzer Steel Industries, Inc., Class A	978,900	39,322,413

OTHER - 1.1%
Multi-Sector Companies - 1.1%
Walter Industries, Inc.	1,008,200	24,952,950

	Shares Held	Value
OTHER ENERGY - 17.9%
Energy Miscellaneous - 0.7%
Aventine Renewable Energy Holdings, Inc.(1)	905,700	$16,501,854

Machinery: Oil Well Equipment & Services - 3.5%
CARBO Ceramics Inc.	580,900	27,040,895
RPC Inc.	2,192,500	36,527,050
Superior Energy Services, Inc.(1)	447,400	15,421,878

		78,989,823
Offshore Drilling - 1.8%
Atwood Oceanics, Inc.(1)	689,500	40,466,755

Oil: Crude Producers - 11.9%
Cimarex Energy Co.	1,047,900	38,793,258
Energy Partners, Ltd.(1)	493,400	8,955,210
Forest Oil Corporation(1)(2)	964,258	32,177,289
Grey Wolf, Inc.(1)	4,998,600	33,490,620
Mariner Energy, Inc.(1)(2)	1,921,297	36,754,412
Plains Exploration & Production Company(1)	231,793	10,463,136
Rosetta Resources Inc.(1)	1,261,600	25,913,264
St. Mary Land & Exploration Company	1,288,000	47,243,840
Stone Energy Corporation(1)	608,700	18,072,303
VeraSun Energy Corporation(1)	851,200	16,913,344

		268,776,676
PRODUCER DURABLES - 5.4%
Electrical Equipment & Components - 0.3%
Power-One, Inc.(1)	1,119,200	6,401,824

Manufactured Housing - 0.7%
Champion Enterprises, Inc.(1)	1,702,000	14,977,600

Production Technology Equipment - 4.4%
ATMI, Inc.(1)	128,700	3,934,359
Entegris, Inc.(1)	2,279,900	24,394,930
LTX Corporation(1)(2)	3,261,500	19,960,380
Orbotech, Ltd.(1)(2)(3)	2,083,900	45,908,317
Ultratech, Inc.(1)	409,300	5,570,573

		99,768,559
TECHNOLOGY - 11.1%
Communications Technology - 2.4%
ADC Telecommunications, Inc.(1)	326,100	5,458,914
ADTRAN, Inc.	249,200	6,068,020
Black Box Corporation	258,400	9,441,936
CSG Systems International, Inc.(1)	669,500	16,750,890
Standard Microsystems Corporation(1)	558,000	17,041,320

		54,761,080

	Shares Held	Value
TECHNOLOGY (CONTINUED)
Computer Services Software & Systems - 7.2%
Altiris, Inc.(1)	300,300	$9,882,873
CACI International Inc(1)	355,200	16,644,672
CIBER, Inc.(1)	1,697,700	13,360,899
Keane, Inc.(1)	1,115,800	15,152,564
Lawson Software, Inc.(1)	6,256,300	50,613,467
Manhattan Associates, Inc.(1)	985,900	27,043,237
SI International Inc.(1)	302,200	8,676,162
SonicWALL, Inc.(1)	735,800	6,151,288
SRA International, Inc., Class A(1)	561,100	13,668,396
webMethods, Inc.(1)	326,600	2,348,254

		163,541,812
Computer Technology - 0.8%
Komag, Incorporated(1)	553,800	18,125,874

Electrical & Electronics - 0.3%
Benchmark Electronics, Inc.(1)	351,900	7,270,254

Electronics: Semi-Conductors/Components - 0.4%
Actel Corporation(1)	571,900	9,447,788

UTILITIES - 1.9%
Utilities: Electrical - 0.3%
El Paso Electric Company(1)	267,800	7,056,530

Utilities: Gas Distributors - 0.6%
SEMCO Energy, Inc.(1)	1,676,240	12,772,949

Utilities: Telecommunications - 1.0%
IDT Corporation	538,700	6,076,536
IDT Corporation, Class B	557,500	6,327,625
USA Mobility, Inc.	519,800	10,359,614

		22,763,775

Total common stocks (Cost $1,744,377,703)		2,098,764,806

	Par Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.1%
Repurchase agreement with Fixed Income Clearing Corporation, 5.00%, dated 3/30/07, due 4/2/07, maturity value $161,674,336, collateralized by $53,687,500 market value Federal Home Loan Bank Note, 5.75%, due 6/12/26, and $111,153,000 market value Federal National Mortgage Association Note, 5.80%, due 2/9/26 (Cost $161,607,000)	$161,607,000	$161,607,000

Total investments - 99.7% (Cost $1,905,984,703)		2,260,371,806

Other assets less liabilities - 0.3%		6,539,840

Total net assets - 100.0%(5)		$2,266,911,646

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (6) in Notes to Financial Statements.
(3)	The Fund considers the issuer to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Issuer Country	Trading Currency
Hub International Limited	Canada	US dollar
Orbotech, Ltd.	Israel	US dollar

(4)	Represents less than 0.1% of total net assets.
(5)	Percentages for the various classifications relate to total net assets.

Security names may not represent the legal name of the entity.

The accompanying notes are an integral part of the financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – March 31, 2007 (Unaudited)

	INTERNATIONAL
ASSETS:
Investments in securities, unaffiliated, at value	$15,592,682,486
Investments in securities, affiliated, at value	307,272,030
Short-term investments (repurchase agreements), at value	149,582,000

Total investments	16,049,536,516
Cash	934
Foreign currency	15,487,846
Receivable from investments sold	211,726,918
Receivable from fund shares sold	29,148,897
Dividends and interest receivable	51,553,050
Other assets	97,324

Total assets	16,357,551,485

LIABILITIES:
Net unrealized loss on foreign currency forward contracts	367,838
Payable for investments purchased	199,457,664
Payable for fund shares redeemed	7,273,821
Payable for operating expenses	5,720,757
Payable for withholding taxes	4,560,050
Payable for deferred directors’ compensation	97,324

Total liabilities	217,477,454

Total net assets	$16,140,074,031

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$10,957,121,416
Net unrealized appreciation on investments and foreign currency related transactions	4,678,833,701
Accumulated undistributed net investment loss	(180,575,295)
Accumulated undistributed net realized gains on investments and foreign currency related transactions	684,694,209

	$16,140,074,031

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$11,457,417,180
Institutional Shares	$4,682,656,851
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	377,412,661
Institutional Shares	153,334,241
Net asset value, offering price and redemption price per share
Investor Shares	$30.36
Institutional Shares	$30.54
Cost of securities of unaffiliated issuers held	$11,078,891,800
Cost of securities of affiliated issuers held	$291,910,467
Cost of foreign currency	$15,435,093
Value of security on loan	$335,358,482	(1)

(1)	Included in investments in securities, unaffiliated, at value, above.

INTERNATIONAL SMALL CAP	INTERNATIONAL VALUE	MID CAP

$1,049,746,260	$1,672,428,244	$5,069,570,736
35,456,540	151,428,370	93,962,040
10,994,000	182,956,000	88,016,000

1,096,196,800	2,006,812,614	5,251,548,776
729	984	963
2,504,866	3	-
23,751,723	-	52,116,853
2,669,387	25,982,380	19,809,667
2,527,346	6,165,544	1,252,342
6,767	7,833	41,223

1,127,657,618	2,038,969,358	5,324,769,824

26,692	133	-
13,113,061	4,309,627	23,720,522
160,634	9,051,841	19,076,446
364,124	907,532	3,634,670
1,834,705	196,573	-
6,767	7,833	41,223

15,505,983	14,473,539	46,472,861

$1,112,151,635	$2,024,495,819	$5,278,296,963

$710,542,875	$1,675,572,185	$3,811,575,214
346,158,045	291,144,996	1,083,039,944
(19,739,852)	(6,396,072)	(19,538,055)
75,190,567	64,174,710	403,219,860

$1,112,151,635	$2,024,495,819	$5,278,296,963

$1,112,151,635	$1,891,680,891	$4,509,485,478
	$132,814,928	$768,811,485

48,847,631	66,265,556	143,689,301
	4,650,132	24,062,902

$22.77	$28.55	$31.38
	$28.56	$31.95
$720,769,664	$1,595,380,870	$4,057,413,519
$27,651,553	$120,328,607	$111,095,313
$2,504,658	$3	$-
$-	$-	$-

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – March 31, 2007 (Unaudited) (Continued)

MID CAP VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$2,705,659,893
Investments in securities, affiliated, at value	212,392,918
Short-term investments (repurchase agreements), at value	303,578,000

Total investments	3,221,630,811
Cash	668
Receivable from investments sold	285,708
Receivable from fund shares sold	8,101,025
Dividends and interest receivable	3,132,856
Other assets	19,815

Total assets	3,233,170,883

LIABILITIES:
Payable for investments purchased	88,720,266
Payable for fund shares redeemed	1,821,858
Payable for operating expenses	1,972,475
Payable for withholding taxes	-
Payable for deferred directors’ compensation	19,815

Total liabilities	92,534,414

Total net assets	$3,140,636,469

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$2,617,258,718
Net unrealized appreciation on investments and foreign currency related transactions	400,716,801
Accumulated undistributed net investment income (loss)	3,422,478
Accumulated undistributed net realized gains on investments and foreign currency related transactions	119,238,472

$3,140,636,469

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$3,140,636,469
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	148,427,931
Net asset value, offering price and redemption price per share
Investor Shares	$21.16
Cost of securities of unaffiliated issuers held	$2,603,808,271
Cost of securities of affiliated issuers held	$217,105,739

OPPORTUNISTIC VALUE	SMALL CAP	SMALL CAP VALUE

$142,930,057	$1,146,174,518	$1,670,273,387
-	-	428,491,419
8,543,000	23,613,000	161,607,000

151,473,057	1,169,787,518	2,260,371,806
999	900	562
3,858,880	14,610,927	15,204,807
811,202	3,022,953	3,787,063
321,938	326,930	1,664,060
251	9,201	291,928

156,466,327	1,187,758,429	2,281,320,226

1,034,687	4,751,061	12,831,728
1,784	875,046	257,331
202,612	666,328	1,299,837
-	-	5,592
251	9,201	14,092

1,239,334	6,301,636	14,408,580

$155,226,993	$1,181,456,793	$2,266,911,646

$140,239,565	$1,033,336,124	$1,788,383,282
12,219,979	129,990,437	354,387,103
206,977	(4,811,494)	1,235,060
2,560,472	22,941,726	122,906,201

$155,226,993	$1,181,456,793	$2,266,911,646

$155,226,993	$1,181,456,793	$2,266,911,646

13,314,148	64,645,493	121,098,629

$11.66	$18.28	$18.72
$139,256,957	$1,039,797,081	$1,523,025,699
$-	$-	$382,959,004

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Operations — For the Six Months Ended March 31, 2007 (Unaudited)

INTERNATIONAL
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$87,469,856
Dividends, from affiliated issuers(1)	2,062,995
Interest	3,801,427
Securities lending	904,819
Other	860,550

Total investment income	95,099,647

EXPENSES:
Advisory fees	69,545,256
Transfer agent fees
Investor Shares	11,115,943
Institutional Shares	12,824
Shareholder communications
Investor Shares	678,770
Institutional Shares	19,448
Custodian fees	3,926,796
Accounting fees	38,042
Professional fees	336,712
Registration fees
Investor Shares	50,064
Institutional Shares	7,297
Directors’ fees	205,974
Other operating expenses	267,583

Total operating expenses	86,204,709

Net investment income (loss)	8,894,938

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments(1)	812,193,316
Foreign currency related transactions	(954,623)

811,238,693
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	1,387,615,231
Foreign currency related transactions	168,798

1,387,784,029

Net gain on investments and foreign currency related transactions	2,199,022,722

Net increase in net assets resulting from operations	$2,207,917,660

(1)
Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers	Net of foreign taxes withheld on dividends, affiliated issuers	Including net realized gain (loss) on investments from affiliated issuers
International	$9,599,777	$155,279	$(51,131,555)
International Small Cap	423,973	46,000	191,354
International Value	163,262	47,471	(137,512)
Mid Cap	-	-	2,503,374

INTERNATIONAL SMALL CAP	INTERNATIONAL VALUE	MID CAP

$6,327,961	$13,590,156	$10,769,402
260,669	630,690	-
626,246	3,898,352	2,057,644
-	-	-
-	-	-

7,214,876	18,119,198	12,827,046

6,524,811	8,321,725	25,316,096

817,640	1,659,178	6,067,157
	7,358	11,632

41,669	168,196	522,752
	11,191	7,661
348,023	330,439	73,065
27,041	37,283	33,143
24,912	32,744	93,429

20,475	101,951	28,376
	30,743	7,524
14,154	21,638	76,272
100,639	35,200	106,392

7,919,364	10,757,646	32,343,499

(704,488)	7,361,552	(19,516,453)

76,236,893	82,956,508	416,492,639
(408,207)	(337,318)	-

75,828,686	82,619,190	416,492,639

120,959,626	115,982,167	118,672,579
(808,940)	60,874	-

120,150,686	116,043,041	118,672,579

195,979,372	198,662,231	535,165,218

$195,274,884	$206,023,783	$515,648,765

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Operations — For the Six Months Ended March 31, 2007 (Unaudited) (Continued)

MID CAP VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$15,717,366
Dividends, from affiliated issuers(1)	824,080
Interest	4,169,223
Other	-

Total investment income	20,710,669

EXPENSES:
Advisory fees	13,525,903
Transfer agent fees
Investor Shares	3,130,679
Shareholder communications
Investor Shares	353,963
Custodian fees	37,040
Accounting fees	21,434
Professional fees	46,691
Registration fees
Investor Shares	63,178
Directors’ fees	38,479
Other operating expenses	58,587

Total operating expenses	17,275,954

Net investment income (loss)	3,434,715

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments(1)	141,549,630
Foreign currency related transactions	-

141,549,630
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	197,560,496
Foreign currency related transactions	-

197,560,496

Net gain on investments and foreign currency related transactions	339,110,126

Net increase in net assets resulting from operations	$342,544,841

(1)
Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers	Net of foreign taxes withheld on dividends, affiliated issuers	Including net realized gain on investments from affiliated issuers
Mid Cap Value	$ -	$ -	$ 5,155,140
Opportunistic Value	-	-	-
Small Cap	-	-	-
Small Cap Value	13,519	-	12,644,385

OPPORTUNISTIC VALUE	SMALL CAP	SMALL CAP VALUE

$913,863	$1,442,347	$7,660,213
-	-	2,772,066
233,293	1,152,745	3,705,556
-	31,693	-

1,147,156	2,626,785	14,137,835

517,813	6,103,444	10,292,131

221,622	1,047,494	2,245,416

15,934	133,200	167,846
6,755	22,638	31,466
30,573	22,990	23,324
15,608	26,844	35,187

46,904	29,890	27,470
3,000	17,801	29,681
4,813	29,270	43,420

863,022	7,433,571	12,895,941

284,134	(4,806,786)	1,241,894

2,987,833	34,105,315	146,039,164
(2,829)	-	-

2,985,004	34,105,315	146,039,164

9,788,051	51,367,550	76,771,715
4,399	-	-

9,792,450	51,367,550	76,771,715

12,777,454	85,472,865	222,810,879

$13,061,588	$80,666,079	$224,052,773

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets

	INTERNATIONAL
	Six Months Ended 3/31/2007(1)	Year Ended 9/30/2006
OPERATIONS:
Net investment income (loss)	$8,894,938	$91,268,255
Net realized gain (loss) on:
Investments	812,193,316	1,705,050,798
Foreign currency related transactions	(954,623)	(3,919,900)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	1,387,615,231	485,434,611
Foreign currency related transactions	168,798	249,502

Net increase in net assets resulting from operations	2,207,917,660	2,278,083,266

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(149,579,439)	(129,259,160)
Institutional Shares	(69,406,628)	(71,446,014)
Net realized gains on investment transactions:
Investor Shares	(800,773,961)	-
Institutional Shares	(332,232,670)	-

Total distributions paid to shareholders	(1,351,992,698)	(200,705,174)

FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	1,366,296,679	165,474,731

Total increase (decrease) in net assets	2,222,221,641	2,242,852,823

Net assets, beginning of period	13,917,852,390	11,674,999,567

Net assets, end of period	$16,140,074,031	$13,917,852,390

Accumulated undistributed net investment income (loss)	$(180,575,295)	$29,515,834

(1)	Unaudited.

INTERNATIONAL SMALL CAP		INTERNATIONAL VALUE		MID CAP
Six Months Ended 3/31/2007(1)	Year Ended 9/30/2006	Six Months Ended 3/31/2007(1)	Year Ended 9/30/2006	Six Months Ended 3/31/2007(1)	Year Ended 9/30/2006

$(704,488)	$3,700,720	$7,361,552	$18,549,621	$(19,516,453)	$(29,617,835)

76,236,893	165,713,461	82,956,508	63,848,919	416,492,639	701,530,781
(408,207)	(381,598)	(337,318)	(230,417)	-	-

120,959,626	(1,545,057)	115,982,167	103,014,146	118,672,579	(251,537,673)
(808,940)	(617,231)	60,874	36,872	-	-

195,274,884	166,870,295	206,023,783	185,219,141	515,648,765	420,375,273

(29,082,285)	(7,528,607)	(24,384,271)	(13,095,062)	-	-
		(1,768,836)		-	-

(156,285,811)	(71,173,967)	(71,597,063)	(16,600,079)	(480,601,368)	(209,469,474)
		(3,867,611)		(82,408,794)	(41,213,795)

(185,368,096)	(78,702,574)	(101,617,781)	(29,695,141)	(563,010,162)	(250,683,269)

162,482,963	70,444,652	607,514,779	555,837,073	(44,136,485)	(655,280,963)

172,389,751	158,612,373	711,920,781	711,361,073	(91,497,882)	(485,588,959)

939,761,884	781,149,511	1,312,575,038	601,213,965	5,369,794,845	5,855,383,804

$1,112,151,635	$939,761,884	$2,024,495,819	$1,312,575,038	$5,278,296,963	$5,369,794,845

$(19,739,852)	$10,046,921	$(6,396,072)	$12,395,483	$(19,538,055)	$(21,602)

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets (Continued)

	MID CAP VALUE
	Six Months Ended 3/31/2007(1)	Year Ended 9/30/2006
OPERATIONS:
Net investment income (loss)	$3,434,715	$8,980,992
Net realized gain (loss) on:
Investments	141,549,630	142,494,534
Foreign currency related transactions	-	-
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	197,560,496	(2,012,828)
Foreign currency related transactions	-	-

Net increase in net assets resulting from operations	342,544,841	149,462,698

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(7,420,350)	(1,572,879)
Net realized gains on investment transactions:
Investor Shares	(156,158,979)	(115,690,210)

Total distributions paid to shareholders	(163,579,329)	(117,263,089)

FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	318,349,265	(160,035,696)

Total increase (decrease) in net assets	497,314,777	(127,836,087)

Net assets, beginning of period	2,643,321,692	2,771,157,779

Net assets, end of period	$3,140,636,469	$2,643,321,692

Accumulated undistributed net investment income (loss)	$3,422,478	$7,408,113

(1)	Unaudited.
(2)	For the period from commencement of operations (March 27, 2006) through September 30, 2006.

OPPORTUNISTIC VALUE		SMALL CAP		SMALL CAP VALUE
Six Months Ended 3/31/2007(1)	Period Ended 9/30/2006(2)	Six Months Ended 3/31/2007(1)	Year Ended 9/30/2006	Six Months Ended 3/31/2007(1)	Year Ended 9/30/2006

$284,134	$134,163	$(4,806,786)	$(8,764,671)	$1,241,894	$(1,667,593)

2,987,833	513,722	34,105,315	32,875,407	146,039,164	264,972,761
(2,829)	(2,194)	-	-	-	-

9,788,051	2,428,049	51,367,550	(23,271,457)	76,771,715	(60,339,075)
4,399	(520)	-	-	-	-

13,061,588	3,073,220	80,666,079	839,279	224,052,773	202,966,093

(262,233)	-	-	-	-	-

(938,254)	-	(24,611,864)	(36,967,423)	(264,220,232)	(205,122,847)

(1,200,487)	-	(24,611,864)	(36,967,423)	(264,220,232)	(205,122,847)

68,409,797	71,882,875	(138,416,768)	196,696,072	267,596,982	320,766,182

80,270,898	74,956,095	(82,362,553)	160,567,928	227,429,523	318,609,428

74,956,095	-	1,263,819,346	1,103,251,418	2,039,482,123	1,720,872,695

$155,226,993	$74,956,095	$1,181,456,793	$1,263,819,346	$2,266,911,646	$2,039,482,123

$206,977	$185,076	$(4,811,494)	$(4,708)	$1,235,060	$(6,834)

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of a Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Year or Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains

ARTISAN INTERNATIONAL FUND
Investor Shares
3/31/2007	(5)	$28.75	$0.01		$4.36	$4.37	$(0.43)	$(2.33)
9/30/2006		24.40	0.18		4.58	4.76	(0.41)	-
9/30/2005		19.33	0.21		4.98	5.19	(0.12)	-
9/30/2004		16.54	0.12		2.85	2.97	(0.18)	-
9/30/2003	(6)	15.63	0.02		0.89	0.91	-	-
6/30/2003		18.15	0.20		(2.62)	(2.42)	(0.10)	-
6/30/2002		19.53	0.15		(1.46)	(1.31)	(0.07)	-
Institutional Shares
3/31/2007	(5)	$28.92	$0.04		$4.40	$4.44	$(0.49)	$(2.33)
9/30/2006		24.54	0.22		4.62	4.84	(0.46)	-
9/30/2005		19.44	0.25		5.01	5.26	(0.16)	-
9/30/2004		16.63	0.16		2.86	3.02	(0.21)	-
9/30/2003	(6)	15.71	0.03		0.89	0.92	-	-
6/30/2003		18.24	0.25		(2.65)	(2.40)	(0.13)	-
6/30/2002		19.62	0.18		(1.46)	(1.28)	(0.10)	-

ARTISAN INTERNATIONAL SMALL CAP FUND
Investor Shares
3/31/2007	(5)	$22.77	$(0.02)		$4.48	$4.46	$(0.70)	$(3.76)
9/30/2006		20.86	0.09		3.90	3.99	(0.20)	(1.88)
9/30/2005		16.40	0.19		6.16	6.35	(0.12)	(1.77)
9/30/2004		13.84	0.15		2.93	3.08	(0.03)	(0.49)
9/30/2003	(6)	12.10	-	(7)	1.74	1.74	-	-
6/30/2003		10.50	0.03		1.59	1.62	-	(0.02)
6/30/2002	(8)	10.00	-	(7)	0.50 (9)	0.50	-	-

ARTISAN INTERNATIONAL VALUE FUND
Investor Shares
3/31/2007	(5)	$26.71	$0.12		$3.44	$3.56	$(0.44)	$(1.28)
9/30/2006		22.38	0.53		4.87	5.40	(0.47)	(0.60)
9/30/2005		18.54	0.28		3.88	4.16	(0.11)	(0.21)
9/30/2004		14.32	0.28		4.33	4.61	(0.09)	(0.30)
9/30/2003	(6)	13.01	0.02		1.29	1.31	-	-
6/30/2003	(10)	10.00	0.09		2.92	3.01	-	-
Institutional Shares
3/31/2007	(5)	$26.71	$0.14		$3.44	$3.58	$(0.45)	$(1.28)

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by the Adviser or the Board of Directors. Absent expenses waived or paid by the Adviser or the Board of Directors, the ratios of expenses to average net assets and net investment income (loss) to average net assets would have been as follows:

	Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets
International Investor Shares	9/30/2003	1.23%	0.49%
International Institutional Shares	9/30/2003	1.00	0.73
International Small Cap Investor Shares	9/30/2003	1.69	0.05
International Value Investor Shares	9/30/2003	2.80	(0.34)
	6/30/2003	5.02	(1.43)

Total Distributions	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (millions)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)

$(2.76)	$30.36	15.76%	$11,457.4	1.21%	0.05%	31.90%
(0.41)	28.75	19.84	9,801.9	1.20	0.66	57.80
(0.12)	24.40	26.97	7,686.9	1.19	0.94	56.15
(0.18)	19.33	18.04	6,130.2	1.22	0.64	54.96
-	16.54	5.82	5,544.7	1.23	0.49	15.23
(0.10)	15.63	(13.30)	5,182.8	1.20	1.35	37.13
(0.07)	18.15	(6.73)	5,289.6	1.21	0.82	50.67

$(2.82)	$30.54	15.90%	$4,682.7	0.99%	0.27%	31.90%
(0.46)	28.92	20.07	4,116.0	1.00	0.82	57.80
(0.16)	24.54	27.21	3,988.1	0.99	1.11	56.15
(0.21)	19.44	18.31	3,622.1	1.01	0.85	54.96
-	16.63	5.86	3,354.7	1.00	0.73	15.23
(0.13)	15.71	(13.09)	2,975.0	1.01	1.68	37.13
(0.10)	18.24	(6.52)	2,062.0	1.01	1.01	50.67

$(4.46)	$22.77	20.86%	$1,112.2	1.52%	(0.13)%	27.29%
(2.08)	22.77	21.63	939.8	1.53	0.41	62.21
(1.89)	20.86	42.13	781.1	1.53	1.03	57.25
(0.52)	16.40	22.66	515.0	1.57	0.95	81.03
-	13.84	14.46	391.3	1.68	0.06	13.28
(0.02)	12.10	15.53	238.6	1.77	0.28	62.79
-	10.50	5.00	74.5	2.39	(0.02)	25.14

$(1.72)	$28.55	13.52%	$1,891.7	1.25%	0.84%	22.58%
(1.07)	26.71	25.38	1,312.6	1.25	2.18	42.52
(0.32)	22.38	22.71	601.2	1.31	1.33	53.15
(0.39)	18.54	32.81	217.5	1.56	1.61	14.66
-	14.32	10.07	23.6	2.00	0.46	9.30
-	13.01	30.10	16.3	2.45	1.14	17.42

$(1.73)	$28.56	13.60%	$132.8	1.08%	1.01%	22.58%

(5)	Unaudited. For the six months ended March 31, 2007.
(6)	For the period from July 1, 2003 to September 30, 2003. Artisan Funds changed its fiscal year-end from June 30 to September 30 effective September 30, 2003.
(7)	Amount is between $0.005 and $(0.005) per share.
(8)	For the period from commencement of operations (December 21, 2001) through June 30, 2002.
(9)	The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of fund shares.
(10)	For the period from commencement of operations (September 23, 2002) through June 30, 2003.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

Year or Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments		Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains

ARTISAN MID CAP FUND
Investor Shares
3/31/2007	(5)	$31.77	$(0.12)	$3.20		$3.08	$-	$(3.47)
9/30/2006		30.84	(0.17)	2.43		2.26	-	(1.33)
9/30/2005		26.13	(0.18)	4.89		4.71	-	-
9/30/2004		23.11	(0.20)	3.22		3.02	-	-
9/30/2003	(6)	21.81	(0.05)	1.35		1.30	-	-
6/30/2003		22.13	(0.11)	(0.21	)(7)	(0.32)	-	-
6/30/2002		26.43	(0.19)	(4.11)		(4.30)	-	-
Institutional Shares
3/31/2007	(5)	$32.24	$(0.08)	$3.26		$3.18	$-	$(3.47)
9/30/2006		31.21	(0.10)	2.46		2.36	-	(1.33)
9/30/2005		26.38	(0.12)	4.95		4.83	-	-
9/30/2004		23.28	(0.14)	3.24		3.10	-	-
9/30/2003	(6)	21.96	(0.03)	1.35		1.32	-	-
6/30/2003		22.24	(0.07)	(0.21	)(7)	(0.28)	-	-
6/30/2002		26.48	(0.13)	(4.11)		(4.24)	-	-

ARTISAN MID CAP VALUE FUND
Investor Shares
3/31/2007	(5)	$19.87	$0.02	$2.51		$2.53	$(0.06)	$(1.18)
9/30/2006		19.60	0.06	1.04		1.10	(0.01)	(0.82)
9/30/2005		15.55	(0.01)	4.36		4.35	- (8)	(0.30)
9/30/2004		12.22	0.10	3.47		3.57	-	(0.24)
9/30/2003	(6)	11.64	(0.01)	0.59		0.58	-	-
6/30/2003		10.82	(0.03)	0.85		0.82	-	-
6/30/2002		11.18	(0.09)	(0.19)		(0.28)	-	(0.08)

ARTISAN OPPORTUNISTIC VALUE FUND
Investor Shares
3/31/2007	(5)	$10.41	$0.03	$1.34		$1.37	$(0.03)	$(0.09)
9/30/2006	(9)	10.00	0.03	0.38		0.41	-	-

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by the Adviser or the Board of Directors. Absent expenses waived or paid by the Adviser or the Board of Directors, the ratios of expenses to average net assets and net investment income (loss) to average net assets would have been as follows:

	Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets
Mid Cap Investor Shares	9/30/2003	1.20%	(0.81)%
Mid Cap Institutional Shares	9/30/2003	0.98	(0.59)
Mid Cap Value Investor Shares	9/30/2003	1.63	(0.35)
	6/30/2002	2.53	(1.40)
	6/30/2001	5.17	(3.84)
Opportunistic Value Investor Shares	9/30/2006	1.64	0.39

Total Distributions	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (millions)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)

$(3.47)	$31.38	9.94%	$4,509.5	1.24%	(0.76)%	31.05%
(1.33)	31.77	7.42	4,571.9	1.18	(0.55)	73.59
-	30.84	18.06	4,874.0	1.18	(0.63)	83.00
-	26.13	13.02	4,042.7	1.19	(0.77)	101.09
-	23.11	6.01	2,583.2	1.20	(0.81)	26.52
-	21.81	(1.45)	2,286.6	1.20	(0.56)	102.85
-	22.13	(16.27)	1,855.5	1.22	(0.77)	121.14

$(3.47)	$31.95	10.11%	$768.8	0.95%	(0.48)%	31.05%
(1.33)	32.24	7.66	797.9	0.95	(0.31)	73.59
-	31.21	18.35	981.3	0.95	(0.40)	83.00
-	26.38	13.27	1,036.0	0.96	(0.54)	101.09
-	23.28	6.06	929.6	0.98	(0.59)	26.52
-	21.96	(1.26)	829.0	1.00	(0.36)	102.85
-	22.24	(16.04)	449.8	1.02	(0.56)	121.14

$(1.24)	$21.16	13.00%	$3,140.6	1.21%	0.24%	25.61%
(0.83)	19.87	5.87	2,643.3	1.20	0.33	47.73
(0.30)	19.60	28.42	2,771.2	1.22	(0.04)	51.60
(0.24)	15.55	29.60	312.3	1.39	0.73	53.79
-	12.22	4.98	77.4	1.59	(0.31)	11.90
-	11.64	7.58	64.5	1.78	(0.34)	45.55
(0.08)	10.82	(2.37)	22.0	1.95	(0.82)	167.70

$(0.12)	$11.66	13.22%	$155.2	1.50%	0.49%	22.01%
-	10.41	4.10	75.0	1.49	0.55	34.07

(5)	Unaudited. For the six months ended March 31, 2007.
(6)	For the period from July 1, 2003 to September 30, 2003. Artisan Funds changed its fiscal year-end from June 30 to September 30 effective September 30, 2003.
(7)	The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of fund shares.
(8)	Amount is between $0.005 and $(0.005) per share.
(9)	For the period from commencement of operations (March 27, 2006) through September 30, 2006.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

Year or Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments		Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains

ARTISAN SMALL CAP FUND
Investor Shares
3/31/2007	(5)	$17.51	$(0.07)	$1.20		$1.13	$-	$(0.36)
9/30/2006		17.95	(0.13)	0.26		0.13	-	(0.57)
9/30/2005		15.12	(0.13)	3.49		3.36	-	(0.53)
9/30/2004		12.53	(0.14)	2.73		2.59	-	-
9/30/2003	(6)	11.90	(0.04)	0.67		0.63	-	-
6/30/2003		11.99	(0.10)	0.07	(7)	(0.03)	-	(0.06)
6/30/2002		13.99	(0.13)	(1.81)		(1.94)	-	(0.06)

ARTISAN SMALL CAP VALUE FUND
Investor Shares
3/31/2007	(5)	$19.17	$0.01	$2.01		$2.02	$-	$(2.47)
9/30/2006		19.51	(0.02)	2.00		1.98	-	(2.32)
9/30/2005		17.63	(0.03)	3.69		3.66	-	(1.78)
9/30/2004		13.67	(0.03)	4.19		4.16	-	(0.20)
9/30/2003	(6)	13.15	(0.01)	0.53		0.52	-	-
6/30/2003		13.48	(0.03)	0.20		0.17	-	(0.50)
6/30/2002		13.05	(0.01)	1.16		1.15	(0.01)	(0.71)

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by the Adviser or the Board of Directors. Absent expenses waived or paid by the Adviser or the Board of Directors, the ratios of expenses to average net assets and net investment income (loss) to average net assets would have been as follows:

	Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment (Loss) to Average Net Assets
Small Cap Investor Shares	9/30/2003	1.46%	(1.18)%
Small Cap Value Investor Shares	9/30/2003	1.20	(0.41)

Total Distributions	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (millions)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)

$(0.36)	$18.28	6.47%	$1,181.5	1.18%	(0.76)%	40.53%
(0.57)	17.51	0.74	1,263.8	1.15	(0.70)	101.98
(0.53)	17.95	22.64	1,103.3	1.18	(0.80)	78.60
-	15.12	20.67	239.6	1.27	(0.95)	119.40
-	12.53	5.29	127.9	1.44	(1.16)	30.18
(0.06)	11.90	(0.11)	116.0	1.39	(0.98)	127.41
(0.06)	11.99	(13.90)	131.9	1.31	(1.00)	139.72

$(2.47)	$18.72	10.98%	$2,266.9	1.19%	0.11%	30.79%
(2.32)	19.17	11.40	2,039.5	1.17	(0.09)	58.88
(1.78)	19.51	22.42	1,720.9	1.18	(0.16)	56.03
(0.20)	17.63	30.76	1,192.8	1.18	(0.17)	41.31
-	13.67	3.95	775.2	1.20	(0.40)	12.20
(0.50)	13.15	1.90	702.5	1.21	(0.21)	49.57
(0.72)	13.48	9.65	623.5	1.20	(0.10)	33.59

(5)	Unaudited. For the six months ended March 31, 2007.
(6)	For the period from July 1, 2003 to September 30, 2003. Artisan Funds changed its fiscal year-end from June 30 to September 30 effective September 30, 2003.
(7)	The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of fund shares.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Notes to Financial Statements – March 31, 2007 (Unaudited)

(1)	Organization:

Artisan Funds, Inc. (“Artisan Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended. Artisan Funds is a series comprised of nine open-end, diversified mutual funds. The following funds (each a “Fund” and collectively the “Funds”) are covered by this report:

Fund Name	Inception Date
Artisan International Fund (“International Fund” or “International”)	December 28, 1995
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)	December 21, 2001
Artisan International Value Fund (“International Value Fund” or “International Value”)	September 23, 2002
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)	June 27, 1997
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)	March 28, 2001
Artisan Opportunistic Value Fund (“Opportunistic Value Fund” or “Opportunistic Value”)	March 27, 2006
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)	March 28, 1995
Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)	September 29, 1997

Each Fund’s investment objective is to seek long-term capital growth. Each Fund has offered shares of capital stock of the class designated Investor Shares since the commencement of its operations. International Fund, International Value Fund and Mid Cap Fund began offering Institutional Shares on July 1, 1997, October 1, 2006 and July 1, 2000, respectively. Institutional Shares are sold to institutional investors meeting certain minimum investment requirements.

Each class of shares has equal rights with respect to portfolio assets and voting privileges. Each class has exclusive voting rights with respect to any matters involving only that class.

Income, expenses not specific to either class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular class of shares, such as transfer agency fees, shareholder communication expenses and registration fees, were allocated directly to that class.

Artisan Emerging Markets Fund (inception date June 26, 2006), also a series of Artisan Funds, Inc., offered only Institutional Shares during the period covered by this report. The financial statements of Artisan Emerging Markets Fund have been presented in a separate report.

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of the Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles.

(a)

Security valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time, but sometimes earlier) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets

NOTES TO FINANCIAL STATEMENTS

attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange was valued at the closing price as of the time of valuation on the exchange or market on which the security was principally traded (the “principal exchange”). The closing price provided by each exchange may differ and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for a security from the principal exchange as of the time of valuation, the security was valued using the most recent bid quotation on the principal exchange, except that securities listed on the London Stock Exchange were valued at the mean of the most recent bid and asked quotations as of the time of valuation. Short-term investments maturing within sixty days of the valuation date were valued at amortized cost, which approximates market value.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ Board of Directors (the “Board of Directors”). A price was considered to be not readily available if, among other things, the valuation committee believed that the price determined as described in the preceding paragraph did not reflect a fair value of the security.

International Fund, International Small Cap Fund and International Value Fund generally invested a significant portion, and perhaps as much as substantially all, of their total assets in securities principally traded in markets outside the U.S. Each of the other Funds had the ability to invest in securities principally traded outside the U.S. The foreign markets in which the Funds invested were sometimes open on days when the NYSE was not open and the Funds did not calculate their NAVs, and sometimes were not open on days when the Funds did calculate their NAVs. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculate their NAVs. That was generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Funds calculated their NAVs.

The valuation committee concluded that a price determined under the Funds’ valuation procedures was not readily available if, among other things, the valuation committee believed that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in one or more United

NOTES TO FINANCIAL STATEMENTS

States securities indexes. Artisan Funds monitored for subsequent events using several tools. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by a third party research service. This third party research service was used to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

Estimates of fair values utilized by the Funds as described above may differ from the value realized on the subsequent sale of those securities and the differences may have been material to the NAV of the applicable Fund or to the information presented.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

(b)	Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds may utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds may be subject to taxes on realized gains from the sale of investment securities imposed by certain countries in which the Funds invest. The Funds recorded the foreign tax expense, if any, on an accrual basis. The taxes were included in “Payable for withholding taxes” on the accompanying Statement of Assets and Liabilities.

(c)	Portfolio transactions – In determining a Fund’s NAV, security transactions and shareholder transactions were accounted for no later than one business day after trade date, in accordance with applicable law. However, for financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with United States generally accepted accounting principles. Net realized gains and losses on securities were computed on specific security lot identification.

(d)

Foreign currency translation – Values of investments, open foreign currency forward contracts, payables for capital gains taxes and cash denominated in foreign currencies were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Payables and receivables for securities transactions, dividend and reclaim receivables and other receivables and payables denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using a spot market rate of exchange as of

NOTES TO FINANCIAL STATEMENTS

12:00 p.m. (Eastern Time) on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into foreign currency forward contracts to hedge the foreign currency exposure on open payables and receivables. Foreign currency forward contracts, if any, were recorded at market value and any related realized and unrealized gains and losses were reported as foreign currency related transactions for financial reporting purposes. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss. The Funds could be exposed to loss if the counterparties fail to perform under these contracts.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized from the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(e)	Repurchase agreements – Each Fund may enter into repurchase agreements with institutions that Artisan Partners Limited Partnership (“the Adviser”) determined were creditworthy pursuant to criteria adopted by the Board of Directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral was held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would have suffered a loss.

(f)	Securities lending – International Fund entered into securities lending transactions secured by collateral in the form of U.S. Government securities at least equal to, at all times, the fair value of the securities loaned. Unrealized gain or loss in the value of the security loaned as of March 31, 2007 was accounted for in the financial statements of the International Fund. All other Artisan Funds may enter into securities lending transactions, but did not do so during the period covered by these financial statements. In entering into securities lending arrangements a fund takes the risk that the borrower may not provide additional collateral when required or return the securities when due or, if the borrower defaults, the fund may experience delays in selling collateral or the collateral may not be sufficient to cover the value of securities lent.

During the six months ended March 31, 2007, International Fund earned $904,819 from securities lending transactions which was included in the accompanying Statement of Operations. International Fund had one security on loan at March 31, 2007 as disclosed on the accompanying Schedules of Investments, with a value of $335,358,482, which was collateralized by U.S. Treasury Notes, with a value of $350,071,532 at March 31, 2007.

(g)	Transfer agent fees – The Funds have authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other

NOTES TO FINANCIAL STATEMENTS

organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders for Investor Shares on the Funds’ behalf. Many authorized agents charged a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. The fee was either based on the number of accounts to which the intermediary provided such services, or a percentage, as of March 31, 2007, up to 0.40% annually of the average value of Fund shares held in such accounts. Each Fund paid a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. The balance of the fees incurred was paid by the Adviser. The Funds’ expenses incurred for services provided by authorized agents were included in “Transfer agent fees” in the Statements of Operations. The table below shows the fees and expenses to the Funds’ transfer agent and the fees to authorized agents incurred by each class of each Fund during the six months ended March 31, 2007:

	Six Months Ended 3/31/07
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
International - Investor Shares	$324,143	$10,791,800	$11,115,943
International - Institutional Shares	12,824	-	12,824
International Small Cap - Investor Shares	48,526	769,114	817,640
International Value - Investor Shares	82,688	1,576,490	1,659,178
International Value - Institutional Shares	7,358	-	7,358
Mid Cap - Investor Shares	145,803	5,921,354	6,067,157
Mid Cap - Institutional Shares	11,632	-	11,632
Mid Cap Value - Investor Shares	168,600	2,962,079	3,130,679
Opportunistic Value - Investor Shares	61,111	160,511	221,622
Small Cap - Investor Shares	90,856	956,638	1,047,494
Small Cap Value - Investor Shares	52,943	2,192,473	2,245,416

(h)	Commission recapture – Each of the Funds had the ability to direct portfolio trades to various brokers that have agreed to rebate a portion of the commissions generated. Such cash rebates were made directly to the applicable Fund and were included in net realized gain or loss on investments in the Statements of Operations as follows:

International	$105,699
International Small Cap	5,678
International Value	101,209
Mid Cap	338,166
Mid Cap Value	151,040
Opportunistic Value	1,460
Small Cap	112,810
Small Cap Value	118,690

NOTES TO FINANCIAL STATEMENTS

(i)	Use of estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles required management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(j)	Indemnifications – In the normal course of business, the Funds have entered into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. The Funds’ maximum exposure under these arrangements is unknown. No claim had been made for indemnification pursuant to any such agreement of the Funds.

(k)	Other – Dividend income less foreign taxes withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Fund on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was reported on the accrual basis. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to Artisan Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were used, depending on the nature of the expense item. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

International Fund, International Small Cap Fund and International Value Fund generally imposed a 2% redemption fee on shares held 90 days or less. Those redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. Each Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including but not limited to when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short-term trading. The Funds waived the fee on redemption of shares held by certain authorized agents or other Fund intermediaries.

(3)	Transactions with affiliates:

The Adviser, with which the officers and a director of Artisan Funds were affiliated, provided investment advisory and administrative services to the Funds. In exchange for those services, each Fund (with the exception of International Fund, International Small Cap Fund and Opportunistic Value Fund) paid a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

NOTES TO FINANCIAL STATEMENTS

International Fund paid a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

International Small Cap Fund paid a monthly management fee to the Adviser at an annual rate of 1.250% of average daily net assets.

Opportunistic Value Fund paid a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $4 billion	0.875
$4 billion to $8 billion	0.850
$8 billion to $12 billion	0.825
Greater than $12 billion	0.800

The officers and director of Artisan Funds who are affiliated with the Adviser received no compensation from the Funds.

Prior to April 1, 2007, each director who was not an interested person of Artisan Funds or the Adviser received an annual retainer of $140,000, payable quarterly, as well as reimbursement of expenses related to his duties as a director of Artisan Funds. In addition, the non-interested chair of the Board of Directors received an additional annual retainer of $60,000, payable quarterly, and each chair of a board committee who was a non-interested director received an additional annual retainer of $30,000, payable quarterly. Effective April 1, 2007, each director who is not an interested person of Artisan Funds or the Adviser will receive an annual retainer of $150,000, payable quarterly. The other additional annual retainer fees were unchanged. These fees were generally allocated to each of the Artisan Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter.

Artisan Funds has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of the Artisan Funds as selected by the individual directors. Each Fund purchased shares of the Artisan Funds selected for deferral by the director in amounts equal to his investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of "Other assets" on the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

NOTES TO FINANCIAL STATEMENTS

Shares of Artisan Funds were offered for sale by Artisan Distributors LLC (“Distributors”). Distributors is wholly owned by the Adviser. All distribution expenses relating to the Funds were paid by the Adviser.

(4)	Line of credit arrangement:

Artisan Funds is party to a line of credit agreement with State Street Bank and Trust Company, which expires August 2007, under which each Fund may borrow up to the lesser of (a) $75 million or (b) the lesser of (i) 10% of its total assets (after giving effect to the loan) or (ii) the maximum amount the Fund may have borrowed under the Investment Company Act of 1940, the limitations included in the Fund’s prospectus, or any limit or restriction under any law or regulation to which the Fund was subject or any agreement to which the Fund or Artisan Funds is a party; provided that the aggregate borrowings by all Artisan Funds may not exceed $100 million. Artisan Funds paid a commitment fee at the annual rate of 0.10% on the unused portion of the line of credit. Interest was charged on any borrowings at the current Federal Funds rate plus 0.50%. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the six months ended March 31, 2007, there were no borrowings under the line of credit for International Value Fund, Mid Cap Value Fund, Opportunistic Value Fund, Small Cap Fund and Small Cap Value Fund. During the six months ended March 31, 2007, International Fund, International Small Cap Fund and Mid Cap Fund paid interest of $16,120, $14,022 and $2,579 on maximum borrowings of $25,231,293, $14,996,194 and $15,972,538, respectively.

(5)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the six months ended March 31, 2007 were as follows:

Fund	Security Purchases	Security Sales
International	$4,766,367,577	$4,893,896,528
International Small Cap	278,073,937	284,057,184
International Value	779,903,317	357,577,375
Mid Cap	1,647,471,112	2,254,624,140
Mid Cap Value	706,233,394	694,960,731
Opportunistic Value	80,844,080	23,661,674
Small Cap	490,413,519	654,421,216
Small Cap Value	624,062,217	637,847,899

(6)	Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the six months ended March 31, 2007. The Funds have identified a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940) during the six months ended March 31, 2007.

NOTES TO FINANCIAL STATEMENTS

		As of 9/30/06					As of 3/31/07
Fund	Security	Share Balance	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income(1)	Share Balance	Value
International	Credit Saison Co., Ltd.	9,284,400	$1,556,870	$-	$-	$2,062,995	9,332,200	$307,272,030
	TAISEI CORPORATION(2)	54,263,300	-	233,887,164	(51,131,555)	-	-	-
	Total(3)		1,556,870	233,887,164	(51,131,555)	2,062,995		307,272,030
International Small Cap	Spazio Investment NV(4)	-	$28,486,887	835,335	191,354	260,669	1,769,487	35,456,540
	Total(3)		28,486,887	835,335	191,354	260,669		35,456,540
International Value	MEITEC CORPORATION(4)	1,282,600	17,361,391	-	-	630,690	1,832,900	59,105,737
	Pfeiffer Vacuum Technology AG	714,441	11,128,617	2,275,406	(4,487)	-	822,027	74,824,863
	SurfControl PLC(5)	1,603,124	4,678,771	2,187,031	(133,025)	-	1,871,963	17,497,770
	Total(3)		33,168,779	4,462,437	(137,512)	630,690		151,428,370
Mid Cap	Intermec, Inc.(5)	3,374,500	18,604,186	-	-	-	4,206,000	93,962,040
	Marvel Entertainment, Inc.(2)(5)	1,361,100	73,515	6,100,823	2,503,374	-	1,038,600	28,821,150
	Total(3)		18,677,701	6,100,823	2,503,374	-		93,962,040
Mid Cap Value	Forest Oil Corporation(4)(5)	1,107,300	40,511,068	-	-	-	2,394,100	79,891,117
	Furniture Brands International, Inc.	2,696,700	2,013,965	18,246,933	(5,310,801)	824,080	2,025,500	31,962,390
	Mariner Energy, Inc.(4)(5)	1,116,191	25,669,834	-	-	-	2,475,691	47,359,969
	Marvel Entertainment, Inc.(2)(5)	2,440,500	2,613,734	21,453,723	11,777,699	-	1,324,100	36,743,775
	Zale Corporation(5)	2,543,200	2,750,683	19,860,867	(1,311,758)	-	2,015,900	53,179,442
	Total(3)		73,559,284	59,561,523	5,155,140	824,080		212,392,918
Small Cap Value	America Service Group Inc.(5)	603,600	-	-	-	-	603,600	10,062,012
	Cross Country Healthcare, Inc.(5)	2,097,500	2,837,440	5,278,882	1,207,574	-	1,970,900	35,929,507
	Diamond Management & Technology Consultants, Inc.(2)	2,079,700	4,865,754	13,720,299	7,767,919	620,010	957,300	11,190,837
	Forest Oil Corporation(4)(5)	616,258	10,911,974	-	-	-	964,258	32,177,289
	Furniture Brands International, Inc.	2,012,900	-	15,053,820	(4,979,032)	615,120	1,390,900	21,948,402
	Gevity HR, Inc.(4)	305,600	29,796,413	-	-	87,111	1,689,400	33,348,756
	LTX Corporation(4)(5)	2,465,500	4,107,485	191,197	47,606	-	3,261,500	19,960,380
	Manhattan Associates, Inc.(2)(5)	1,539,600	-	11,576,184	4,381,247	-	985,900	27,043,237
	MarineMax, Inc.(4)(5)	294,000	22,450,484	-	-	-	1,231,200	28,539,216
	Mariner Energy, Inc.(4)(5)	1,260,997	12,904,853	-	-	-	1,921,297	36,754,412
	Marvel Entertainment, Inc.(2)(5)	576,200	-	2,637,746	2,424,798	-	391,000	10,850,250
	Medical Staffing Network Holdings, Inc.(5)	1,548,900	-	-	-	-	1,548,900	9,835,515
	National Dentex Corporation(5)	413,500	-	-	-	-	413,500	5,822,080
	Orbotech, Ltd.(4)(5)	1,277,200	19,579,061	-	-	-	2,083,900	45,908,317
	Sanderson Farms, Inc.	1,197,500	-	3,979,123	1,093,531	287,400	1,054,100	39,064,946
	Stewart Information Services Corporation	1,501,100	4,300,986	-	-	1,162,425	1,610,100	67,286,079
	Zale Corporation(5)	2,005,500	-	11,480,436	700,742	-	1,586,600	41,854,508
	Total(3)		111,754,450	63,917,687	12,644,385	2,772,066		428,491,419

See notes on next page.

NOTES TO FINANCIAL STATEMENTS

(1)	Net of foreign taxes withheld, if any.
(2)	Issuer was no longer an affiliate as of March 31, 2007.
(3)	Total value as of 3/31/2007 is presented for only those issuers that were affiliates as of March 31, 2007.
(4)	Issuer was not an affiliate as of September 30, 2006.
(5)	Non-income producing security.

(7)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments as of March 31, 2007 were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
International	$11,546,348,154	$4,569,978,662	$(66,790,300)	$4,503,188,362
International Small Cap	799,442,318	311,261,122	(14,506,640)	296,754,482
International Value	1,737,037,016	279,655,570	(9,879,972)	269,775,598
Mid Cap	4,184,985,895	1,124,736,645	(58,173,764)	1,066,562,881
Mid Cap Value	2,823,003,718	426,927,222	(28,300,129)	398,627,093
Opportunistic Value	139,416,403	13,101,870	(1,045,216)	12,056,654
Small Cap	1,046,167,850	149,999,928	(26,380,260)	123,619,668
Small Cap Value	1,906,812,173	410,364,957	(56,805,324)	353,559,633

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the six months ended March 31, 2007 and the year ended September 30, 2006 were as follows:

	Six Months Ended 3/31/07		Year Ended 9/30/06
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends		Long-Term Capital Gain Distributions
International	$218,986,067	$1,133,006,631	$200,705,174		$-
International Small Cap	50,533,801	134,834,295	33,534,988		45,167,586
International Value	58,575,571	43,042,210	20,163,763		9,531,378
Mid Cap	26,122,960	536,887,202	30,312,731		220,370,538
Mid Cap Value	80,938,738	82,640,591	91,428,711		25,834,378
Opportunistic Value	1,200,487	-	-	(1)	-	(1)
Small Cap	16,675,263	7,936,601	19,680,637		17,286,786
Small Cap Value	86,156,248	178,063,984	52,669,430		152,453,417

(1)	For the period from commencement of operations (March 27, 2006) through September 30, 2006.

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that may differ from U.S. generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS

These differences were due to differing treatments for items such as net short-term gains, wash sale loss deferrals, foreign currency transactions, net investment losses and capital loss carryovers. Gains on redemptions-in-kind for International Fund and Mid Cap Fund of $29,012,833 and $13,451,833, respectively, were included in net realized gain (loss) on investments in the Statement of Operations for the year ended September 30, 2006, and were not recognized for Federal income tax purposes.

Additional tax information as of and for the year ended September 30, 2006 follows:

	As of 9/30/06		Year Ended 9/30/06
Fund	Undistributed Ordinary Income	Undistributed Long-Term Gain	Capital Loss Carryforward Utilized	Post-October Losses
International	$212,453,758	$1,018,713,221	$617,923,426	$-
International Small Cap	48,705,322	134,831,447	-	-
International Value	46,295,790	37,751,013	-	-
Mid Cap	26,118,296	536,884,861	-	-
Mid Cap Value	72,061,396	71,446,073	-	-
Opportunistic Value	879,512	-	-	2,194	(1)
Small Cap	16,656,782	5,964,573	-	-
Small Cap Value	85,448,393	156,651,531	-	-

(1)	For the period from commencement of operations (March 27, 2006) through September 30, 2006.

As of September 30, 2006, none of the Funds had capital loss carryforwards.

NOTES TO FINANCIAL STATEMENTS

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NOTES TO FINANCIAL STATEMENTS

(8)	Fund share activities:

Capital share transactions for the Funds were as follows:

	INTERNATIONAL		INTERNATIONAL SMALL CAP
Six months ended March 31, 2007	Investor Shares	Institutional Shares	Investor Shares
Net asset value of shares transferred
Proceeds from shares issued	$1,221,409,213	$236,054,876	$104,256,713
Net asset value of shares issued in reinvestment of dividends and distributions	914,418,120	375,581,486	175,371,856
Cost of shares redeemed(1)	(1,084,675,284)	(296,491,732)	(117,145,606)

Net increase (decrease) from fund share transactions	$1,051,152,049	$315,144,630	$162,482,963

Shares transferred
Shares sold	41,461,883	7,738,949	4,596,601
Shares issued in reinvestment of dividends and distributions	31,850,161	13,013,911	8,191,119
Shares redeemed	(36,878,516)	(9,746,297)	(5,218,863)

Net increase (decrease) in capital shares	36,433,528	11,006,563	7,568,857

	INTERNATIONAL		INTERNATIONAL SMALL CAP
Year ended September 30, 2006	Investor Shares	Institutional Shares	Investor Shares
Proceeds from shares issued	$2,314,789,322	$316,068,084	$183,703,921
Net asset value of shares issued in reinvestment of dividends and distributions	121,587,382	67,354,311	76,365,043
Cost of shares redeemed(1)	(1,736,641,589)	(917,682,779)	(189,624,312)

Net increase (decrease) from fund share transactions	$699,735,115	$(534,260,384)	$70,444,652

Shares sold	85,995,680	12,075,907	8,475,604
Shares issued in reinvestment of dividends and distributions	5,049,329	2,785,484	4,198,188
Shares redeemed	(65,072,487)	(35,034,422)	(8,846,307)

Net increase (decrease) in capital shares	25,972,522	(20,173,031)	3,827,485

(1)	Net of redemption fees of:

Fund	Six Months Ended 3/31/2007	Year Ended 9/30/2006
International - Investor Shares	$308,767	$863,753
International - Institutional Shares	134,383	389,313
International Small Cap - Investor Shares	4,071	29,405
International Value - Investor Shares	206,124	222,110
International Value - Institutional Shares	13,709	-

(2)	For the period from commencement of operations (March 27, 2006) through September 30, 2006.

NOTES TO FINANCIAL STATEMENTS

INTERNATIONAL VALUE		MID CAP		MID CAP VALUE	OPPORTUNISTIC VALUE	SMALL CAP	SMALL CAP VALUE
Investor Shares	Institutional Shares	Investor Shares	Institutional Shares	Investor Shares	Investor Shares	Investor Shares	Investor Shares
$(78,194,778)	$78,194,778
756,869,688	43,712,430	$292,786,604	$17,273,694	$489,596,371	$77,965,104	$96,562,686	$227,663,441
88,578,891	6,278,901	474,031,867	81,886,968	157,266,155	1,195,855	20,175,067	261,614,624
(285,963,748)	(1,961,383)	(786,263,400)	(123,852,218)	(328,513,261)	(10,751,162)	(255,154,521)	(221,681,083)

$481,290,053	$126,224,726	$(19,444,929)	$(24,691,556)	$318,349,265	$68,409,797	$(138,416,768)	$267,596,982

(2,927,547)	2,927,547
27,108,609	1,568,426	9,211,352	522,516	23,462,966	6,951,937	5,260,008	12,137,987
3,182,856	225,617	15,430,725	2,620,383	7,766,230	107,252	1,113,414	14,477,843
(10,237,063)	(71,458)	(24,845,108)	(3,823,512)	(15,850,054)	(948,028)	(13,902,598)	(11,890,809)

17,126,855	4,650,132	(203,031)	(680,613)	15,379,142	6,111,161	(7,529,176)	14,725,021

INTERNATIONAL VALUE		MID CAP		MID CAP VALUE	OPPORTUNISTIC VALUE	SMALL CAP	SMALL CAP VALUE
Investor Shares		Investor Shares	Institutional Shares	Investor Shares	Investor Shares(2)	Investor Shares	Investor Shares
$711,293,524		$902,753,102	$55,931,735	$1,278,114,752	$76,696,206	$469,041,774	$482,338,945
28,357,891		205,964,332	40,056,662	113,719,066	-	29,151,935	198,667,438
(183,814,342)		(1,552,986,575)	(307,000,219)	(1,551,869,514)	(4,813,331)	(301,497,637)	(360,240,201)

$555,837,073		$(444,269,141)	$(211,011,822)	$(160,035,696)	$71,882,875	$196,696,072	$320,766,182

28,589,432		28,570,035	1,750,257	66,702,499	7,689,378	25,960,358	26,431,133
1,344,769		6,671,990	1,280,993	6,061,606	-	1,669,642	11,477,024
(7,654,580)		(49,375,193)	(9,727,021)	(81,083,86)	(486,391)	(16,910,947)	(19,722,554)

22,279,621		(14,133,168)	(6,695,771)	(8,319,764)	7,202,987	10,719,053	18,185,603

NOTES TO FINANCIAL STATEMENTS

(9)	Litigation:

Artisan Funds and the Adviser were defendants in a lawsuit in the Circuit Court of the Third Judicial Circuit, Madison County, Illinois that sought certification of a plaintiff class consisting of all persons in the United States who held shares in International Fund for a period of more than 14 days during the five years prior to the filing of the lawsuit. The suit sought compensatory and punitive damages under state law, as well as interest, costs and attorney’s fees. The lawsuit alleged, in summary, that Artisan Funds and the Adviser exposed long-term International Fund shareholders to trading by market timers by allegedly (a) failing to properly evaluate daily whether a significant event affecting the value of International Fund’s securities had occurred after foreign markets had closed but before the calculation of the Fund’s NAV; (b) failing to implement the Fund’s portfolio valuation and share pricing policies and procedures; (c) allowing portfolio valuation and share policies and procedures that benefited market timers at the expense of long-term shareholders; and (d) failing to know and implement applicable rules and regulations concerning the calculation of NAV.

Artisan Funds and the Adviser removed the lawsuit from state court to federal district court. The federal district court ordered the case remanded to Illinois state court. Artisan Funds and the Adviser then appealed the remand order to the United States Court of Appeals for the Seventh Circuit and, on April 5, 2005, the Court of Appeals ruled in favor of Artisan Funds and the Adviser. As a result, the action was dismissed with prejudice in May 2005. The plaintiff subsequently sought and was granted review by the United States Supreme Court on the question of whether the Court of Appeals had jurisdiction to hear the appeal. On June 15, 2006, the United States Supreme Court ruled that the Court of Appeals had lacked jurisdiction to hear the appeal of Artisan Funds and the Adviser, vacated the judgment of the Court of Appeals and remanded the case to the Court of Appeals with instructions to dismiss the appeal for lack of jurisdiction. On October 16, 2006, the Court of Appeals dismissed the appeal and remanded the case to state court. Artisan Funds and the Adviser have again removed the action from state court to federal court and intend to continue to defend the lawsuit vigorously.

Certain legal fees incurred by Artisan Funds in defense of the lawsuit have been allocated to International Fund and were included in professional fees in the Statement of Operations. As of the date of this report, Artisan Funds does not believe that the action described herein will have a material effect on the financial condition of any Fund.

(10)	Recent Accounting Pronouncements:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" to be sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be deemed to be uncertain and would be recorded as tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund’s last

NOTES TO FINANCIAL STATEMENTS

NAV calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in its semi-annual report on March 31, 2008. As of the date of this report, management is evaluating the implications of FIN 48 and its impact to the financial statements has not yet been determined.

In September 2006, FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of March 31, 2007, the Funds did not believe the adoption of FAS 157 would impact the amounts reported in the financial statements, however, additional disclosures would be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of Artisan Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

Actual Expenses

The first line under the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line below each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended March 31, 2007 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2006	Ending Account Value 3/31/2007	Expenses Paid During Period 10/1/2006-3/31/2007(1)
Artisan International Fund - Investor Shares
Actual	$1,000.00	$1,157.61	$6.51
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.09
Artisan International Fund - Institutional Shares
Actual	$1,000.00	$1,158.99	$5.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.99
Artisan International Small Cap Fund - Investor Shares
Actual	$1,000.00	$1,208.56	$8.37
Hypothetical (5% return before expenses)	$1,000.00	$1,017.35	$7.64

SHAREHOLDER EXPENSE EXAMPLE

	Beginning Account Value 10/1/2006	Ending Account Value 3/31/2007	Expenses Paid During Period 10/1/2006-3/31/2007(1)
Artisan International Value Fund - Investor Shares
Actual	$1,000.00	$1,135.16	$6.65
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29
Artisan International Value Fund - Institutional Shares
Actual	$1,000.00	$1,135.96	$5.75
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.44
Artisan Mid Cap Fund - Investor Shares
Actual	$1,000.00	$1,099.36	$6.49
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.24
Artisan Mid Cap Fund - Institutional Shares
Actual	$1,000.00	$1,101.11	$4.98
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78
Artisan Mid Cap Value Fund - Investor Shares
Actual	$1,000.00	$1,129.97	$6.43
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.09
Artisan Opportunistic Value Fund - Investor Shares
Actual	$1,000.00	$1,132.17	$7.97
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.54
Artisan Small Cap Fund - Investor Shares
Actual	$1,000.00	$1,064.66	$6.07
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.94
Artisan Small Cap Value Fund - Investor Shares
Actual	$1,000.00	$1,109.76	$6.26
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.99

(1)

Expenses are equal to the Fund’s ratio of expenses to average net assets for the six-month period ended March 31, 2007 (shown below); multiplied by the average account value over the period; multiplied by 182/365 (to reflect the one-half year period).

Fund	Annualized Ratio of Expenses to Average Net Assets for the Six-Month Period Ended March 31, 2007
Artisan International Fund - Investor Shares	1.21%
Artisan International Fund - Institutional Shares	0.99
Artisan International Small Cap Fund - Investor Shares	1.52
Artisan International Value Fund - Investor Shares	1.25
Artisan International Value Fund - Institutional Shares	1.08
Artisan Mid Cap Fund - Investor Shares	1.24
Artisan Mid Cap Fund - Institutional Shares	0.95
Artisan Mid Cap Value Fund - Investor Shares	1.21
Artisan Opportunistic Value Fund - Investor Shares	1.50
Artisan Small Cap Fund - Investor Shares	1.18
Artisan Small Cap Value Fund - Investor Shares	1.19

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Artisan Partners Limited Partnership (“Artisan Partners”) is responsible for management of the Funds’ investment portfolios and for overall management of the Funds’ business and affairs pursuant to Investment Advisory Agreements dated December 28, 1995, as amended November 17, 2005 (International Fund); November 7, 2001 (International Small Cap Fund); August 9, 2002 (International Value Fund); April 10, 1997 (Mid Cap Fund); January 25, 2001 (Mid Cap Value Fund); March 27, 1995 (Small Cap Fund) and August 20, 1997 (Small Cap Value Fund) (the “Advisory Agreements”). The advisory agreement for Opportunistic Value Fund dated February 9, 2006, continues through November 30, 2007, and so was not considered at the meetings described below. Artisan Partners is a Delaware limited partnership the sole general partner of which is Artisan Investment Corporation. Artisan Investment Corporation was incorporated on December 7, 1994 for the sole purpose of acting as general partner of Artisan Partners. Artisan Investment Corporation is owned by ZFIC, Inc., a Wisconsin Corporation, which is controlled by Mr. Ziegler and Ms. Ziegler, who together own 100% of its voting stock. The principal address of Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. Artisan Partners also has offices at 100 Pine Street, Suite 2950, San Francisco, California 94111; One Maritime Plaza, Suite 1450, San Francisco, California 94111; Five Concourse Parkway NE, Suite 2120, Atlanta, Georgia 30328; 1350 Avenue of the Americas Suite 3005, New York, New York 10019 and 800 Delaware Avenue, Suite 800, Wilmington, Delaware 19801.

The Advisory Agreement for each Fund may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of Artisan Funds who are not “interested persons” of Artisan Funds or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval, and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. Each Advisory Agreement provides that Artisan Partners shall not be liable for any loss suffered by a Fund or its shareholders as a consequence of any act or omission in connection with investment advisory or portfolio services under the agreement, except by reason of willful misfeasance, bad faith or gross negligence on the part of Artisan Partners in the performance of its duties or from reckless disregard by Artisan Partners of its obligations and duties under the Advisory Agreement. Each Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The directors of Artisan Funds held a special meeting of the board on November 3, 2006 (the “November Special Meeting”), at which meeting they gave preliminary consideration to information bearing on continuation of each Advisory Agreement for the period from December 1, 2006 through November 30, 2007. The primary purpose of the November Special Meeting was to ensure that the directors had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints.

The independent directors of Artisan Funds next met in executive session on November 9, 2006 with their independent counsel to further consider the matters reviewed at the November Special Meeting and to reach certain conclusions in connection with the review and approval of the Advisory Agreements. The full board then met at a regular meeting on November 10, 2006, at which time they approved the continuation of each Advisory Agreement from December 1, 2006 to November 30, 2007.

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Prior to the November Special Meeting, independent counsel to the independent directors sent to Artisan Partners a request for information to be provided to the directors in connection with their consideration of the continuation of the Advisory Agreements. Artisan Partners provided materials to the directors that included responses to that request, other information Artisan Partners believed was useful in evaluating the continuation of the Advisory Agreements and extensive reports prepared by Lipper Inc. (“Lipper”), an independent source of investment company data, relating to each Fund’s performance and expenses compared to the performance and expenses of a relatively small peer group and a larger peer universe of funds determined by Lipper to be comparable. Artisan Partners also provided additional reports prepared by Lipper comparing certain of the Funds’ performance and expenses to different peer groups and peer universes that Artisan Partners believed were more appropriate for comparative purposes than the peer groups and peer universes selected by Lipper. The directors also received and reviewed a memorandum from their independent counsel regarding the directors’ responsibilities in evaluating the Funds’ investment advisory agreements.

In evaluating the Advisory Agreements, the directors reviewed the available information and discussed with representatives of Artisan Partners each Fund’s operations, the nature, extent and quality of the advisory and other services provided by Artisan Partners to the Funds, the overall expense ratios of each class of shares of the Funds, and economies of scale and other benefits derived by Artisan Partners from its relationship with the Funds. In addition to the third party reports by Lipper and the memorandum from independent counsel, the directors reviewed information provided prior to and presented at the November Special Meeting concerning the following:

•

The terms of each Advisory Agreement, including: a list of services performed by Artisan Partners; Artisan Partners’ responsibility for making investment decisions and for observing investment objectives, policies and restrictions of each Artisan Fund; Artisan Partners’ standard of care; and termination provisions;

•

Artisan Partners’ personnel and operations, including: the education, experience and number of Artisan Partners’ investment personnel; Artisan Partners’ assessment of its ability to attract and retain capable investment and business professionals through compensation programs and equity participation and recent hiring and retention information; Artisan Partners’ research and decision-making processes, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the Funds; policies relating to the assignment of Artisan Partners’ personnel to the various Funds’ portfolios; the compensation of Artisan Partners’ personnel with primary responsibility for managing the Funds; the time and attention of Artisan Partners’ personnel devoted to the Funds; and the adequacy and sophistication of Artisan Partners’ technology and systems with respect to investment and administrative matters;

•

Each Fund’s short- and long-term investment performance, including a comparison for various time periods with (1) other Artisan Partners client accounts managed in the same investment strategy, (2) other mutual funds having similar investment objectives, and (3) appropriate market indices;

•	Potential for conflicts of interest between the Funds and Artisan Partners and circumstances and actions addressing or bearing on potential conflicts of interest,

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

including: the type and number of other clients served by Artisan Partners in each of its investment strategies; the basis of sharing personnel, services, research and advice among clients; the basis of decisions by Artisan Partners to buy or sell securities for the Funds and other clients where the same security might be bought or sold for a number of clients; Artisan Partners’ methodology of allocating investment opportunities, including initial public offerings, among the Funds and other clients; potential advantages and disadvantages in having an investment adviser that has other clients; Artisan Partners’ own investments and possible conflicts with the Funds; Artisan Partners’ code of ethics; any litigation pending, threatened or settled involving Artisan Partners; and results of any regulatory examinations;

•

Potential “fall-out” benefits gained by Artisan Partners or its affiliates from their relationship with the Funds, including: benefits to Artisan Partners in attracting and retaining other clients and the method of estimating other benefits;

•

Brokerage and portfolio transactions, including: the standards and performance in seeking best execution; commissions paid, including commissions by purpose; allocation of brokerage for research products and services (soft dollars); Artisan Partners’ practices in light of SEC guidance under Section 28(e) of the Securities Exchange Act of 1934; and portfolio turnover rates;

•

The structure of advisory fees charged, including: the method of computing fees; recognition of economies of scale through breakpoints in the fees; the frequency of the payment of fees; a comparison of the fees charged by Artisan Partners to the Funds with the fees charged by Artisan Partners to other accounts managed by Artisan Partners in the same investment strategies, including other mutual funds for which Artisan Partners provides sub-advisory services; a comparison of the fees charged by Artisan Partners to the Funds with the management fees charged by other investment advisers for managing mutual funds with similar investment objectives and strategies; and potential cost savings by Artisan Partners, incentives to effect savings and the sharing of savings with the Funds;

•

The effect of advisory and other fees on the Funds’ total expenses, including: comparisons of expenses and expense ratios with those of other mutual funds, taking into account comparability factors such as size, account-level charges and investment objective; voluntary expense limitations or reductions and the relationship of expenses to expense limitations; the allocation of certain expenses between Artisan Partners, Distributor and the Funds; and fees paid to service providers other than Artisan Partners, including custodial, transfer agent and shareholder servicing fees;

•	The financial condition and stability of Artisan Partners, including Artisan Partners’ consolidated balance sheet; and

•

The profitability to Artisan Partners of its relationship with each Fund, including: unaudited schedules showing Artisan Partners’ revenues, costs and profits in providing services to the Funds, on a fund-by-fund basis; the methods of allocating expenses in compiling those statements and the impact different methods would have on overall profitability; and Artisan Partners’ profit margins and appropriate comparisons with Artisan Partners’ profit margins on private account advisory fees.

At the end of the November Special Meeting, after discussion and consideration of the information presented, the independent directors met in executive session with their

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

independent counsel and subsequently requested additional supplemental material concerning the funds for which Artisan Partners serves as subadviser.

On November 9, 2006, the independent directors then again met separately with their independent counsel to review and discuss relevant information regarding the continuation of the Advisory Agreements and the information presented and discussed at the November Special Meeting. In the course of this review process, the independent directors reviewed and discussed the following information:

The nature, extent and quality of Artisan Partners’ services. The independent directors reviewed the nature, extent and the quality of Artisan Partners’ services to the Funds and considered the following:

•

Because Artisan Partners’ principal responsibility is management of the Funds’ investment portfolios, the investment performance achieved by Artisan Partners is an important measure of the quality of the services provided.

•

Besides investment management, Artisan Partners provides the Funds with general administration services, including the preparation of regulatory filings, supervises the pricing of the Funds’ portfolios and calculation of net asset value, provides services to certain of the Funds’ shareholders and management of the Funds’ relationships with its third party service providers, including its custodian, fund accounting agent, transfer agent, lawyers and auditors.

•	The quality of Artisan Partners’ services to the Funds in absolute terms and relative to mutual fund industry standards.

•	The sufficiency and quality of Artisan Partners personnel.

•	Artisan Partners’ financial condition.

The investment performance of each Fund. The independent directors reviewed for each Fund for periods ended June 30, 2006 short-term and long-term investment performance compared to broad-based and style specific market indexes, performance for the period January 1, 2006 through September 30, 2006 compared to the same indexes, Morningstar ratings™ (for those Funds rated by Morningstar) and Lipper rankings. The independent directors concluded that the overall investment performance of each Fund has been good to excellent and with respect to Artisan Small Cap Fund performance has been acceptable. In reaching that conclusion, the independent directors considered the following:

•

Because of each Fund’s style specific investment strategy, the investment performance of each Fund and, in particular, its performance compared to a broad based market index is affected by the relative performance of growth-oriented stocks and value-oriented stocks in the market overall.

•	A fund’s relative performance in the Lipper performance universe may be significantly influenced by the style category in which Lipper places the fund.

•	The performance of each Fund, without taking expenses into account, was consistent with the performance, before expenses, of other accounts managed by Artisan Partners in the same investment strategy.

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Cost of services, economies of scale and benefits derived by Artisan Partners. The independent directors reviewed the overall expense ratio of each class of shares of each Fund in comparison to the expense ratios of its peers in relation to the nature and quality of services provided and in relation to the fees Artisan Partners charges its other clients who have similar investment strategies and objectives (but to whom Artisan Partners generally provides few or no services other than portfolio management). The independent directors also considered whether shareholders of the Funds have benefited or will benefit from economies of scale under the management fee structures in the Advisory Agreements, including the fact that since International Small Cap Fund closed at a relatively low asset level, Artisan Partners is not likely to enjoy economies of scale in its management. In their review, the independent directors considered the following:

•

The rates of fee paid by each Fund to Artisan Partners have been stable or have decreased as a percentage of Fund assets as a result of fee breakpoints, but the aggregate dollar amounts of the fees paid have increased as the Funds have grown.

•

In return for its services, each Fund, other than Artisan International Small Cap Fund, pays Artisan Partners a monthly fee at the annual rate of 1% of the Fund’s average daily net assets up to $500 million; 0.975 of 1% of the next $250 million; 0.950 of 1% of the next $250 million; and 0.925 of 1% of average daily net assets over $1 billion. In addition, Artisan International Fund pays Artisan Partners a monthly fee at the annual rate of 0.900 of 1% of the Fund’s average daily net assets over $12 billion. Artisan International Small Cap Fund pays Artisan Partners a monthly fee at the annual rate of 1.25% of the Fund’s average daily net assets.

•

Although the management fee paid to Artisan Partners by many of the Funds was slightly higher than the median of fees paid by other funds in Lipper’s expense groups for the respective Funds, each Fund’s total expense ratio generally was lower than or comparable to the median total expense ratio of those other funds.

Profitability of Artisan Partners. The independent directors reviewed a profitability analysis for Artisan Partners for the twelve-month period ended June 30, 2006, including a comparison of the fees charged to the Funds and Artisan Partners’ separate account clients. The independent directors also considered the fact that the relationship with each of the Funds being reviewed was profitable to Artisan Partners during the twelve-months ended June 30, 2006.

Other benefits derived by the Funds or Artisan Partners. The independent directors then reviewed the potential benefits that Artisan Partners may derive as a result of its relationship with the Funds, other than the services provided by Artisan Partners pursuant to the Advisory Agreements and the management fees paid in return. For Artisan Partners, the independent directors considered two potential benefits to Artisan Partners: (1) the potential conversion of a Fund shareholder to a separate account client; and (2) the acquisition of research products and services in return for commissions (“soft dollars”). The independent directors noted that, although Artisan Partners derives or may derive those additional benefits, the Funds also benefit in similar fashion. In reaching those conclusions, the independent directors considered the following:

•	Artisan Partners does not solicit the Funds’ shareholders to become separate account clients nor to purchase other goods or services provided by Artisan Partners or its

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

affiliates. Artisan Partners refers potential separate account clients that do not meet Artisan Partners’ minimum separate account size requirements to the Funds.

•

Artisan Partners utilizes third-party research products and services and proprietary research from executing brokers paid for with soft dollars paid by the Funds and by other clients of Artisan Partners. Artisan Partners’ use of soft dollars provides Artisan Partners, and thereby the Funds, with access to third party and proprietary research and also helps Artisan Partners maintain important and open relationships with brokers. Use of a Fund’s commissions for soft dollar purposes is on the same terms as every other client account managed by Artisan Partners in the same investment strategy.

The directors concluded their annual Advisory Agreement contract review at a regularly scheduled meeting on November 10, 2006. At the November 10th meeting, the independent directors and counsel to the independent directors reviewed with the full board the information discussed at the November 9th meeting. The directors then considered whether any further discussion or review was necessary, concluding that the November Special Meeting and the information reviewed by the independent directors at the November 9th meeting provided a strong basis for considering the continuation of the Advisory Agreements. The directors then reviewed and affirmed each of the following conclusions:

The nature, extent and quality of Artisan Partners’ services. The directors concluded that the nature and extent of Artisan Partners’ services to the Funds was appropriate and consistent with, and in some cases more advantageous to the Funds than, the terms of the Advisory Agreements. The directors concluded that the quality of Artisan Partners’ services has been consistently high, with no material deficiencies.

The investment performance of each Fund. The directors concluded that the overall performance of each Fund has been good to excellent and with respect to Artisan Small Cap Fund, performance has been acceptable.

Cost of services, economies of scale and benefits derived by Artisan Partners. The directors concluded that the overall expense ratio of each class of shares of each Fund was within an acceptable range of, and in line with industry averages. The directors concluded that the fees each Fund pays to Artisan Partners (and Artisan Partners’ corresponding profits) are reasonable in relation to the nature and quality of services provided to the Funds and in relation to the fees Artisan Partners charges its other clients who have similar investment strategies and objectives (but to whom Artisan Partners generally provides few or no services other than portfolio management). The directors also concluded that shareholders of the Funds (except for Artisan International Small Cap Fund) have benefited or will benefit from economies of scale under the management fee structures in the Advisory Agreements, and that, because International Small Cap Fund closed at such a small asset level, Artisan Partners is not likely to enjoy economies of scale in its management.

Other benefits derived by the Funds or Artisan Partners. The directors concluded that, other than the services provided by Artisan Partners pursuant to the Advisory Agreements and the management fees paid in return, the Funds and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

directors concluded there were two principal benefits: (1) the potential conversion of a Fund shareholder to a separate account client; and (2) the acquisition of research products and services in return for commissions (“soft dollars”). The directors concluded that, although Artisan Partners derives or may derive those additional benefits, the Funds also could benefit from conversions of separate account clients to Fund investors and did benefit from Artisan Partners’ use of soft dollars with respect to its separate account clients. Following those discussions, the board approved the continuation of each Advisory Agreement through November 30, 2007 by the unanimous vote of all directors and also by the unanimous vote of all the “non-interested” directors.

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The discussions of each Fund included in this report include statistical information about the portfolios of each of the Funds. Except as otherwise noted, that information is as of March 31, 2007. That information will vary with changes in a Fund’s portfolio investments. The performance information for each Fund relative to its benchmark index discussed in this Report was prepared by the Adviser using information reported by FactSet Databases (“FactSet”). For the purposes of assigning portfolio securities to a particular country, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. The Adviser currently uses MSCI as its primary source and FactSet as a secondary source for this information. As a result, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Opportunistic Value Fund, Artisan Small Cap Fund and Artisan Small Cap Value Fund routinely hold securities of issuers organized outside the U.S., but with their primary trading markets in the U.S. In addition, those Funds may hold a limited number of non-U.S. securities that are traded in the U.S., directly or as ADRs. Also based on the designations of the securities information vendors, Artisan International Fund, Artisan International Small Cap Fund and Artisan International Value Fund routinely hold securities of issuers organized within the U.S. and/or issuers with their primary trading markets in the U.S. In the event (i) the Adviser’s securities information vendors do not assign a security to a particular country or if the published classification appears to be erroneous, or (ii) its primary vendor does not assign a security to a particular country and the secondary vendor has assigned a security to a particular country by using a methodology that is not the same as the methodology the primary vendor uses to assign a country, the Adviser assigns the security to a country using the primary vendor’s published criteria (to the extent available) or the Adviser’s own judgment. The primary information vendor’s criteria include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. Country designations may change over time.

For the purposes of assigning portfolio securities to a particular sector and industry, the Adviser considers an issuer to be included in a particular sector and industry as classified by its securities information vendors, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Opportunistic Value Fund, Artisan Small Cap Fund and Artisan Small Cap Value Fund assign securities in accordance with the sector and industry classifications provided by The Frank Russell Company (to the extent available) as a primary source and FactSet (to the extent available) as a secondary source for this information. Artisan International Fund, Artisan International Small Cap Fund and Artisan International Value Fund assign securities for these purposes in accordance with the sector and industry classifications provided by MSCI (to the extent available) as a primary source and FactSet (to the extent available) as a secondary source for this information. In the event the Adviser’s securities information vendors do not classify a security to a particular sector and industry or if the published classification appears to be erroneous, the Adviser will classify the security according to the Adviser’s own judgment, using other securities information vendors, the company description and publicly available information about the company’s peer group. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Definitions of Portfolio Statistics

Median Market Cap provides a measure of the market capitalization value of the companies in a portfolio. Market capitalization is the aggregate value of all a company’s outstanding common stock. Market capitalization is calculated by FactSet using the price as of the most recent month-end multiplied by the number of shares outstanding as shown in the financial statements of the issuer. Equal numbers of companies in the portfolio have market capitalizations higher and lower than the median. Weighted Average Market Cap is the average of the market capitalizations of the companies in the portfolio weighted by the size of each company’s position within the portfolio.

Descriptions of Indices

Each Fund’s performance is compared in this report to changes in one or more indices, including in all cases a broad-based index of changes in prices of securities in the market in which the Fund invests. All of the indices are unmanaged and their returns include reinvested dividends. Unlike the Funds’ returns, the returns of each index do not include the payment of sales commissions or other expenses that would be incurred in the purchase or sale of the securities included in that index. An investment cannot be made directly in an index.

The indices to which the Funds are compared are:

Artisan International, Artisan International Small Cap and Artisan International Value Funds – Morgan Stanley Capital International EAFE® Index (MSCI EAFE®) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada. MSCI EAFE’s average annual return since inception of the International Fund is based upon a starting date of December 31, 1995.

Artisan International Fund – Morgan Stanley Capital International EAFE® Growth Index (MSCI EAFE® Growth) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada, with higher price-to-book ratios. MSCI EAFE Growth’s average annual return since inception of the International Fund is based upon a starting date of December 31, 1995.

Artisan International Small Cap Fund – Morgan Stanley Capital International EAFE® Small Cap Index (MSCI EAFE® Small Cap) is a market-weighted index of small companies in developed markets, excluding the U.S. and Canada.

Artisan International Value Fund – Morgan Stanley Capital International EAFE® Value Index (MSCI EAFE® Value) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada, with lower price-to-book ratios.

Artisan Mid Cap Fund – Russell Midcap® Index is a market-weighted index of about 800 medium-sized U.S. companies. The Russell Midcap® Growth Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with higher price-to-book and higher forecasted growth values.

Artisan Mid Cap Value Fund – Russell Midcap® Index is a market-weighted index of about 800 medium-sized U.S. companies. The Russell Midcap® Value Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with lower price-to-book ratios and lower forecasted growth values.

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Artisan Opportunistic Value Fund – Russell 1000® Index is a market-weighted index of about 1,000 large U.S. companies. The Russell 1000® Value Index is a market-weighted index of those large companies included in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values.

Artisan Small Cap Fund – Russell 2000® Index is a market-weighted index of about 2,000 small U.S. companies. Russell 2000® Growth Index is a market-weighted index of those small companies included in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values.

Artisan Small Cap Value Fund – Russell 2000® Index is a market-weighted index of about 2,000 small U.S. companies. The Russell 2000® Value Index is a market-weighted index of those small companies included in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

  PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.344.1770. That information also is included in Artisan Funds’ statement of additional information, which is available on the Funds’ website at www.artisanfunds.com and the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Artisan Fund voted proxies relating to portfolio securities held during the twelve months ended June 30 is available on the Funds’ website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

  INFORMATION ABOUT PORTFOLIO SECURITIES

Artisan Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the quarters ending December 31 and June 30 (the first and third quarters of the Funds’ fiscal year) on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You may also review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

ARTISAN FUNDS P.O. BOX 8412 BOSTON, MA 02266-8412 800.344.1770 WWW.ARTISANFUNDS.COM

ARTISAN

SEMIANNUAL

REPORT

MARCH 31, 2007

ARTISAN EMERGING
MARKETS FUND

_________

ARTISAN INTERNATIONAL

FUND

_________

ARTISAN INTERNATIONAL

VALUE FUND

_________

ARTISAN MID CAP FUND

ARTISAN FUNDS, INC.

INSTITUTIONAL SHARES

TABLE OF CONTENTS

1	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
1	Artisan Emerging Markets Fund
3	Artisan International Fund
5	Artisan International Value Fund
7	Artisan Mid Cap Fund
9	Top Ten Holdings — All Funds

10	SCHEDULES OF INVESTMENTS
10	Artisan Emerging Markets Fund
13	Artisan International Fund
16	Artisan International Value Fund
18	Artisan Mid Cap Fund

22	STATEMENTS OF ASSETS AND LIABILITIES

24	STATEMENTS OF OPERATIONS

26	STATEMENTS OF CHANGES IN NET ASSETS

28	FINANCIAL HIGHLIGHTS

30	NOTES TO FINANCIAL STATEMENTS

44	SHAREHOLDER EXPENSE EXAMPLE

46	FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

52	NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

54	PROXY VOTING POLICIES AND PROCEDURES

54	INFORMATION ABOUT PORTFOLIO SECURITIES

ARTISAN FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

This report and the unaudited financial statements contained herein are provided for the general information of the shareholders of the Institutional Shares of Artisan Emerging Markets Fund, Artisan International Fund, Artisan International Value Fund and Artisan Mid Cap Fund. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For more complete information on any Fund, including fees and expenses, please call 800.399.1770 for a free prospectus. Read it carefully before you invest or send money.

Company discussions are for illustration only and are not intended as recommendations of individual stocks. The discussions present information about the companies believed to be accurate, and the views of the portfolio managers, as of March 31, 2007. That information and those views may change, and the Funds disclaim any obligation to advise shareholders of any such changes.

Artisan Funds offered through Artisan Distributors LLC, member NASD.

ARTISAN EMERGING MARKETS FUND

INSTITUTIONAL SHARES

INVESTMENT PROCESS HIGHLIGHTS

Artisan Emerging Markets Fund uses a fundamental research process to construct a diversified portfolio of emerging market companies. The team’s investment process is focused on identifying companies that are priced at a discount relative to the team’s estimate of their sustainable earnings.

• Sustainable Earnings. The team estimates a company’s sustainable earnings based upon financial and business analysis. The team’s financial analysis focuses on a company’s balance sheet, income statement, and statement of cash flows within a normalized return on equity model to assess earnings potential. The team’s business analysis examines a company’s competitive advantages and financial strength to assess sustainability. The team believes that over the long-term a stock’s price is directly related to the company’s sustainable earnings.

• Valuation. The team values a business and develops a price target based on its sustainable earnings and cash flow expectations and risk analysis. The team believes that investment opportunities develop when businesses with sustainable earnings are undervalued relative to historical, industry and regional valuations.

• Risk Analysis. The team believes that a disciplined risk framework allows greater focus on fundamental stock selection. The team incorporates its assessment of company-specific and macroeconomic risks into its valuation analysis to develop a risk-adjusted target price. The team’s risk-rating assessment includes a review of the currency, interest rate, monetary and fiscal policy and political risks to which a company is exposed.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (6/26/06 to 3/31/07)

TOTAL RETURNS (as of 3/31/07)

Fund / Index	Since Inception(1)
Artisan Emerging Markets Fund – Institutional Shares	37.79%
MSCI Emerging Markets IndexSM	34.73

(1)	For the period from commencement of operations (June 26, 2006) through March 31, 2007; not annualized.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. The Fund’s return may vary greatly over short periods, and current performance may be materially lower or higher than the performance data quoted. The Fund’s investments in initial public offerings (IPOs) made a material contribution to the Fund’s performance. IPO investments are not an integral component of the Fund’s investment process and may not be available in the future. For current to most recent month-end performance information call 800.399.1770. The table above does not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. The Fund’s performance information reflects Artisan Partners’ undertaking to limit the Fund’s expenses, which may be terminated at any time, has been in effect since the Fund’s inception and has had a material impact on the Fund’s performance. In addition, the outside directors of Artisan Funds have waived that portion of their fees allocable to the Fund through the first six months of its operations. Absent that expense waiver, the Fund’s performance would have been lower. See page 53 for a description of each index.

1

INVESTING ENVIRONMENT

With the exception of some China induced volatility in the latter part of February, the six-month period ended March 31, 2007 was a strong period for emerging markets, which advanced more than 20%. Despite the volatility, China was a leader, increasing more than 30%. Other leaders that also returned more than 30% included Brazil, South Africa and Poland. Taiwan, South Korea, Russia and India were on the list of laggards, though each country generated positive returns. As a group, emerging markets outperformed their developed market counterparts. Across sectors, materials stocks were the clear leaders, moving over 38% higher, while technology stocks managed to eke out only a 2% gain.

SECTOR DIVERSIFICATION

Sector	9/30/06	3/31/07
Consumer Discretionary	7.6%	11.2%
Consumer Staples	7.5	7.9
Energy	12.0	10.1
Financials	17.4	16.8
Healthcare	2.5	4.8
Industrials	8.2	11.3
Information Technology	17.0	12.5
Materials	12.1	12.0
Telecommunication Services	12.8	10.7
Utilities	1.8	1.2
Other assets less liabilities	1.1	1.5
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund gained 23.58% for the six- month period ended March 31, 2007, outperforming the MSCI Emerging Markets IndexSM. In the Fund, our list of leading contributors was fairly broad, but we had a number of standouts in China, Russia, Turkey and Mexico. Three of our top contributors in China were additions to the portfolio during the period – train-borne electrical systems provider Zhuzhou CSR Times Electric Co., Ltd., China Coal Energy Company and GOME Electrical Appliances Holdings Limited, a home appliance and consumer electronics retail chain. Diesel engine manufacturer Weichai Power Co., Ltd. and educational services company New Oriental Education & Technology Group, Inc. were also on our list of leaders in China. Russian nickel producer Mining and Metallurgical Company Norilsk Nickel, Turkish bank Turkiye Garanti Bankasi A.S. and Mexican copper producer Grupo Mexico SAB de CV were several of the Fund’s other top contributors to performance during the period.

On the downside, our low weight in a very strong Malaysian market and a select few underperforming stocks in South Africa and South Korea hurt the Fund on a relative basis. In South Africa, Gold Fields Limited and Sasol produced positive returns, in U.S. dollar terms, but their gains came up short of the Index. In South Korea, Samsung Electronics Co., Ltd. and Hyundai Motor Company both posted losses.

FUND CHANGES

The volatility during the period provided us with a number of opportunities to reallocate capital in the portfolio. Our activity was fairly broad-based, but we believe all our purchases possessed sustainable earnings growth potential and were trading at attractive valuation levels.

In addition to Zhuzhou CSR Times Electric, China Coal Energy and GOME Electrical Appliances, our list of purchases also included Russian wireless provider Mobile TeleSystems and entry level housing construction company Consorcio ARA, S.A. de C.V. (Mexico). Our purchases were funded in part by the sales of Infosys Technologies Limited, America Movil SAB de C.V. and NovaTek OAO.

REGION ALLOCATION

Region	9/30/06	3/31/07
Emerging Asia	49.4%	46.4%
Emerging Europe, Middle East & Africa	23.4	26.0
Latin America	23.4	22.7
Developed Markets	2.7	3.4

As a percentage of total net assets.

2

ARTISAN INTERNATIONAL FUND

INSTITUTIONAL SHARES

INVESTMENT PROCESS HIGHLIGHTS

Artisan International Fund uses a fundamental stock selection process focused on identifying long-term growth opportunities.

Themes. The investment team’s thematic approach identifies catalysts for change and develops investment themes with the objective of capitalizing on them globally. Changing demographics, developing technology, privatization of economic resources and outsourcing are among the long-term catalysts for change that currently form the basis for the team’s investment themes. The team incorporates these catalysts along with sector and regional fundamentals into a long-term global framework for investment analysis and decision-making.

Sustainable Growth. The team applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. The team seeks high quality companies that are well managed, have a dominant or improving market position and competitive advantages compared to industry and regional peers.

Valuation. The team assesses the relationship between its estimate of a company’s sustainable growth prospects and its stock price. The team uses multiple valuation metrics to establish price targets.

The Fund primarily invests in non-U.S. growth companies of all market capitalizations in developed and emerging markets.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (7/1/97 to 3/31/07)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/07)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan International Fund — Institutional Shares	19.11%	19.53%	13.57%	13.03%
MSCI EAFE® Growth Index	17.77	17.55	13.47	4.63
MSCI EAFE® Index	20.20	19.83	15.78	7.18

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.399.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. See page 53 for a description of each index.

3

INVESTING ENVIRONMENT

During the six-month period ended March 31, 2007, the MSCI EAFE® Index generated a strong 14.85% return. Gains across the markets were fairly broad-based, though slightly stronger in Europe than in the Far East, due in large part to the underperformance of Japanese stocks. Emerging markets stocks outpaced developed markets. China and Brazil were standouts advancing more than 30% each. In the MSCI EAFE® Index, the industrials and materials sectors were leaders, gaining more than 20% each, while the healthcare and technology sectors posted small single-digit advances.

SECTOR DIVERSIFICATION

Sector	9/30/06	3/31/07
Consumer Discretionary	11.8%	11.4%
Consumer Staples	9.8	9.3
Energy	6.5	4.2
Financials	37.3	32.4
Healthcare	5.7	3.9
Industrials	10.9	14.4
Information Technology	4.8	5.7
Materials	0.0 (1)	1.5
Telecommunication Services	4.8	7.3
Utilities	7.7	8.4
Other assets less liabilities	0.7	1.5
Total	100.0%	100.0%

As a percentage of total net assets.

(1) Represents less than 0.1% of total net assets.

PERFORMANCE DISCUSSION

The Fund outperformed the MSCI EAFE® Index during the semiannual reporting period with a gain of 15.90%. The primary driver of strength relative to the Index was positive security selection as two of our key themes, infrastructure and demographics, produced a number of winners. Strength in those themes contributed to positive results in several sectors. Our list of several top contributors in those themes included French construction company Bouygues SA, Japanese heavy machine manufacturer Mitsubishi Heavy Industries, Ltd., French electricity producer Electricite de France, Chinese wireless provider China Mobile Ltd., British grocer William Morrison Supermarkets PLC and Italian energy infrastructure provider Saipem S.p.A. The biggest detractor to performance was the financial sector. Within the sector we were hurt most by Japanese retail affiliated credit card company Credit Saison Co., Ltd., Japanese leasing company ORIX Corporation and Japanese consumer finance company AIFUL CORPORATION. We sold AIFUL due to reduced expectations for future growth.

FUND CHANGES

During the period, we continued to use our fundamental stock selection process to manage a portfolio of companies with what we consider to be reasonable valuations, attractive sustainable growth potential and exposure to the secular themes we have identified.

Two of our purchases could be found in a developing alternative energy trend in our infrastructure theme. We purchased Spanish wind energy turbine maker GamesaCorpocation Tecnologica, S.A. and German specialty chemicals company Wacker Chemie AG. Wacker Chemie’s Polysilicon division has products that are used in solar panels. Other additions in our infrastructure theme included U.K. utility National Grid PLC and German airport operator Fraport AG.

Those additions were funded in large part by several sales in Japan. During the period, we sold our positions in insurance company Millea Holdings, Inc., bank holding company Mitsubishi UFJ Financial Group, Inc., game manufacturer SEGA SAMMY HOLDINGS, INC. and general contracting company TAISEI CORPORATION.

REGION ALLOCATION

Region	9/30/06	3/31/07
Europe	55.4%	56.9%
Pacific Basin	29.0	20.8
Emerging Markets	14.0	19.9
Americas	0.9	0.9

As a percentage of total net assets.

4

ARTISAN INTERNATIONAL VALUE FUND
INSTITUTIONAL SHARES

INVESTMENT PROCESS HIGHLIGHTS

Artisan International Value Fund uses a bottom-up investment process focused on identifying what the investment team believes are high quality, undervalued businesses that offer the potential for superior risk/reward outcomes.

Undervaluation. Determining the intrinsic value of the business is the heart of the team’s research process. As long-term investors, it is the team’s core belief that valuation is the most crucial determinant of stock market return over the long-term.

Business quality. The team seeks to invest in companies with a history of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries. This criteria helps rule out businesses that are statistically cheap, but whose values are deteriorating over time.

Financial strength. The team believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.

Shareholder-oriented management. The team’s research process attempts to identify management teams with a history of building value for shareholders.

The Fund primarily invests in undervalued, non-U.S. companies of all market capitalizations in developed and emerging markets.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (10/1/06 to 3/31/07)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/07)

Fund / Index	Since Inception(1)
Artisan International Value Fund—Institutional Shares	13.60%
MSCI EAFE® Value Index	14.86
MSCI EAFE® Index	14.85

(1)	For the period from commencement of operations (October 1, 2006) through March 31, 2007; not annualized.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.399.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. See page 53 for a description of each index.

5

INVESTING ENVIRONMENT

During the semiannual reporting period ended March 31, 2007, international stocks continued their strong run of performance as the MSCI EAFE® Index gained 14.85%. Not only did international equities broadly outperform their domestic counterparts, but foreign currencies also appreciated relative to the dollar. This continued a pair of trends that has been generally consistent for the past five years. We attribute this to increasing concerns about the health of the U.S. economy—interest rates have risen, the war in Iraq continues to take a heavy psychological and financial toll, and there are mounting problems in the subprime mortgage market.

SECTOR DIVERSIFICATION

Sector	9/30/06	3/31/07
Consumer Discretionary	26.3%	26.5%
Consumer Staples	17.0	15.1
Financials	18.4	14.6
Healthcare	—	1.5
Industrials	16.5	22.4
Information Technology	2.8	1.0
Materials	4.4	3.4
Telecommunication Services	5.1	5.6
Utilities	1.1	—
Other assets less liabilities	8.4	9.9
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

Artisan International Value Fund increased 13.60% during the six-month period ended March 31, 2007.

As value investors, our primary task is the purchase of shares of companies that are selling at a meaningful discount to our estimate of intrinsic value. Thus, our efforts are centered around monitoring business performance and the consequent impact on intrinsic value. As a result, our views on performance are a function of the fundamentals of the companies owned in the portfolio.

The share prices of the following companies had a meaningful positive impact on the portfolio during the semiannual period: Galiform Plc (formerly MFI Furniture Group PLC), a U.K. trade kitchen business; Pfeiffer Vacuum Technology AG, a German vacuum pumps manufacturer; Countrywide PLC, a U.K. service provider to companies in the residential property industry; Vodafone Group PLC, a global wireless telecommunications company; and Diageo PLC, a U.K.-based beverage company. Countrywide was the subject of a takeover bid during the semiannual period, which drove its stock price to new highs. We exited our position after the stock price rose close to our estimate of fair value. The number of stocks in the portfolio that posted losses was limited. U.K.-based reinsurance broker Benfield Group Plc, Korean beverage company Lotte Chilsung Beverage Co., Ltd. and Japanese pachinko machine manufacturer SANKYO CO., LTD. were three stocks that declined during the period. We used the weakness as an opportunity to build our position in Sankyo.

FUND CHANGES

As stock prices rose, we exited a number of positions that reached our estimates of intrinsic value. These sales included: Amdocs Limited, Renault SA, Grupo Televisa S.A., Euronext NV, Brit Insurance Holdings PLC, Red Electrica de Espana, Cementir S.p.A. and Gruma S.A.B.

Proceeds from those sales funded the purchases of Switzerland-based temporary employment company Adecco SA, French pharmaceutical company Sanofi-Aventis, Hong Kong real estate development company Pacific Century Premium Developments Limited and Japanese consumer finance companies TAKEFUJI CORPORATION and ACOM CO., LTD, among others.

REGION ALLOCATION

Region	9/30/06	3/31/07
Europe	54.3%	52.7%
Pacific Basin	14.0	17.7
Americas	12.5	10.9
Emerging Markets	10.8	8.8

As a percentage of total net assets.

6

ARTISAN MID CAP FUND

INSTITUTIONAL SHARES

INVESTMENT PROCESS HIGHLIGHTS

Artisan Mid Cap Fund uses a bottom-up investment process to construct a diversified portfolio of U.S. mid-cap growth companies.

Security Selection. The team’s investment process begins by identifying companies possessing franchise characteristics (strong competitive positions), selling at attractive valuations and benefiting from an accelerating trend. The investment team looks for companies that are well positioned for long-term growth, driven by demand for their products and services, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the profit cycle.

Capital Allocation. Based on the investment team’s fundamental analysis of a company’s profit cycle, portfolio holdings develop through three stages. GardenSM investments are small positions in the early part of their profit cycle that will warrant a more sizeable allocation once their profit cycle accelerates. CropSM investments are positions that are being increased to a full weight because they are moving through the strongest part of their profit cycle. HarvestSM investments are positions that are being reduced as they near the team’s estimate of full valuation or their profit cycle begins to decelerate.

Broad Diversification. The team looks for investment opportunities across the entire economy so that it can find sustainable growth regardless of the sector or industry.

The Fund primarily invests in medium-sized U.S. growth companies. The Fund generally maintains median and weighted average market capitalizations of less than $10 billion.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (7/1/00 to 3/31/07)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/07)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan Mid Cap Fund—Institutional Shares	5.43%	10.66%	7.85%	5.02%
Russell Midcap® Growth Index	6.90	12.41	9.45	(0.46)
Russell Midcap® Index	11.79	15.72	12.91	9.62

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.399.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 53 for a description of each index.

7

INVESTING ENVIRONMENT

In a strong six-month period for stocks, mid-caps were the preferred market cap group, outdistancing small and large-cap stocks. In the mid-cap space, investors preferred value as the Russell Midcap® Growth Index gained 11.18% compared to the 13.77% return for the Russell Midcap® Value Index. In the Russell Midcap® Growth Index, commodity sensitive materials and energy stocks were preferred, while healthcare and technology stocks were among those that trailed the pack. Housing market concerns and credit distress in the subprime mortgage industry also led to sub par returns for financial stocks.

SECTOR DIVERSIFICATION

Sector	9/30/06	3/31/07
Auto & Transportation	2.1%	3.5%
Consumer Discretionary	16.6	18.6
Consumer Staples	2.2	3.9
Financial Services	16.2	14.6
Healthcare	17.5	19.5
Materials & Processing	6.1	7.4
Other	3.1	1.3
Other Energy	4.8	3.8
Producer Durables	5.5	4.0
Technology	19.9	19.2
Utilities	3.5	2.0
Other assets less liabilities	2.5	2.2
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund gained a solid 10.11% for the six-month period ended March 31, 2007. The Fund’s strongest gains relative to the Index could be found in the materials, healthcare and consumer staples sectors.

Our list of leading performers in those sectors included complex metal components manufacturer Precision Castparts Corp., agribusiness and food products company Bunge Limited, biopharmaceutical company MedImmune, Inc., healthcare information technology company Cerner Corporation and grocery operator Supervalu Inc. Investors Financial Services Corp. was another strong contributor as it increased nearly 35%, due in large part to a premium takeout offer from State Street Corporation. We pared back our position on news of the pending takeout.

The technology sector was the primary source of underperformance for the Fund. Within the technology sector, weakness generally centered on two positions—Advanced Micro Devices, Inc. and Intermec, Inc. We sold our position in semiconductor chip manufacturer Advanced Micro Devices because we believed the risks were not skewed in our favor. We continued to hold Intermec, which is an applied technologies company with a broad product offering that includes a franchise in RFID (radio frequency identification) technology.

FUND CHANGES

During the period, we initiated positions in a number of new companies; many were GardenSM investments, but several made it into our top 30 investments, which we generally consider to be our CropSM holdings. All of our new positions met the conditions of our security selection process—they possessed franchise characteristics, were selling at attractive valuations and were benefiting from an accelerating trend.

Our largest three purchases were beverage company Hansen Natural Corporation, Linux operating system distributor Red Hat, Inc. and surgical systems company Intuitive Surgical, Inc.

8

ARTISAN FUNDS, INC.

Top Ten Holdings – March 31, 2007 (Unaudited)

ARTISAN EMERGING MARKETS FUND

Company Name	Country	3/31/07
Samsung Electronics Co., Ltd.	South Korea	4.2%
Petroleo Brasileiro S.A. - Petrobras	Brazil	3.1
Taiwan Semiconductor Manufacturing Company Ltd.	Taiwan	3.0
LUKOIL	Russia	2.9
Companhia Vale do Rio Doce (CVRD)	Brazil	2.8
Kookmin Bank	South Korea	2.2
Hon Hai Precision Industry Co., Ltd. (Foxconn)	Taiwan	2.1
Zhuzhou CSR Times Electric Co., Ltd.	China	1.9
Mobile TeleSystems	Russia	1.8
Teva Pharmaceutical Industries Ltd.	Israel	1.8
Total		25.8%

As a percentage of total net assets. Top 10 Holdings are determined by issuer.

ARTISAN INTERNATIONAL VALUE FUND

Company Name	Country	3/31/07
Diageo PLC	United Kingdom	5.1%
Tyco International Ltd.	United States	4.9
Wolters Kluwer NV	Netherlands	4.5
Vodafone Group PLC	United Kingdom	4.0
Pfeiffer Vacuum Technology AG	Germany	3.7
Galiform Plc	United Kingdom	3.6
Adecco SA	Switzerland	3.5
Benfield Group Plc	United Kingdom	3.4
Givaudan SA	Switzerland	3.0
Heidelberger Druckmaschinen AG	Germany	3.0
Total		38.7%

As a percentage of total net assets. Top 10 Holdings are determined by issuer.

ARTISAN INTERNATIONAL FUND

Company Name	Country	3/31/07
UBS AG	Switzerland	3.1%
Allianz SE	Germany	2.5
Bouygues SA	France	2.4
Nestle SA	Switzerland	2.4
Fortum Oyj	Finland	2.1
Mitsubishi Heavy Industries, Ltd.	Japan	2.1
Publishing & Broadcasting Limited	Australia	2.1
Kookmin Bank	South Korea	2.0
Swiss Re	Switzerland	2.0
Credit Saison Co., Ltd.	Japan	1.9
Total		22.6%

As a percentage of total net assets. Top 10 Holdings are determined by issuer.

ARTISAN MID CAP FUND

Company Name	Country	3/31/07
Thermo Fisher Scientific, Inc.	United States	4.5%
Electronic Arts Inc.	United States	4.3
MedImmune, Inc.	United States	3.0
Allergan, Inc.	United States	2.8
Chico’s FAS, Inc.	United States	2.6
MGIC Investment Corporation	United States	2.5
Supervalu Inc.	United States	2.1
NII Holdings, Inc.	United States	1.9
Hansen Natural Corporation	United States	1.8
Intermec, Inc.	United States	1.8
Total		27.3%

As a percentage of total net assets. Top 10 Holdings are determined by issuer.

9

ARTISAN EMERGING MARKETS FUND

Schedule of Investments – March 31, 2007 (Unaudited)

	Shares Held	Value

COMMON AND PREFERRED STOCKS - 98.5%

BAHRAIN - 0.5%
Investcorp Bank B.S.C. (GDR)(1)(2)	1,388	$36,088

BRAZIL - 14.3%
American Banknote SA	4,600	41,305
Banco Itau Holding Financeira SA, Preferred	2,700	94,224
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, Preferred	1,700,000	49,507
Companhia Energetica de Minas Gerais- CEMIG, Preferred	1,000,000	49,022
Companhia Vale do Rio Doce (CVRD)	5,700	211,091
Duratex S.A., Preferred	2,000	39,460
EDP - Energias do Brasil SA	3,200	46,906
Empresa Brasileira de Aeronautica S.A. (Embraer)	6,400	72,968
Klabin Segall SA(2)	5,600	44,821
Petroleo Brasileiro S.A. - Petrobras	9,300	233,549
Telesp - Telecomunicacoes de Sao Paulo S.A.	1,600	35,723
Tim Participacoes S.A., Preferred(2)	17,800,000	57,885
Unibanco - Uniao de Bancos Brasileiros S.A. (Unit)	7,900	69,748
Votorantim Celulose e Papel S.A., Preferred	2,300	42,175

		1,088,384
CHILE - 1.6%
Compania Cervecerias Unidas S.A. (ADR)	1,900	59,698
Empresa Nacional de Telecomunicaciones S.A. (ENTEL)	4,146	59,526

		119,224
CHINA - 9.9%
Chaoda Modern Agriculture (Holdings) Limited	98,000	68,732
China Coal Energy Company, H Shares(2)	64,000	68,313
China Huiyuan Juice Group Limited(2)	45,500	55,437
Geely Automobile Holdings Limited	525,000	69,207
GOME Electrical Appliances Holdings Limited	68,888	76,616
Mindray Medical International Limited, Class A (ADR)	2,300	54,763
New Oriental Education & Technology Group, Inc. (ADR)(2)	2,033	82,397
Samson Holding Ltd.	107,000	61,350

	Shares Held	Value

CHINA (CONTINUED)
Weichai Power Co., Ltd., H Shares	15,000	$77,942
Zhuzhou CSR Times Electric Co., Ltd., H Shares(2)	86,000	140,884

		755,641
COLOMBIA - 0.5%
Suramericana de Inversiones S.A.	4,790	40,014

EGYPT - 3.9%
Egyptian Financial Group-Hermes Holding(1)(2)	9,145	60,525
El Sewedy Cables Holding Company(1)(2)	4,912	37,942
Orascom Construction Industries (OCI)(1)	987	49,556
Orascom Telecom Holding SAE(1)	1,173	81,340
Telecom Egypt(1)	23,278	65,671

		295,034
HONG KONG - 1.4%
Huabao International Holdings Limited	100,000	60,536
Tingyi (Cayman Islands) Holding Corporation	46,000	44,331

		104,867
INDIA - 4.7%
Bajaj Hindusthan Limited	14,941	67,993
Dr. Reddy’s Laboratories Limited	2,808	46,838
Hindalco Industries Limited	15,924	47,884
ITC Limited	12,700	44,121
Jaiprakash Associates Ltd.	2,901	35,708
Punjab National Bank Limited	2,720	29,725
Wockhardt Limited	9,619	87,637

		359,906
INDONESIA - 1.1%
PT Telekomunikasi Indonesia, Series B	79,500	85,816

ISRAEL - 2.8%
Makhteshim-Agan Industries Ltd.(1)	6,639	41,641
Strauss Group Ltd.(1)	3,422	37,035
Teva Pharmaceutical Industries Ltd.(1)	3,671	135,786

		214,462
LEBANON - 0.5%
SOLIDERE (GDR)(1)	2,400	38,280

MEXICO - 6.3%
Consorcio ARA, S.A. de C.V.	41,600	71,606
Fomento Economico Mexicano, S.A.B. de C.V., Series UBD	8,800	97,086
Grupo Aeroportuario del Pacifico SA de CV, Class B	11,800	50,799

10

	Shares Held	Value

MEXICO (CONTINUED)
Grupo Financiero Banorte S.A.B. de C.V.	15,300	$72,451
Grupo Mexico SAB de CV	18,100	83,627
Grupo Televisa S.A., Series CPO	17,500	104,208

		479,777
NETHERLANDS - 1.0%
Kardan NV(2)	2,607	39,005
Plaza Centers (Europe) BV(2)	10,681	39,673

		78,678
PAKISTAN - 0.4%
Pakistan Telecommunication Company Limited, Class A	43,500	33,944

PHILIPPINES - 0.6%
Philippine Long Distance Telephone Company	900	47,098

POLAND - 0.8%
Polski Koncern Naftowy Orlen S.A.(2)	3,480	57,705

RUSSIA - 6.9%
LUKOIL (ADR)	2,524	218,326
Mining and Metallurgical Company Norilsk Nickel (ADR)	617	117,230
Mobile TeleSystems (ADR)	2,450	137,102
VolgaTelecom (ADR)(1)	4,300	52,976

		525,634
SOUTH AFRICA - 6.3%
Edgars Consolidated Stores Limited	9,095	56,906
Ellerine Holdings Limited	3,733	42,195
Gold Fields Limited	4,785	88,715
Impala Platinum Holdings Limited	2,803	88,099
Reunert Limited	3,713	41,304
Sasol	3,639	121,417
Steinhoff International Holdings Limited	13,643	43,913

		482,549
SOUTH KOREA - 14.4%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,570	57,657
GS Engineering & Construction Corp.	620	55,489
Hyundai Development Company	906	49,980
Hyundai Motor Company	1,552	109,042
Kookmin Bank	1,903	170,720
Korean Air Lines Co., Ltd.	1,028	40,156
LG Telecom Ltd.(2)	4,762	54,160

	Shares Held	Value

SOUTH KOREA (CONTINUED)
MegaStudy Co., Ltd.	287	$50,335
Samsung Electronics Co., Ltd.	534	319,560
Shinhan Financial Group Co., Ltd.	1,970	113,074
Shinsegae Co., Ltd.	133	76,339

		1,096,512
TAIWAN - 12.1%
Acer Inc.	42,160	80,901
AU Optronics Corp.	43,000	61,462
Cathay Financial Holding Co., Ltd.	46,088	95,680
Chinatrust Financial Holding Company Ltd.	100,440	78,459
Far Eastern Textile Ltd.	86,740	74,704
Hon Hai Precision Industry Co., Ltd. (Foxconn)	23,800	159,664
Taishin Financial Holdings Co., Ltd.(2)	209,000	107,367
Taiwan Fertilizer Co., Ltd.	24,000	39,889
Taiwan Semiconductor Manufacturing Company Ltd.	110,000	225,704

		923,830
THAILAND - 3.2%
Bumrungrad Hospital Public Company Limited (NVDR)	33,700	38,263
Krung Thai Bank Public Company Limited (NVDR)(2)	151,200	52,257
The Siam Cement Public Company Limited (NVDR)	6,700	45,164
Siam Commercial Bank Public Company Limited (NVDR)	31,200	60,600
Total Access Communication Public Company Limited(2)	9,600	43,392

		239,676
TURKEY - 4.3%
Akcansa Cimento A.S.(2)	6,042	37,762
Tofas Turk Otomobil Fabrikasi AS	11,318	43,093
Tupras-Turkiye Petrol Rafinerileri A.S.	3,032	67,523
Turk Sise ve Cam Fabrikalari AS (Sisecam)(2)	11,411	43,447
Turkcell Iletisim Hizmetleri AS (Turkcell)	12,170	62,074
Turkiye Garanti Bankasi A.S. (Unit)	16,170	72,602

		326,501
UNITED KINGDOM - 1.0%
Anglo American PLC	1,413	74,436

Total common and preferred stocks (Cost $6,231,268)		7,504,056

11

	Par Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.8%
Repurchase agreement with State Street Bank and Trust Company, 5.00%, dated 3/30/07, due 4/2/07, maturity value $137,057, collateralized by $142,275 market value Federal National Mortgage Association Note, 5.625%, due 11/15/21 (Cost $137,000)	$137,000	$137,000

Total investments - 100.3% (Cost $6,368,268)		7,641,056

Other assets less liabilities - (0.3%)		(26,178)

Total net assets - 100.0%(3)		$7,614,878

(1)	Valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds. In total, securities valued at a fair value were $636,840 or 8.4% of total net assets.
(2)	Non-income producing security.
(3)	Percentages for the various classifications relate to total net assets.

Security names may not represent the legal name of the entity.

(ADR) American Depository Receipt

(GDR) Global Depository Receipt

(NVDR) Non-Voting Depository Receipt

PORTFOLIO DIVERSIFICATION - MARCH 31, 2007 (Unaudited)
	Value	Percentage of Total Net Assets
Consumer Discretionary	$854,315	11.2%
Consumer Staples	600,279	7.9
Energy	766,833	10.1
Financials	1,277,033	16.8
Healthcare	363,287	4.8
Industrials	862,830	11.3
Information Technology	949,131	12.5
Materials	917,713	12.0
Telecommunication Services	816,707	10.7
Utilities	95,928	1.2

Total common and preferred stocks	7,504,056	98.5
Short-term investments	137,000	1.8

Total investments	7,641,056	100.3
Other assets less liabilities	(26,178)	(0.3)

Total net assets	$7,614,878	100.0%

CURRENCY EXPOSURE - MARCH 31, 2007 (Unaudited)
	Value	Percentage of Total Investments
Brazilian real	$1,088,384	14.2%
British pound	114,109	1.5
Chilean peso	59,526	0.8
Colombian peso	40,014	0.5
Egyptian pound	295,034	3.9
Euro	39,005	0.5
Hong Kong dollar	723,348	9.5
Indian rupee	359,906	4.7
Indonesian rupiah	85,816	1.1
Israeli shekel	214,462	2.8
Mexican peso	479,777	6.3
Pakistani rupee	33,944	0.4
Philippine peso	47,098	0.6
Polish zloty	57,705	0.8
South African rand	482,549	6.3
South Korean won	1,096,512	14.3
Taiwan dollar	923,830	12.1
Thai baht	196,284	2.6
Turkish lira	326,501	4.3
US dollar	977,252	12.8

Total investments	$7,641,056	100.0

The accompanying notes are an integral part of the financial statements.

12

ARTISAN INTERNATIONAL FUND

Schedule of Investments – March 31, 2007 (Unaudited)

	Shares Held	Value

COMMON AND PREFERRED STOCKS - 98.5%

AUSTRALIA - 2.1%
Publishing & Broadcasting Limited	20,919,713	$335,983,921

AUSTRIA - 1.0%
Wiener Staedtische Versicherung AG	2,241,674	159,010,094

BELGIUM - 2.0%
Dexia SA	2,430,313	72,527,565
Fortis	5,560,111	253,871,085
Umicore	9,380	1,667,780

		328,066,430
BRAZIL - 0.3%
Vivo Participacoes S.A., Preferred (ADR)	13,530,268	47,491,241

CANADA - 0.9%
Nortel Networks Corporation(1)	6,278,900	151,007,545

CHINA - 7.1%
China Construction Bank	124,150,000	70,865,681
China Life Insurance Co., Limited, Series H	57,212,500	164,750,912
China Merchants Holdings International Company Limited	38,801,000	163,874,448
China Mobile Ltd.	20,342,700	185,111,150
China Netcom Group Corporation (Hong Kong) Limited	49,380,100	129,240,807
China Resources Enterprise Ltd	17,826,200	59,432,074
China Resources Land Limited	69,382,300	83,470,099
China Unicom Limited	188,297,500	271,354,687
Denway Motors Limited	19,166,100	8,364,549
Tencent Holdings Limited	2,569,600	8,386,101

		1,144,850,508
DENMARK - 0.3%
A P Moeller - Maersk A/S, Series B	5,176	54,008,014

FINLAND - 2.2%
Fortum Oyj(2)	11,871,479	346,191,407

FRANCE - 11.3%
Alstom(1)	1,581,586	205,254,807
Bouygues SA	5,108,002	394,740,913
Carrefour SA	3,790,879	277,256,518
Electricite de France (EDF)	3,222,197	270,142,393

	Shares Held	Value

FRANCE (CONTINUED)
LVMH Moet Hennessy Louis Vuitton SA	2,158,767	$239,498,681
Technip SA	2,626,443	192,688,692
Vinci SA	1,521,641	235,832,026

		1,815,414,030
GERMANY - 10.0%
Allianz SE	1,972,290	404,977,238
Bayerische Motoren Werke (BMW) AG	827,391	48,819,791
DaimlerChrysler AG	1,992,255	163,407,135
Deutsche Post AG	6,267,158	189,709,146
E.ON AG	1,017,700	138,369,363
Fraport AG	2,254,345	164,667,012
IVG Immobilien AG	1,241,382	59,450,064
Linde AG	562,961	60,651,340
RWE AG	1,624,498	171,849,093
United Internet AG	1,852,470	36,005,753
Wacker Chemie AG(1)	1,027,445	178,426,622

		1,616,332,557
HONG KONG - 4.9%
The Bank of East Asia, Ltd.	5,012,300	29,155,825
Hutchison Whampoa Limited	19,473,800	187,173,786
MTR Corporation Limited	27,340,800	68,443,853
NWS Holdings Limited	38,262,246	103,570,295
Sun Hung Kai Properties Limited	18,813,400	217,424,972
Swire Pacific Limited, A Shares	17,048,177	191,242,428

		797,011,159
ITALY - 3.7%
Hera SpA	7,168,780	30,165,708
Intesa Sanpaolo	16,518,998	125,450,353
Mediobanca S.p.A.	5,196,386	115,716,349
Telecom Italia S.p.A. - RNC	22,702,705	56,136,036
UniCredito Italiano SpA	29,060,970	276,600,330

		604,068,776
JAPAN - 12.8%
Chugai Pharmaceutical Co., Ltd.	5,895,900	149,098,625
Credit Saison Co., Ltd.(3)	9,332,200	307,272,030
JAPAN TOBACCO INC.	52,487	257,891,828
Jupiter Telecommunications Co., Ltd.(1)	227,341	190,994,221
KEYENCE CORPORATION	252,850	57,054,324
KUBOTA CORPORATION	3,224,900	28,269,872
Mitsubishi Estate Company Ltd.	4,657,400	152,954,328
Mitsubishi Heavy Industries, Ltd.	53,478,200	345,811,171
Mitsui Fudosan Co., Ltd.	4,213,900	123,727,885

13

	Shares Held	Value

JAPAN (CONTINUED)
Mizuho Financial Group, Inc.	10,399	$66,979,303
NTT Data Corporation	21,083	107,168,338
ORIX Corporation	1,091,970	284,483,019

		2,071,704,944
LUXEMBOURG - 0.6%
RTL Group	772,286	92,849,248

MEXICO - 2.2%
Grupo Televisa S.A. (ADR)	8,131,029	242,304,664
Wal-Mart de Mexico SA de CV	27,476,200	117,315,091

		359,619,755
NETHERLANDS - 3.1%
ASML Holding N.V.(1)	10,238,656	252,893,451
ASML Holding N.V., NY Shares(1)	620,474	15,356,732
ING Groep N.V.	4,295,360	181,606,338
Unilever NV CVA	1,467,933	42,748,457

		492,604,978
NORWAY - 1.3%
Renewable Energy Corp AS(1)	2,322,800	52,545,120
SeaDrill Ltd.(1)	9,982,405	164,230,212

		216,775,332
PORTUGAL - 0.1%
Sonae, S.G.P.S., S.A.	6,014,294	13,577,790

RUSSIA - 3.6%
LUKOIL (ADR)	3,139,682	271,582,493
NovaTek OAO (GDR)	872,583	50,609,814
OAO TMK (GDR)(1)(4)	1,059,675	35,605,080
RAO Unified Energy System (UES)(GDR)	1,640,060	223,458,175

		581,255,562
SINGAPORE - 1.0%
Singapore Airlines Limited	15,385,400	168,340,401

SOUTH AFRICA - 0.6%
MTN Group Limited	6,571,374	89,224,666

SOUTH KOREA - 5.5%
Hana Financial Group Inc.	3,928,484	203,355,836
Kookmin Bank	3,603,853	323,304,840
NHN Corp.(1)	1,013,266	148,629,579
Shinhan Financial Group Co., Ltd.	3,628,338	208,259,196

		883,549,451
SPAIN - 2.2%
Bolsas y Mercados Espanoles	177,172	8,683,614
Gamesa Corporacion Tecnologica, S.A. (Gamesa)	4,908,680	177,701,761
Industria de Diseno Textil, S.A. (Inditex)	2,733,417	169,901,285

		356,286,660

	Shares Held	Value

SWITZERLAND - 11.6%
Adecco SA	2,808,659	$178,322,052
Nestle SA	999,674	389,331,128
Novartis AG	3,138,997	180,050,274
Roche Holding AG	228,776	44,375,183
Roche Holding AG - Genussscheine	1,413,621	250,116,047
Swiss Re	3,447,086	314,880,094
UBS AG	8,550,066	508,015,278

		1,865,090,056

TAIWAN - 0.6%
Taiwan Semiconductor Manufacturing Company Ltd. (ADR)	8,586,138	92,300,984

UNITED KINGDOM - 7.5%
Barclays PLC	10,032,195	142,338,722
British Sky Broadcasting Group plc	6,194,112	68,746,405
Cadbury Schweppes PLC	12,066,733	154,820,737
Carnival PLC	1,496,098	72,100,896
Kingfisher PLC	28,473,347	155,906,968
Lloyds TSB Group plc	15,873,850	174,929,128
National Grid PLC	11,487,375	180,278,245
Vodafone Group Plc	3,391,251	9,042,553
William Morrison Supermarkets PLC	42,657,451	259,175,353

		1,217,339,007

Total common and preferred stocks (Cost $11,221,220,267)		15,899,954,516
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 0.9%
Repurchase agreement with Fixed Income Clearing Corporation, 5.00%, dated 3/30/07, due 4/2/07, maturity value $149,644,326, collateralized by $68,050,275 market value Federal National Mortgage Association Note, 6.30%, due 12/21/26, and $84,525,000 market value Federal National Mortgage Association Note, 6.625%, due 11/15/30 (Cost $149,582,000)	$149,582,000	149,582,000

Total investments - 99.4% (Cost $11,370,802,267)		16,049,536,516

Other assets less liabilities - 0.6%		90,537,515

Total net assets - 100.0%(5)		$16,140,074,031

14

(1)	Non-income producing security.
(2)	11,500,000 shares of the security, with a value of $335,358,482, were on loan at March 31, 2007.
(3)	Affiliated company as defined by the Investment Company Act of 1940. See Note (6) in Notes to Financial Statements.
(4)	Valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds. In total, securities valued at a fair value were $35,605,080 or 0.2% of total net assets.
(5)	Percentages for the various classifications relate to total net assets.

Security names may not represent the legal name of the entity.

(ADR) American Depository Receipt

(GDR) Global Depository Receipt

PORTFOLIO DIVERSIFICATION - MARCH 31, 2007 (Unaudited)
	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,848,309,838	11.4%
Consumer Staples	1,498,539,112	9.3
Energy	679,111,211	4.2
Financials	5,225,302,606	32.4
Healthcare	623,640,129	3.9
Industrials	2,320,161,514	14.4
Information Technology	921,347,927	5.7
Materials	240,745,742	1.5
Telecommunication Services	1,182,342,053	7.3
Utilities	1,360,454,384	8.4

Total common and preferred stocks	15,899,954,516	98.5
Short-term investments	149,582,000	0.9

Total investments	16,049,536,516	99.4
Other assets less liabilities	90,537,515	0.6

Total net assets	$16,140,074,031	100.0%

CURRENCY EXPOSURE - MARCH 31, 2007 (Unaudited)
	Value	Percentage of Total Investments
Australian dollar	$335,983,921	2.1%
British pound	1,217,339,007	7.6
Danish krone	54,008,014	0.3
Euro	5,809,045,238	36.2
Hong Kong dollar	1,941,861,667	12.1
Japanese yen	2,071,704,944	12.9
Mexican peso	117,315,091	0.7
Norwegian krone	216,775,332	1.4
Singapore dollar	168,340,401	1.0
South African rand	89,224,666	0.6
South Korean won	883,549,451	5.5
Swiss franc	1,865,090,056	11.6
US dollar	1,279,298,728	8.0

Total investments	$16,049,536,516	100.0%

The accompanying notes are an integral part of the financial statements.

15

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments – March 31, 2007 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 90.1%

BERMUDA - 1.2%
Lancashire Holdings Ltd(1)	3,622,158	$24,163,449

CANADA - 2.8%
CanWest Global Communications Corp.(1)	5,991,900	57,401,831

FRANCE - 3.1%
Gemalto NV(1)	81,027	1,869,304
Sanofi-Aventis	360,718	31,369,422
Vivendi	744,289	30,245,344

		63,484,070
GERMANY - 7.7%
Bayerische Motoren Werke (BMW) AG	340,644	20,099,528
Heidelberger Druckmaschinen AG	1,333,367	61,094,419
Pfeiffer Vacuum Technology AG(2)	822,027	74,824,863

		156,018,810
HONG KONG - 3.3%
Guoco Group Limited	3,183,600	44,778,606
Pacific Century Premium Developments Limited	68,766,900	21,738,561

		66,517,167
JAPAN - 14.4%
ACOM CO., LTD	449,570	19,113,592
Central Japan Railway Company	4,092	46,531,568
MEITEC CORPORATION(2)	1,832,900	59,105,737
SANKYO CO., LTD.	1,204,500	52,947,301
Sekisui House, Ltd.	3,199,700	49,798,454
TAKEFUJI CORPORATION	569,340	22,852,836
UNI-CHARM CORPORATION	665,200	42,111,270

		292,460,758
MEXICO - 4.2%
Grupo Modelo, S.A. de C.V., Series C	7,861,200	40,273,672
Kimberly-Clark de Mexico, S.A. de C.V., Class A	9,840,700	43,906,822

		84,180,494

	Shares Held	Value
NETHERLANDS - 4.5%
Wolters Kluwer NV	3,008,566	$90,266,585

SOUTH KOREA - 3.4%
Honam Petrochemical Corporation	96,747	8,381,038
Lotte Chilsung Beverage Co., Ltd.	14,600	18,637,968
Lotte Confectionery Co., Ltd.	7,705	9,868,755
SK Telecom Co., Ltd. (ADR)	1,364,100	31,947,222

		68,834,983
SWITZERLAND - 8.7%
Adecco SA	1,103,156	70,039,489
Givaudan SA	66,441	61,457,173
Panalpina Welttransport Holding AG	26,831	4,488,946
Pargesa Holding SA	281,483	29,534,693
Tamedia AG	81,060	11,006,789

		176,527,090
UNITED KINGDOM - 28.7%
Benfield Group Plc	10,716,586	68,379,870
Carpetright PLC	1,040,855	23,821,098
Diageo PLC	5,073,939	102,792,972
Experian Group Ltd.	3,332,696	38,398,515
Galiform Plc(1)	23,637,823	72,448,161
Home Retail Group	5,939,371	51,893,774
Signet Group PLC	24,663,421	60,910,039
SurfControl PLC(1)(2)	1,871,963	17,497,770
Unilever PLC (ADR)	1,586,816	47,715,557
Vitec Group PLC	1,316,870	15,392,926
Vodafone Group PLC (ADR)	3,014,468	80,968,611

		580,219,293
UNITED STATES - 8.1%
Arch Capital Group Ltd.(1)	312,336	21,304,439
Tyco International Ltd.	3,125,300	98,603,215
Willis Group Holdings Limited	1,108,500	43,874,430

		163,782,084

Total common stocks (Cost $1,532,753,477)		1,823,856,614

16

	Par Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 9.0%
Repurchase agreement with Fixed Income Clearing Corporation, 5.00%, dated 3/30/07, due 4/2/07, maturity value $183,032,232, collateralized by $28,556,625 market value Federal Home Loan Bank Note, 5.625%, due 3/14/36, and $158,061,000 market value Federal National Mortgage Association Note, 6.00%, due 4/18/36 (Cost $182,956,000)	$182,956,000	$182,956,000

Total investments - 99.1% (Cost $1,715,709,477)		2,006,812,614

Other assets less liabilities - 0.9%		17,683,205

Total net assets - 100.0%(3)		$2,024,495,819

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (6) in Notes to Financial Statements.
(3)	Percentages for the various classifications relate to total net assets.

Security names may not represent the legal name of the entity.

(ADR) American Depository Receipt

PORTFOLIO DIVERSIFICATION - MARCH 31, 2007 (Unaudited)
	Value	Percentage of Total Net Assets
Consumer Discretionary	$536,231,830	26.5%
Consumer Staples	305,307,016	15.1
Financials	295,740,476	14.6
Healthcare	31,369,422	1.5
Industrials	453,086,752	22.4
Information Technology	19,367,074	1.0
Materials	69,838,211	3.4
Telecommunication Services	112,915,833	5.6

Total common stocks	1,823,856,614	90.1
Short-term investments	182,956,000	9.0

Total investments	2,006,812,614	99.1
Other assets less liabilities	17,683,205	0.9

Total net assets	$2,024,495,819	100.0%

CURRENCY EXPOSURE - MARCH 31, 2007 (Unaudited)
	Value	Percentage of Total Investments
British pound	$475,698,574	23.7%
Canadian dollar	57,401,831	2.9
Euro	309,769,465	15.4
Hong Kong dollar	66,517,167	3.3
Japanese yen	292,460,758	14.6
Mexican peso	84,180,494	4.2
South Korean won	36,887,761	1.8
Swiss franc	176,527,090	8.8
US dollar	507,369,474	25.3

Total investments	$2,006,812,614	100.0%

The accompanying notes are an integral part of the financial statements.

17

ARTISAN MID CAP FUND

Schedule of Investments – March 31, 2007 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 97.8%

AUTO & TRANSPORTATION - 3.5%
Air Transport - 1.2%
Southwest Airlines Co.	4,136,600	$60,808,020

Auto Parts: Original Equipment - 1.2%
BorgWarner Inc.	864,000	65,162,880

Transportation Miscellaneous - 1.1%
C.H. Robinson Worldwide, Inc.	756,000	36,099,000
Expeditors International of Washington, Inc.	571,900	23,630,908

		59,729,908
CONSUMER DISCRETIONARY - 18.6%
Advertising Agencies - 1.3%
Clear Channel Outdoor Holdings, Inc., Class A(1)	1,820,300	47,892,093
Focus Media Holding Limited (ADR)(1)(2)	282,600	22,172,796

		70,064,889
Cable Television Services - 0.3%
TiVo Inc.(1)	2,057,100	13,062,585

Consumer Electronics - 6.6%
Electronic Arts Inc.(1)	4,527,900	228,025,044
Harman International Industries, Incorporated	367,500	35,309,400
VeriSign, Inc.(1)	1,118,400	28,094,208
Yahoo! Inc.(1)	1,875,000	58,668,750

		350,097,402
Radio & TV Broadcasters - 0.5%
XM Satellite Radio Holdings Inc.(1)	2,068,900	26,730,188

Restaurants - 0.8%
YUM! Brands, Inc.	751,500	43,406,640

Retail - 5.8%
Amazon.com, Inc.(1)	2,130,200	84,760,658
Chico’s FAS, Inc.(1)	5,692,268	139,062,107
Kohl’s Corporation(1)	540,700	41,423,027
The TJX Companies, Inc.	1,451,500	39,132,440

		304,378,232
Services: Commercial - 1.0%
Iron Mountain Incorporated(1)	1,515,450	39,598,708
Robert Half International Inc.	357,505	13,231,260

		52,829,968

	Shares Held	Value

CONSUMER DISCRETIONARY - (CONTINUED)
Textiles Apparel Manufacturers - 1.8%
Polo Ralph Lauren Corporation, Class A	944,100	$83,222,415
Quiksilver, Inc.(1)	1,155,300	13,401,480

		96,623,895
Toys - 0.5%
Marvel Entertainment, Inc.(1)	1,038,600	28,821,150

CONSUMER STAPLES - 3.9%
Beverage: Soft Drinks - 1.8%
Hansen Natural Corporation(1)	2,519,900	95,453,812

Drug & Grocery Store Chains - 2.1%
Supervalu Inc.	2,837,700	110,868,939

FINANCIAL SERVICES - 14.6%
Banks: Outside New York City - 2.3%
Investors Financial Services Corp.	886,000	51,520,900
Northern Trust Corporation	878,100	52,808,934
UCBH Holdings, Inc.	914,600	17,029,852

		121,359,686
Diversified Financial Services - 1.5%
CB Richard Ellis Group, Inc.(1)	1,464,000	50,039,520
Greenhill & Co., Inc.	512,000	31,431,680

		81,471,200
Financial Data Processing Services & Systems - 4.1%
Alliance Data Systems Corporation(1)	1,509,800	93,033,876
Global Payments Inc.	674,500	22,973,470
Paychex, Inc.	532,100	20,150,627
The Western Union Company	3,589,500	78,789,525

		214,947,498
Financial Information Services - 1.6%
Equifax Inc.	2,317,800	84,483,810

Financial Miscellaneous - 2.5%
MGIC Investment Corporation	2,275,400	134,066,568

Insurance: Multi-Line - 1.4%
Aon Corporation	733,600	27,847,456
CIGNA Corporation	318,800	45,480,008

		73,327,464

18

	Shares Held	Value

FINANCIAL SERVICES (CONTINUED)
Securities Brokerage & Services - 1.2%
The Bear Stearns Companies Inc.	172,000	$25,860,200
Investment Technology Group, Inc.(1)	1,018,500	39,925,200

		65,785,400
HEALTHCARE - 19.5%
Biotechnology Research & Production -0.6%
Celgene Corporation(1)	561,200	29,440,552

Drugs & Pharmaceuticals - 6.0%
Allergan, Inc.	1,317,800	146,038,596
Barr Pharmaceuticals, Inc.(1)	249,300	11,555,055
MedImmune, Inc.(1)	4,422,300	160,927,497

		318,521,148
Electronics: Medical Systems - 2.7%
Intuitive Surgical, Inc.(1)	662,200	80,503,654
Varian Medical Systems, Inc.(1)	1,332,500	63,546,925

		144,050,579
Health Care Management Services - 1.2%
Cerner Corporation(1)	1,153,500	62,808,075

Health Care Services - 0.9%
Express Scripts, Inc.(1)	556,700	44,936,824

Medical & Dental Instruments & Supplies - 8.1%
Gen-Probe Incorporated(1)	740,100	34,843,908
Patterson Companies, Inc.(1)	2,593,600	92,046,864
Thermo Fisher Scientific, Inc.(1)	5,045,300	235,867,775
Ventana Medical Systems, Inc.(1)	1,532,100	64,194,990

		426,953,537
MATERIALS & PROCESSING - 7.4%
Agriculture Fishing & Ranching - 1.7%
Bunge Limited	1,077,500	88,592,050

Chemicals - 1.6%
Ecolab Inc.	1,346,200	57,886,600
Energy Conversion Devices, Inc.(1)	742,900	25,956,926

		83,843,526
Diversified Materials & Processing - 0.8%
Hexcel Corporation(1)	2,074,100	41,170,885

Engineering & Contracting Services - 0.7%
Quanta Services, Inc.(1)	1,548,600	39,055,692

Metal Fabricating - 1.8%
Precision Castparts Corp.	890,200	92,625,310

Real Estate - 0.8%
The St. Joe Company	847,000	44,306,570

	Shares Held	Value

OTHER - 1.3%
Multi-Sector Companies - 1.3%
McDermott International, Inc.(1)	1,419,100	$69,507,518

OTHER ENERGY - 3.8%
Coal - 0.6%
CONSOL Energy Inc.	788,900	30,869,657

Machinery: Oil Well Equipment & Services - 3.2%
Dresser-Rand Group Inc.(1)	1,811,800	55,187,428
Helix Energy Solutions Group, Inc.(1)	1,647,200	61,424,088
Smith International, Inc.	1,135,500	54,560,775

		171,172,291
Oil: Crude Producers - 0.0%(3)
Denbury Resources Inc.(1)	27,500	819,225

PRODUCER DURABLES - 4.0%
Diversified Production - 0.3%
Danaher Corporation	230,500	16,469,225

Electrical Equipment & Components - 1.3%
Cooper Industries, Ltd., Class A	1,468,500	66,067,815

Identification Control & Filter Devices -2.0%
ESCO Technologies Inc.(1)	579,800	25,986,636
Roper Industries, Inc.	1,399,400	76,799,072

		102,785,708
Machinery: Industrial/Specialty - 0.4%
Joy Global Inc.	433,723	18,606,717

TECHNOLOGY - 19.2%
Communications Technology - 3.1%
Ciena Corporation(1)	1,509,300	42,184,935
Corning Incorporated(1)	1,146,700	26,075,958
JDS Uniphase Corporation(1)	1,727,149	26,304,479
Juniper Networks, Inc.(1)	3,552,700	69,917,136

		164,482,508
Computer Services Software & Systems - 5.2%
Adobe Systems Incorporated(1)	758,396	31,625,113
Autodesk, Inc.(1)	1,981,300	74,496,880
Cadence Design Systems, Inc.(1)	1,548,600	32,613,516
NAVTEQ Corporation(1)	1,558,800	53,778,600
Red Hat, Inc.(1)	3,521,300	80,743,409

		273,257,518
Computer Technology - 4.2%
Intermec, Inc.(1)(4)	4,206,000	93,962,040
Network Appliance, Inc.(1)	1,644,400	60,053,488
SanDisk Corporation(1)	1,548,600	67,828,680
Zebra Technologies Corporation(1)	47,400	1,830,114

		223,674,322

19

	Shares Held	Value

TECHNOLOGY (CONTINUED)
Electronics - 0.5%
Avid Technology, Inc.(1)	723,600	$25,239,168

Electronics: Semi-Conductors/Components - 4.8%
Analog Devices, Inc.	1,055,200	36,393,848
Broadcom Corporation, Class A(1)	2,115,450	67,842,482
Integrated Device Technology, Inc.(1)	2,619,400	40,391,148
Linear Technology Corporation	2,619,800	82,759,482
Spansion Inc., Class A(1)	1,937,100	23,613,249

		251,000,209
Electronics: Technology - 1.4%
Rockwell Automation, Inc.	466,900	27,953,303
Trimble Navigation Limited(1)	1,641,400	44,055,176

		72,008,479
UTILITIES - 2.0%
Utilities: Telecommunications - 2.0%
Level 3 Communications, Inc.(1)	1,359,000	8,289,900
NII Holdings, Inc.(1)	1,341,300	99,497,634

		107,787,534

Total common stocks (Cost $4,080,492,832)		5,163,532,776

	Par Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.7%
Repurchase agreement with Fixed Income Clearing Corporation, 5.00%, dated 3/30/07, due 4/2/07, maturity value $88,052,673, collateralized by $89,781,188 market value Federal National Mortgage Association Note, 6.125%, due 8/17/26 (Cost $88,016,000)	$88,016,000	$88,016,000

Total investments - 99.5% (Cost $4,168,508,832)		5,251,548,776

Other assets less liabilities - 0.5%		26,748,187

Total net assets - 100.0%(5)		$5,278,296,963

(1)	Non-income producing security.
(2)	The Fund considers the issuer to be from China. See the Fund's Statement of Additional Information for information on how a particular country is assigned. The security trades on a U.S. exchange.
(3)	Represents less than 0.1% of total net assets.
(4)	Affiliated company as defined by the Investment Company Act of 1940. See Note (6) in Notes to Financial Statements.
(5)	Percentages for the various classifications relate to total net assets.

Security names may not represent the legal name of the entity.

(ADR) American Depository Receipt

The accompanying notes are an integral part of the financial statements.

20

[THIS PAGE INTENTIONALLY LEFT BLANK]

21

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – March 31, 2007 (Unaudited)

EMERGING MARKETS
ASSETS:
Investments in securities, unaffiliated, at value	$7,504,056
Investments in securities, affiliated, at value	-
Short-term investments (repurchase agreements), at value	137,000

Total investments	7,641,056
Cash	692
Foreign currency	6,347
Receivable from investments sold	-
Receivable from fund shares sold	-
Dividends and interest receivable	20,721
Receivable from Adviser	64,622
Other assets	-

Total assets	7,733,438

LIABILITIES:
Net unrealized loss on foreign currency forward contracts	-
Payable for investments purchased	-
Payable for fund shares redeemed	-
Payable for operating expenses	76,681
Payable for withholding taxes	6,394
Payable for advisory fees	35,485
Payable for deferred directors’ compensation	-

Total liabilities	118,560

Total net assets	$7,614,878

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$5,830,431
Net unrealized appreciation on investments and foreign currency related transactions	1,268,852
Accumulated undistributed net investment loss	(1,377)
Accumulated undistributed net realized gains on investments and foreign currency related transactions	516,972

$7,614,878

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares
Institutional Shares	$7,614,878
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares
Institutional Shares	568,024
Net asset value, offering price and redemption price per share
Investor Shares
Institutional Shares	$13.41
Cost of securities of unaffiliated issuers held	$6,368,268
Cost of securities of affiliated issuers held	$-
Cost of foreign currency	$6,390
Value of security on loan	$-

(1)	Included in investments in securities, unaffiliated, at value, above.

22

INTERNATIONAL		INTERNATIONAL VALUE	MID CAP

$15,592,682,486		$1,672,428,244	$5,069,570,736
307,272,030		151,428,370	93,962,040
149,582,000		182,956,000	88,016,000

16,049,536,516		2,006,812,614	5,251,548,776
934		984	963
15,487,846		3	-
211,726,918		-	52,116,853
29,148,897		25,982,380	19,809,667
51,553,050		6,165,544	1,252,342
-		-	-
97,324		7,833	41,223

16,357,551,485		2,038,969,358	5,324,769,824

367,838		133	-
199,457,664		4,309,627	23,720,522
7,273,821		9,051,841	19,076,446
5,720,757		907,532	3,634,670
4,560,050		196,573	-
-		-	-
97,324		7,833	41,223

217,477,454		14,473,539	46,472,861

$16,140,074,031		$2,024,495,819	$5,278,296,963

$10,957,121,416		$1,675,572,185	$3,811,575,214
4,678,833,701		291,144,996	1,083,039,944
(180,575,295)		(6,396,072)	(19,538,055)
684,694,209		64,174,710	403,219,860

$16,140,074,031		$2,024,495,819	$5,278,296,963

$11,457,417,180		$1,891,680,891	$4,509,485,478
$4,682,656,851		$132,814,928	$768,811,485

377,412,661		66,265,556	143,689,301
153,334,241		4,650,132	24,062,902

$30.36		$28.55	$31.38
$30.54		$28.56	$31.95
$11,078,891,800		$1,595,380,870	$4,057,413,519
$291,910,467		$120,328,607	$111,095,313
$15,435,093		$3	$-
$335,358,482	(1)	$-	$-

The accompanying notes are an integral part of the financial statements.

23

ARTISAN FUNDS, INC.

Statements of Operations — For the Six Months Ended March 31, 2007 (Unaudited)

EMERGING MARKETS
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$53,229
Dividends, from affiliated issuers(1)	-
Interest	3,073
Securities lending	-
Other	-

Total investment income	56,302

EXPENSES:
Advisory fees	35,485
Transfer agent fees
Investor Shares
Institutional Shares	6,912
Shareholder communications
Investor Shares
Institutional Shares	6,033
Custodian fees	11,924
Accounting fees	15,516
Professional fees	17,210
Registration fees
Investor Shares
Institutional Shares	14,152
Directors’ fees	3,000
Other operating expenses	2,104

Total operating expenses before amounts waived or paid by the Adviser or the Board of Directors	112,336

Less amounts waived or paid by the Adviser or Board of Directors	(64,622)

Net Expenses	47,714

Net investment income (loss)	8,588

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments(1)	568,493
Foreign currency related transactions	(12,151)

556,342
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	829,725
Foreign currency related transactions	67

829,792

Net gain on investments and foreign currency related transactions	1,386,134

Net increase in net assets resulting from operations	$1,394,722

(1)
Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers	Net of foreign taxes withheld on dividends, affiliated issuers	Including net realized gain (loss) on investments from affiliated issuers
Emerging Markets	$ 6,009	$ -	$ -
International	9,599,777	155,279	(51,131,555)
International Value	163,262	47,471	(137,512)
Mid Cap	-	-	2,503,374

24

INTERNATIONAL	INTERNATIONAL VALUE	MID CAP

$87,469,856	$13,590,156	$10,769,402
2,062,995	630,690	-
3,801,427	3,898,352	2,057,644
904,819	-	-
860,550	-	-

95,099,647	18,119,198	12,827,046

69,545,256	8,321,725	25,316,096

11,115,943	1,659,178	6,067,157
12,824	7,358	11,632

678,770	168,196	522,752
19,448	11,191	7,661
3,926,796	330,439	73,065
38,042	37,283	33,143
336,712	32,744	93,429

50,064	101,951	28,376
7,297	30,743	7,524
205,974	21,638	76,272
267,583	35,200	106,392

86,204,709	10,757,646	32,343,499

-	-	-

86,204,709	10,757,646	32,343,499

8,894,938	7,361,552	(19,516,453)

812,193,316	82,956,508	416,492,639
(954,623)	(337,318)	-

811,238,693	82,619,190	416,492,639

1,387,615,231	115,982,167	118,672,579
168,798	60,874	-

1,387,784,029	116,043,041	118,672,579

2,199,022,722	198,662,231	535,165,218

$2,207,917,660	$206,023,783	$515,648,765

The accompanying notes are an integral part of the financial statements.

25

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets

	EMERGING MARKETS
	Six Months Ended 3/31/2007(1)	Period Ended 9/30/2006(2)
OPERATIONS:
Net investment income (loss)	$8,588	$15,542
Net realized gain (loss) on:
Investments	568,493	126,872
Foreign currency related transactions	(12,151)	(9,914)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	829,725	443,063
Foreign currency related transactions	67	(4,003)

Net increase in net assets resulting from operations	1,394,722	571,560

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares
Institutional Shares	(15,593)	-
Net realized gains on investment transactions:
Investor Shares
Institutional Shares	(166,242)	-

Total distributions paid to shareholders	(181,835)	-

FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	520,431	5,310,000

Total increase (decrease) in net assets	1,733,318	5,881,560

Net assets, beginning of period	5,881,560	-

Net assets, end of period	$7,614,878	$5,881,560

Accumulated undistributed net investment income (loss)	$(1,377)	$5,628

(1)	Unaudited.

(2)	For the period from commencement of operations (June 26, 2006) through September 30, 2006.

26

INTERNATIONAL		INTERNATIONAL VALUE		MID CAP
Six Months Ended 3/31/2007(1)	Year Ended 9/30/2006	Six Months Ended 3/31/2007(1)	Year Ended 9/30/2006	Six Months Ended 3/31/2007(1)	Year Ended 9/30/2006

$8,894,938	$91,268,255	$7,361,552	$18,549,621	$(19,516,453)	$(29,617,835)

812,193,316	1,705,050,798	82,956,508	63,848,919	416,492,639	701,530,781
(954,623)	(3,919,900)	(337,318)	(230,417)	-	-

1,387,615,231	485,434,611	115,982,167	103,014,146	118,672,579	(251,537,673)
168,798	249,502	60,874	36,872	-	-

2,207,917,660	2,278,083,266	206,023,783	185,219,141	515,648,765	420,375,273

(149,579,439)	(129,259,160)	(24,384,271)	(13,095,062)	-	-
(69,406,628)	(71,446,014)	(1,768,836)		-	-

(800,773,961)	-	(71,597,063)	(16,600,079)	(480,601,368)	(209,469,474)
(332,232,670)	-	(3,867,611)		(82,408,794)	(41,213,795)

(1,351,992,698)	(200,705,174)	(101,617,781)	(29,695,141)	(563,010,162)	(250,683,269)

1,366,296,679	165,474,731	607,514,779	555,837,073	(44,136,485)	(655,280,963)

2,222,221,641	2,242,852,823	711,920,781	711,361,073	(91,497,882)	(485,588,959)

13,917,852,390	11,674,999,567	1,312,575,038	601,213,965	5,369,794,845	5,855,383,804

$16,140,074,031	$13,917,852,390	$2,024,495,819	$1,312,575,038	$5,278,296,963	$5,369,794,845

$(180,575,295)	$29,515,834	$(6,396,072)	$12,395,483	$(19,538,055)	$(21,602)

The accompanying notes are an integral part of the financial statements.

27

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of a Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Year or Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments		Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains

ARTISAN EMERGING MARKETS FUND
Institutional Shares
3/31/2007	(5)	$11.15	$0.02	$2.58		$2.60	$(0.03)	$(0.31)
9/30/2006	(6)	10.00	0.03	1.12		1.15	-	-

ARTISAN INTERNATIONAL FUND
Institutional Shares
3/31/2007	(5)	$28.92	$0.04	$4.40		$4.44	$(0.49)	$(2.33)
9/30/2006		24.54	0.22	4.62		4.84	(0.46)	-
9/30/2005		19.44	0.25	5.01		5.26	(0.16)	-
9/30/2004		16.63	0.16	2.86		3.02	(0.21)	-
9/30/2003	(7)	15.71	0.03	0.89		0.92	-	-
6/30/2003		18.24	0.25	(2.65)		(2.40)	(0.13)	-
6/30/2002		19.62	0.18	(1.46)		(1.28)	(0.10)	-

ARTISAN INTERNATIONAL VALUE FUND
Institutional Shares
3/31/2007	(5)	$26.71	$0.14	$3.44		$3.58	$(0.45)	$(1.28)

ARTISAN MID CAP FUND
Institutional Shares
3/31/2007	(5)	$32.24	$(0.08)	$3.26		$3.18	$-	$(3.47)
9/30/2006		31.21	(0.10)	2.46		2.36	-	(1.33)
9/30/2005		26.38	(0.12)	4.95		4.83	-	-
9/30/2004		23.28	(0.14)	3.24		3.10	-	-
9/30/2003	(7)	21.96	(0.03)	1.35		1.32	-	-
6/30/2003		22.24	(0.07)	(0.21	)(8)	(0.28)	-	-
6/30/2002		26.48	(0.13)	(4.11)		(4.24)	-	-

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by the Adviser or the Board of Directors. Absent expenses waived or paid by the Adviser or the Board of Directors, the ratios of expenses to average net assets and net investment income (loss) to average net assets would have been as follows:

	Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets
Emerging Markets Institutional Shares	3/31/2007	3.32%	(1.66)%
	9/30/2006	7.58	(5.11)
International Institutional Shares	9/30/2003	1.00	0.73
Mid Cap Institutional Shares	9/30/2003	0.98	(0.59)

28

Total Distributions	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (millions)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)

$(0.34)	$13.41	23.58%	$7.6	1.41%	0.25%	35.92%
-	11.15	11.50	5.9	1.40	1.07	24.26

$(2.82)	$30.54	15.90%	$4,682.7	0.99%	0.27%	31.90%
(0.46)	28.92	20.07	4,116.0	1.00	0.82	57.80
(0.16)	24.54	27.21	3,988.1	0.99	1.11	56.15
(0.21)	19.44	18.31	3,622.1	1.01	0.85	54.96
-	16.63	5.86	3,354.7	1.00	0.73	15.23
(0.13)	15.71	(13.09)	2,975.0	1.01	1.68	37.13
(0.10)	18.24	(6.52)	2,062.0	1.01	1.01	50.67

$(1.73)	$28.56	13.60%	$132.8	1.08%	1.01%	22.58%

$(3.47)	$31.95	10.11%	$768.8	0.95%	(0.48)%	31.05%
(1.33)	32.24	7.66	797.9	0.95	(0.31)	73.59
-	31.21	18.35	981.3	0.95	(0.40)	83.00
-	26.38	13.27	1,036.0	0.96	(0.54)	101.09
-	23.28	6.06	929.6	0.98	(0.59)	26.52
-	21.96	(1.26)	829.0	1.00	(0.36)	102.85
-	22.24	(16.04)	449.8	1.02	(0.56)	121.14

(5)	Unaudited. For the six months ended March 31, 2007.
(6)	For the period from commencement of operations (June 26, 2006) through September 30, 2006.
(7)	For the period from July 1, 2003 to September 30, 2003. Artisan Funds changed its fiscal year-end from June 30 to September 30 effective September 30, 2003.
(8)	The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of fund shares.

The accompanying notes are an integral part of the financial statements.

29

ARTISAN FUNDS, INC.

Notes to Financial Statements – March 31, 2007 (Unaudited)

(1)	Organization:

Artisan Funds, Inc. (“Artisan Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended. Artisan Funds is a series comprised of nine open-end, diversified mutual funds. Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”), Artisan International Fund (“International Fund” or “International”), Artisan International Value Fund (“International Value Fund” or “International Value”) and Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”), four series of Artisan Funds (each a “Fund” and collectively the “Funds”), commenced operations on June 26, 2006, December 28, 1995, September 23, 2002 and June 27, 1997, respectively. Each Fund’s investment objective is to seek long-term capital growth.

Emerging Markets Fund only offers shares of capital stock of one class—Institutional Shares. International Fund, International Value Fund and Mid Cap Fund offer shares of capital stock of two classes—Institutional Shares and Investor Shares—and have offered Investor Shares since the commencement of operations. International Fund, International Value Fund and Mid Cap Fund began offering Institutional Shares on July 1, 1997, October 1, 2006 and July 1, 2000, respectively. Institutional Shares are sold to institutional investors meeting certain minimum investment requirements. Each class of shares has equal rights with respect to portfolio assets and voting privileges. Each class has exclusive voting rights with respect to any matters involving only that class. Income, expenses not specific to either class and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular class of shares, such as transfer agency fees, shareholder communication expenses and registration fees, are allocated directly to that class.

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of the Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles.

(a)	Security valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time, but sometimes earlier) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange was valued at the closing price as of the time of valuation on the exchange or market on which the security was principally traded (the “principal exchange”). The closing price provided by each exchange may differ and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for a

30

NOTES TO FINANCIAL STATEMENTS

security from the principal exchange as of the time of valuation, the security was valued using the most recent bid quotation on the principal exchange, except that securities listed on the London Stock Exchange were valued at the mean of the most recent bid and asked quotations as of the time of valuation. Short-term investments maturing within sixty days of the valuation date were valued at amortized cost, which approximates market value.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ Board of Directors (the “Board of Directors”). A price was considered to be not readily available if, among other things, the valuation committee believed that the price determined as described in the preceding paragraph did not reflect a fair value of the security.

Emerging Markets Fund, International Fund and International Value Fund generally invested a significant portion, and perhaps as much as substantially all, of their total assets in securities principally traded in markets outside the U.S. Mid Cap Fund had the ability to invest in securities principally traded outside the U.S. The foreign markets in which the Funds invested were sometimes open on days when the NYSE was not open and the Funds did not calculate their NAVs, and sometimes were not open on days when the Funds did calculate their NAVs. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculate their NAVs. That was generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Funds calculated their NAVs.

The valuation committee concluded that a price determined under the Funds’ valuation procedures was not readily available if, among other things, the valuation committee believed that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in one or more United States securities indexes. Artisan Funds monitored for subsequent events using several tools. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by a third party research service. This third party research service was used to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

31

NOTES TO FINANCIAL STATEMENTS

Estimates of fair values utilized by the Funds as described above may differ from the value realized on the subsequent sale of those securities and the differences may have been material to the NAV of the applicable Fund or to the information presented.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

(b)	Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds may utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds may be subject to taxes on realized gains from the sale of investment securities imposed by certain countries in which the Funds invest. The Funds recorded the foreign tax expense, if any, on an accrual basis. The taxes were included in “Payable for withholding taxes” on the accompanying Statement of Assets and Liabilities.

(c)	Portfolio transactions – In determining a Fund’s NAV, security transactions and shareholder transactions were accounted for no later than one business day after trade date, in accordance with applicable law. However, for financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with United States generally accepted accounting principles. Net realized gains and losses on securities were computed on specific security lot identification.

(d)	Foreign currency translation – Values of investments, open foreign currency forward contracts, payables for capital gains taxes and cash denominated in foreign currencies were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Payables and receivables for securities transactions, dividend and reclaim receivables and other receivables and payables denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into foreign currency forward contracts to hedge the foreign currency exposure on open payables and receivables. Foreign currency forward contracts, if any, were recorded at market value and any related realized and unrealized gains and losses were reported as foreign currency related transactions for financial reporting purposes. For tax purposes, these foreign exchange gains and

32

NOTES TO FINANCIAL STATEMENTS

losses were treated as ordinary income or loss. The Funds could be exposed to loss if the counterparties fail to perform under these contracts.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized from the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(e)	Repurchase agreements – Each Fund may enter into repurchase agreements with institutions that Artisan Partners Limited Partnership (“the Adviser”) determined were creditworthy pursuant to criteria adopted by the Board of Directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral was held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would have suffered a loss.

(f)	Securities lending – International Fund entered into securities lending transactions secured by collateral in the form of U.S. Government securities at least equal to, at all times, the fair value of the securities loaned. Unrealized gain or loss in the value of the security loaned as of March 31, 2007 was accounted for in the financial statements of the International Fund. All other Artisan Funds may enter into securities lending transactions, but did not do so during the period covered by these financial statements. In entering into securities lending arrangements a fund takes the risk that the borrower may not provide additional collateral when required or return the securities when due or, if the borrower defaults, the fund may experience delays in selling collateral or the collateral may not be sufficient to cover the value of securities lent.

During the six months ended March 31, 2007, International Fund earned $904,819 from securities lending transactions, which was included in the accompanying Statement of Operations. International Fund had one security on loan at March 31, 2007 as disclosed on the accompanying Schedules of Investments, with a value of $335,358,482, which was collateralized by U.S. Treasury Notes, with a value of $350,071,532 at March 31, 2007.

(g)	Commission recapture – Each of the Funds had the ability to direct portfolio trades to various brokers that have agreed to rebate a portion of the commissions generated. Such cash rebates were made directly to the applicable Fund and were included in net realized gain or loss on investments in the Statements of Operations as follows:

Emerging Markets	$-
International	105,699
International Value	101,209
Mid Cap	338,166

33

NOTES TO FINANCIAL STATEMENTS

(h)	Use of estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles required management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(i)	Indemnifications – In the normal course of business, the Funds have entered into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. The Funds’ maximum exposure under these arrangements is unknown. No claim had been made for indemnification pursuant to any such agreement of the Funds.

(j)	Other – Dividend income less foreign taxes withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Fund on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was reported on the accrual basis. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to Artisan Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were used, depending on the nature of the expense item. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

Emerging Markets Fund, International Fund and International Value Fund generally imposed a 2% redemption fee on shares held 90 days or less. Those redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. Each Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including but not limited to when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short-term trading. The Funds waived the fee on redemption of shares held by certain authorized agents or other Fund intermediaries.

(3)	Transactions with affiliates:

The Adviser, with which the officers and a director of Artisan Funds were affiliated, provided investment advisory and administrative services to the Funds. In exchange for those services, each Fund paid a monthly management fee to the Adviser as follows:

Emerging Markets Fund

Average Daily Net Assets	Annual Rate
All	1.050%

34

NOTES TO FINANCIAL STATEMENTS

International Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

International Value Fund & Mid Cap Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

The Adviser has voluntarily undertaken to reimburse Emerging Markets Fund for any ordinary operating expenses in excess of 1.50% of average daily net assets, annually.

The officers and director of Artisan Funds who are affiliated with the Adviser received no compensation from the Funds.

Prior to April 1, 2007, each director who was not an interested person of Artisan Funds or the Adviser received an annual retainer of $140,000, payable quarterly, as well as reimbursement of expenses related to his duties as a director of Artisan Funds. In addition, the non-interested chair of the Board of Directors received an additional annual retainer of $60,000, payable quarterly, and each chair of a board committee who was a non-interested director received an additional annual retainer of $30,000, payable quarterly. Effective April 1, 2007, each director who is not an interested person of Artisan Funds or the Adviser will receive an annual retainer of $150,000, payable quarterly. The other additional annual retainer fees were unchanged. These fees were generally allocated to each of the Artisan Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter. Directors fees for Emerging Markets Fund have been waived through September 30, 2007.

Artisan Funds has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of the Artisan Funds as selected by the individual directors. Each Fund purchased shares of the Artisan Funds selected for deferral by the director in amounts equal to his investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of "Other assets" on the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

35

NOTES TO FINANCIAL STATEMENTS

Shares of Artisan Funds were offered for sale by Artisan Distributors LLC (“Distributors”). Distributors is wholly owned by the Adviser. All distribution expenses relating to the Funds were paid by the Adviser.

(4)	Line of credit arrangement:

Artisan Funds is party to a line of credit agreement with State Street Bank and Trust Company, which expires August 2007, under which each Fund may borrow up to the lesser of (a) $75 million or (b) the lesser of (i) 10% of its total assets (after giving effect to the loan) or (ii) the maximum amount the Fund may have borrowed under the Investment Company Act of 1940, the limitations included in the Fund’s prospectus, or any limit or restriction under any law or regulation to which the Fund was subject or any agreement to which the Fund or Artisan Funds is a party; provided that the aggregate borrowings by all Artisan Funds may not exceed $100 million. Artisan Funds paid a commitment fee at the annual rate of 0.10% on the unused portion of the line of credit. Interest was charged on any borrowings at the current Federal Funds rate plus 0.50%. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the six months ended March 31, 2007, there were no borrowings under the line of credit for Emerging Markets Fund and International Value Fund. During the six months ended March 31, 2007, International Fund and Mid Cap Fund paid interest of $16,120 and $2,579 on maximum borrowings of $25,231,293 and $15,972,538, respectively.

(5)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the six months ended March 31, 2007 were as follows:

Fund	Security Purchases	Security Sales
Emerging Markets	$2,694,304	$2,402,233
International	4,766,367,577	4,893,896,528
International Value	779,903,317	357,577,375
Mid Cap	1,647,471,112	2,254,624,140

(6)	Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the six months ended March 31, 2007. The Funds have identified a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940) during the six months ended March 31, 2007.

36

NOTES TO FINANCIAL STATEMENTS

		As of 9/30/06					As of 3/31/07
Fund	Security	Share Balance	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income(1)	Share Balance	Value
International	Credit Saison Co., Ltd.	9,284,400	$1,556,870	$-	$-	$2,062,995	9,332,200	$307,272,030
	TAISEI CORPORATION(2)	54,263,300	-	233,887,164	(51,131,555)	-	-	-
	Total(3)		1,556,870	233,887,164	(51,131,555)	2,062,995		307,272,030
International Value	MEITEC CORPORATION(4)	1,282,600	17,361,391	-	-	630,690	1,832,900	59,105,737
	Pfeiffer Vacuum Technology AG	714,441	11,128,617	2,275,406	(4,487)	-	822,027	74,824,863
	SurfControl PLC(5)	1,603,124	4,678,771	2,187,031	(133,025)	-	1,871,963	17,497,770
	Total(3)		33,168,779	4,462,437	(137,512)	630,690		151,428,370
Mid Cap	Intermec, Inc.(5)	3,374,500	18,604,186	-	-	-	4,206,000	93,962,040
	Marvel Entertainment, Inc.(2)(5)	1,361,100	73,515	6,100,823	2,503,374	-	1,038,600	28,821,150
	Total(3)		18,677,701	6,100,823	2,503,374	-		93,962,040

(1)	Net of foreign taxes withheld, if any.
(2)	Issuer was no longer an affiliate as of March 31, 2007.
(3)	Total value as of 3/31/2007 is presented for only those issuers that were affiliates as of March 31, 2007.
(4)	Issuer was not an affiliate as of September 30, 2006.
(5)	Non-income producing security.

(7)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments as of March 31, 2007 were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Emerging Markets	$6,369,991	$1,354,777	$(83,712)	$1,271,065
International	11,546,348,154	4,569,978,662	(66,790,300)	4,503,188,362
International Value	1,737,037,016	279,655,570	(9,879,972)	269,775,598
Mid Cap	4,184,985,895	1,124,736,645	(58,173,764)	1,066,562,881

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

37

NOTES TO FINANCIAL STATEMENTS

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the six months ended March 31, 2007 and the year ended September 30, 2006 were as follows:

	Six Months Ended 3/31/07		Year Ended 9/30/06
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends		Long-Term Capital Gain Distributions
Emerging Markets	$181,835	$-	-	(1)	-	(1)
International	218,986,067	1,133,006,631	200,705,174		-
International Value	58,575,571	43,042,210	20,163,763		9,531,378
Mid Cap	26,122,960	536,887,202	30,312,731		220,370,538

(1)	For the period from commencement of operations (June 26, 2006) through September 30, 2006.

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that may differ from U.S. generally accepted accounting principles. These differences were due to differing treatments for items such as net short-term gains, wash sale loss deferrals, foreign currency transactions, net investment losses and capital loss carryovers. Gains on redemptions-in-kind for International Fund and Mid Cap Fund, for the year ended September 30, 2006, of $29,012,833 and $13,451,833, respectively, were not recognized for Federal income tax purposes.

Additional tax information as of and for the year ended September 30, 2006 follows:

	As of 9/30/06		Year Ended 9/30/06
Fund	Undistributed Ordinary Income	Undistributed Long-Term Gain	Capital Loss Carryforward Utilized		Post-October Losses
Emerging Markets	$143,395	$-	$-	(1)	$8,572	(1)
International	212,453,758	1,018,713,221	617,923,426		-
International Value	46,295,790	37,751,013	-		-
Mid Cap	26,118,296	536,884,861	-		-

(1)	For the period from commencement of operations (June 26, 2006) through September 30, 2006.

As of September 30, 2006, none of the Funds had capital loss carryforwards.

38

NOTES TO FINANCIAL STATEMENTS

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39

NOTES TO FINANCIAL STATEMENTS

(8)	Fund share activities:

Capital share transactions for the Funds were as follows:

EMERGING MARKETS
Six months ended March 31, 2007	Institutional Shares
Net asset value of shares transferred
Proceeds from shares issued	$350,000
Net asset value of shares issued in reinvestment of dividends and distributions	181,510
Cost of shares redeemed(1)	(11,079)

Net increase (decrease) from fund share transactions	$520,431

Shares transferred
Shares sold	27,038
Shares issued in reinvestment of dividends and distributions	14,521
Shares redeemed	(946)

Net increase (decrease) in capital shares	40,613

EMERGING MARKETS
Year ended September 30, 2006	Institutional Shares(2)
Proceeds from shares issued	$5,310,000
Net asset value of shares issued in reinvestment of dividends and distributions	-
Cost of shares redeemed(1)	-

Net increase (decrease) from fund share transactions	$5,310,000

Shares sold	527,411
Shares issued in reinvestment of dividends and distributions	-
Shares redeemed	-

Net increase (decrease) in capital shares	527,411

(1)	Net of redemption fees of:

Fund	Six Months Ended 3/31/2007	Year Ended 9/30/2006
Emerging Markets - Institutional Shares	$-	$-	(2)
International - Investor Shares	308,767	863,753
International - Institutional Shares	134,383	389,313
International Value - Investor Shares	206,124	222,110
International Value - Institutional Shares	13,709

(2)	For the period from commencement of operations (June 26, 2006) through September 30, 2006.

40

NOTES TO FINANCIAL STATEMENTS

INTERNATIONAL		INTERNATIONAL VALUE		MID CAP
Investor Shares	Institutional Shares	Investor Shares	Institutional Shares	Investor Shares	Institutional Shares
		$(78,194,778)	$78,194,778
$1,221,409,213	$236,054,876	756,869,688	43,712,430	$292,786,604	$17,273,694
914,418,120	375,581,486	88,578,891	6,278,901	474,031,867	81,886,968
(1,084,675,284)	(296,491,732)	(285,963,748)	(1,961,383)	(786,263,400)	(123,852,218)

$1,051,152,049	$315,144,630	$481,290,053	$126,224,726	$(19,444,929)	$(24,691,556)

		(2,927,547)	2,927,547
41,461,883	7,738,949	27,108,609	1,568,426	9,211,352	522,516
31,850,161	13,013,911	3,182,856	225,617	15,430,725	2,620,383
(36,878,516)	(9,746,297)	(10,237,063)	(71,458)	(24,845,108)	(3,823,512)

36,433,528	11,006,563	17,126,855	4,650,132	(203,031)	(680,613)

INTERNATIONAL		INTERNATIONAL VALUE		MID CAP
Investor Shares	Institutional Shares	Investor Shares		Investor Shares	Institutional Shares
$2,314,789,322	$316,068,084	$711,293,524		$902,753,102	$55,931,735
121,587,382	67,354,311	28,357,891		205,964,332	40,056,662
(1,736,641,589)	(917,682,779)	(183,814,342)		(1,552,986,575)	(307,000,219)

$699,735,115	$(534,260,384)	$555,837,073		$(444,269,141)	$(211,011,822)

85,995,680	12,075,907	28,589,432		28,570,035	1,750,257
5,049,329	2,785,484	1,344,769		6,671,990	1,280,993
(65,072,487)	(35,034,422)	(7,654,580)		(49,375,193)	(9,727,021)

25,972,522	(20,173,031)	22,279,621		(14,133,168)	(6,695,771)

41

NOTES TO FINANCIAL STATEMENTS

(9)	Litigation:

Artisan Funds and the Adviser were defendants in a lawsuit in the Circuit Court of the Third Judicial Circuit, Madison County, Illinois that sought certification of a plaintiff class consisting of all persons in the United States who held shares in International Fund for a period of more than 14 days during the five years prior to the filing of the lawsuit. The suit sought compensatory and punitive damages under state law, as well as interest, costs and attorney’s fees. The lawsuit alleged, in summary, that Artisan Funds and the Adviser exposed long-term International Fund shareholders to trading by market timers by allegedly (a) failing to properly evaluate daily whether a significant event affecting the value of International Fund’s securities had occurred after foreign markets had closed but before the calculation of the Fund’s NAV; (b) failing to implement the Fund’s portfolio valuation and share pricing policies and procedures; (c) allowing portfolio valuation and share policies and procedures that benefited market timers at the expense of long-term shareholders; and (d) failing to know and implement applicable rules and regulations concerning the calculation of NAV.

Artisan Funds and the Adviser removed the lawsuit from state court to federal district court. The federal district court ordered the case remanded to Illinois state court. Artisan Funds and the Adviser then appealed the remand order to the United States Court of Appeals for the Seventh Circuit and, on April 5, 2005, the Court of Appeals ruled in favor of Artisan Funds and the Adviser. As a result, the action was dismissed with prejudice in May 2005. The plaintiff subsequently sought and was granted review by the United States Supreme Court on the question of whether the Court of Appeals had jurisdiction to hear the appeal. On June 15, 2006, the United States Supreme Court ruled that the Court of Appeals had lacked jurisdiction to hear the appeal of Artisan Funds and the Adviser, vacated the judgment of the Court of Appeals and remanded the case to the Court of Appeals with instructions to dismiss the appeal for lack of jurisdiction. On October 16, 2006, the Court of Appeals dismissed the appeal and remanded the case to state court. Artisan Funds and the Adviser have again removed the action from state court to federal court and intend to continue to defend the lawsuit vigorously.

Certain legal fees incurred by Artisan Funds in defense of the lawsuit have been allocated to International Fund and were included in professional fees in the Statement of Operations. As of the date of this report, Artisan Funds does not believe that the action described herein will have a material effect on the financial condition of any Fund.

(10)	Recent Accounting Pronouncements:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" to be sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be deemed to be uncertain and would be recorded as tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund’s last

42

NOTES TO FINANCIAL STATEMENTS

NAV calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in its semi-annual report on March 31, 2008. As of the date of this report, management is evaluating the implications of FIN 48 and its impact to the financial statements has not yet been determined.

In September 2006, FASB issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of March 31, 2007, the Funds did not believe the adoption of FAS 157 would impact the amounts reported in the financial statements, however, additional disclosures would be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

43

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of Artisan Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

Actual Expenses

The first line under the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line below each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended March 31, 2007 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2006	Ending Account Value 3/31/2007	Expenses Paid During Period 10/1/2006-3/31/2007(1)
Artisan Emerging Markets Fund - Institutional Shares
Actual	$1,000.00	$1,235.80	$7.86
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.09
Artisan International Fund - Institutional Shares
Actual	$1,000.00	$1,158.99	$5.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.99
Artisan International Value Fund - Institutional Shares
Actual	$1,000.00	$1,135.96	$5.75
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.44

44

SHAREHOLDER EXPENSE EXAMPLE

	Beginning Account Value 10/1/2006	Ending Account Value 3/31/2007	Expenses Paid During Period 10/1/2006-3/31/2007(1)
Artisan Mid Cap Fund - Institutional Shares
Actual	$1,000.00	$1,101.11	$4.98
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78

(1)

Expenses are equal to the Fund’s ratio of expenses to average net assets for the six-month period ended March 31, 2007 (shown below); multiplied by the average account value over the period; multiplied by 182/365 (to reflect the one-half year period).

Fund	Annualized Ratio of Expenses to Average Net Assets for the Six-Month Period Ended March 31, 2007
Artisan Emerging Markets Fund - Institutional Shares	1.41%
Artisan International Fund - Institutional Shares	0.99
Artisan International Value Fund - Institutional Shares	1.08
Artisan Mid Cap Fund - Institutional Shares	0.95

45

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Artisan Partners Limited Partnership (“Artisan Partners”) is responsible for management of the Funds’ investment portfolios and for overall management of the Funds’ business and affairs pursuant to Investment Advisory Agreements dated December 28, 1995, as amended November 17, 2005 (International Fund); November 7, 2001 (International Small Cap Fund); August 9, 2002 (International Value Fund); April 10, 1997 (Mid Cap Fund); January 25, 2001 (Mid Cap Value Fund); March 27, 1995 (Small Cap Fund) and August 20, 1997 (Small Cap Value Fund) (the “Advisory Agreements”). The advisory agreements for Opportunistic Value Fund dated February 9, 2006, and Emerging Markets Fund dated May 10, 2006, continue through November 30, 2007, and so were not considered at the meetings described below. Artisan Partners is a Delaware limited partnership the sole general partner of which is Artisan Investment Corporation. Artisan Investment Corporation was incorporated on December 7, 1994 for the sole purpose of acting as general partner of Artisan Partners. Artisan Investment Corporation is owned by ZFIC, Inc., a Wisconsin Corporation, which is controlled by Mr. Ziegler and Ms. Ziegler, who together own 100% of its voting stock. The principal address of Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. Artisan Partners also has offices at 100 Pine Street, Suite 2950, San Francisco, California 94111; One Maritime Plaza, Suite 1450, San Francisco, California 94111; Five Concourse Parkway NE, Suite 2120, Atlanta, Georgia 30328; 1350 Avenue of the Americas Suite 3005, New York, New York 10019 and 800 Delaware Avenue, Suite 800, Wilmington, Delaware 19801.

The Advisory Agreement for each Fund may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of Artisan Funds who are not “interested persons” of Artisan Funds or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval, and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. Each Advisory Agreement provides that Artisan Partners shall not be liable for any loss suffered by a Fund or its shareholders as a consequence of any act or omission in connection with investment advisory or portfolio services under the agreement, except by reason of willful misfeasance, bad faith or gross negligence on the part of Artisan Partners in the performance of its duties or from reckless disregard by Artisan Partners of its obligations and duties under the Advisory Agreement. Each Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The directors of Artisan Funds held a special meeting of the board on November 3, 2006 (the “November Special Meeting”), at which meeting they gave preliminary consideration to information bearing on continuation of each Advisory Agreement for the period from December 1, 2006 through November 30, 2007. The primary purpose of the November Special Meeting was to ensure that the directors had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints.

The independent directors of Artisan Funds next met in executive session on November 9, 2006 with their independent counsel to further consider the matters reviewed at the November Special Meeting and to reach certain conclusions in connection with the review and approval of the Advisory Agreements. The full board then met at a regular meeting on November 10, 2006, at which time they approved the continuation of each Advisory Agreement from December 1, 2006 to November 30, 2007.

46

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Prior to the November Special Meeting, independent counsel to the independent directors sent to Artisan Partners a request for information to be provided to the directors in connection with their consideration of the continuation of the Advisory Agreements. Artisan Partners provided materials to the directors that included responses to that request, other information Artisan Partners believed was useful in evaluating the continuation of the Advisory Agreements and extensive reports prepared by Lipper Inc. (“Lipper”), an independent source of investment company data, relating to each Fund’s performance and expenses compared to the performance and expenses of a relatively small peer group and a larger peer universe of funds determined by Lipper to be comparable. Artisan Partners also provided additional reports prepared by Lipper comparing certain of the Funds’ performance and expenses to different peer groups and peer universes that Artisan Partners believed were more appropriate for comparative purposes than the peer groups and peer universes selected by Lipper. The directors also received and reviewed a memorandum from their independent counsel regarding the directors’ responsibilities in evaluating the Funds’ investment advisory agreements.

In evaluating the Advisory Agreements, the directors reviewed the available information and discussed with representatives of Artisan Partners each Fund’s operations, the nature, extent and quality of the advisory and other services provided by Artisan Partners to the Funds, the overall expense ratios of each class of shares of the Funds, and economies of scale and other benefits derived by Artisan Partners from its relationship with the Funds. In addition to the third party reports by Lipper and the memorandum from independent counsel, the directors reviewed information provided prior to and presented at the November Special Meeting concerning the following:

•

The terms of each Advisory Agreement, including: a list of services performed by Artisan Partners; Artisan Partners’ responsibility for making investment decisions and for observing investment objectives, policies and restrictions of each Artisan Fund; Artisan Partners’ standard of care; and termination provisions;

•

Artisan Partners’ personnel and operations, including: the education, experience and number of Artisan Partners’ investment personnel; Artisan Partners’ assessment of its ability to attract and retain capable investment and business professionals through compensation programs and equity participation and recent hiring and retention information; Artisan Partners’ research and decision-making processes, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the Funds; policies relating to the assignment of Artisan Partners’ personnel to the various Funds’ portfolios; the compensation of Artisan Partners’ personnel with primary responsibility for managing the Funds; the time and attention of Artisan Partners’ personnel devoted to the Funds; and the adequacy and sophistication of Artisan Partners’ technology and systems with respect to investment and administrative matters;

•

Each Fund’s short- and long-term investment performance, including a comparison for various time periods with (1) other Artisan Partners client accounts managed in the same investment strategy, (2) other mutual funds having similar investment objectives, and (3) appropriate market indices;

•

Potential for conflicts of interest between the Funds and Artisan Partners and circumstances and actions addressing or bearing on potential conflicts of interest, including: the type and number of other clients served by Artisan Partners in each of its investment strategies; the basis of sharing personnel, services, research and advice among

47

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

clients; the basis of decisions by Artisan Partners to buy or sell securities for the Funds and other clients where the same security might be bought or sold for a number of clients; Artisan Partners’ methodology of allocating investment opportunities, including initial public offerings, among the Funds and other clients; potential advantages and disadvantages in having an investment adviser that has other clients; Artisan Partners’ own investments and possible conflicts with the Funds; Artisan Partners’ code of ethics; any litigation pending, threatened or settled involving Artisan Partners; and results of any regulatory examinations;

•

Potential “fall-out” benefits gained by Artisan Partners or its affiliates from their relationship with the Funds, including: benefits to Artisan Partners in attracting and retaining other clients and the method of estimating other benefits;

•

Brokerage and portfolio transactions, including: the standards and performance in seeking best execution; commissions paid, including commissions by purpose; allocation of brokerage for research products and services (soft dollars); Artisan Partners’ practices in light of SEC guidance under Section 28(e) of the Securities Exchange Act of 1934; and portfolio turnover rates;

•

The structure of advisory fees charged, including: the method of computing fees; recognition of economies of scale through breakpoints in the fees; the frequency of the payment of fees; a comparison of the fees charged by Artisan Partners to the Funds with the fees charged by Artisan Partners to other accounts managed by Artisan Partners in the same investment strategies, including other mutual funds for which Artisan Partners provides sub-advisory services; a comparison of the fees charged by Artisan Partners to the Funds with the management fees charged by other investment advisers for managing mutual funds with similar investment objectives and strategies; and potential cost savings by Artisan Partners, incentives to effect savings and the sharing of savings with the Funds;

•

The effect of advisory and other fees on the Funds’ total expenses, including: comparisons of expenses and expense ratios with those of other mutual funds, taking into account comparability factors such as size, account-level charges and investment objective; voluntary expense limitations or reductions and the relationship of expenses to expense limitations; the allocation of certain expenses between Artisan Partners, Distributor and the Funds; and fees paid to service providers other than Artisan Partners, including custodial, transfer agent and shareholder servicing fees;

•	The financial condition and stability of Artisan Partners, including Artisan Partners’ consolidated balance sheet; and

•

The profitability to Artisan Partners of its relationship with each Fund, including: unaudited schedules showing Artisan Partners’ revenues, costs and profits in providing services to the Funds, on a fund-by-fund basis; the methods of allocating expenses in compiling those statements and the impact different methods would have on overall profitability; and Artisan Partners’ profit margins and appropriate comparisons with Artisan Partners’ profit margins on private account advisory fees.

At the end of the November Special Meeting, after discussion and consideration of the information presented, the independent directors met in executive session with their independent counsel and subsequently requested additional supplemental material concerning the funds for which Artisan Partners serves as subadviser.

48

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

On November 9, 2006, the independent directors then again met separately with their independent counsel to review and discuss relevant information regarding the continuation of the Advisory Agreements and the information presented and discussed at the November Special Meeting. In the course of this review process, the independent directors reviewed and discussed the following information:

The nature, extent and quality of Artisan Partners’ services. The independent directors reviewed the nature, extent and the quality of Artisan Partners’ services to the Funds and considered the following:

•

Because Artisan Partners’ principal responsibility is management of the Funds’ investment portfolios, the investment performance achieved by Artisan Partners is an important measure of the quality of the services provided.

•

Besides investment management, Artisan Partners provides the Funds with general administration services, including the preparation of regulatory filings, supervises the pricing of the Funds’ portfolios and calculation of net asset value, provides services to certain of the Funds’ shareholders and management of the Funds’ relationships with its third party service providers, including its custodian, fund accounting agent, transfer agent, lawyers and auditors.

•	The quality of Artisan Partners’ services to the Funds in absolute terms and relative to mutual fund industry standards.

•	The sufficiency and quality of Artisan Partners personnel.

•	Artisan Partners’ financial condition.

The investment performance of each Fund. The independent directors reviewed for each Fund for periods ended June 30, 2006 short-term and long-term investment performance compared to broad-based and style specific market indexes, performance for the period January 1, 2006 through September 30, 2006 compared to the same indexes, Morningstar ratings™ (for those Funds rated by Morningstar) and Lipper rankings. The independent directors concluded that the overall investment performance of each Fund has been good to excellent and with respect to Artisan Small Cap Fund performance has been acceptable. In reaching that conclusion, the independent directors considered the following:

•

Because of each Fund’s style specific investment strategy, the investment performance of each Fund and, in particular, its performance compared to a broad based market index is affected by the relative performance of growth-oriented stocks and value-oriented stocks in the market overall.

•	A fund’s relative performance in the Lipper performance universe may be significantly influenced by the style category in which Lipper places the fund.

•	The performance of each Fund, without taking expenses into account, was consistent with the performance, before expenses, of other accounts managed by Artisan Partners in the same investment strategy.

Cost of services, economies of scale and benefits derived by Artisan Partners. The independent directors reviewed the overall expense ratio of each class of shares of each Fund in comparison to the expense ratios of its peers in relation to the nature and quality of services provided and in relation to the fees Artisan Partners charges its other clients who have similar investment strategies and objectives (but to whom Artisan Partners

49

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

generally provides few or no services other than portfolio management). The independent directors also considered whether shareholders of the Funds have benefited or will benefit from economies of scale under the management fee structures in the Advisory Agreements, including the fact that since International Small Cap Fund closed at a relatively low asset level, Artisan Partners is not likely to enjoy economies of scale in its management. In their review, the independent directors considered the following:

•

The rates of fee paid by each Fund to Artisan Partners have been stable or have decreased as a percentage of Fund assets as a result of fee breakpoints, but the aggregate dollar amounts of the fees paid have increased as the Funds have grown.

•

In return for its services, each Fund, other than Artisan International Small Cap Fund, pays Artisan Partners a monthly fee at the annual rate of 1% of the Fund’s average daily net assets up to $500 million; 0.975 of 1% of the next $250 million; 0.950 of 1% of the next $250 million; and 0.925 of 1% of average daily net assets over $1 billion. In addition, Artisan International Fund pays Artisan Partners a monthly fee at the annual rate of 0.900 of 1% of the Fund’s average daily net assets over $12 billion. Artisan International Small Cap Fund pays Artisan Partners a monthly fee at the annual rate of 1.25% of the Fund’s average daily net assets.

•

Although the management fee paid to Artisan Partners by many of the Funds was slightly higher than the median of fees paid by other funds in Lipper’s expense groups for the respective Funds, each Fund’s total expense ratio generally was lower than or comparable to the median total expense ratio of those other funds.

Profitability of Artisan Partners. The independent directors reviewed a profitability analysis for Artisan Partners for the twelve-month period ended June 30, 2006, including a comparison of the fees charged to the Funds and Artisan Partners’ separate account clients. The independent directors also considered the fact that the relationship with each of the Funds being reviewed was profitable to Artisan Partners during the twelve-months ended June 30, 2006.

Other benefits derived by the Funds or Artisan Partners. The independent directors then reviewed the potential benefits that Artisan Partners may derive as a result of its relationship with the Funds, other than the services provided by Artisan Partners pursuant to the Advisory Agreements and the management fees paid in return. For Artisan Partners, the independent directors considered two potential benefits to Artisan Partners: (1) the potential conversion of a Fund shareholder to a separate account client; and (2) the acquisition of research products and services in return for commissions (“soft dollars”). The independent directors noted that, although Artisan Partners derives or may derive those additional benefits, the Funds also benefit in similar fashion. In reaching those conclusions, the independent directors considered the following:

•

Artisan Partners does not solicit the Funds’ shareholders to become separate account clients nor to purchase other goods or services provided by Artisan Partners or its affiliates. Artisan Partners refers potential separate account clients that do not meet Artisan Partners’ minimum separate account size requirements to the Funds.

•

Artisan Partners utilizes third-party research products and services and proprietary research from executing brokers paid for with soft dollars paid by the Funds and by other clients of Artisan Partners. Artisan Partners’ use of soft dollars provides Artisan Partners, and thereby the Funds, with access to third party and proprietary research and also helps

50

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Artisan Partners maintain important and open relationships with brokers. Use of a Fund’s commissions for soft dollar purposes is on the same terms as every other client account managed by Artisan Partners in the same investment strategy.

The directors concluded their annual Advisory Agreement contract review at a regularly scheduled meeting on November 10, 2006. At the November 10th meeting, the independent directors and counsel to the independent directors reviewed with the full board the information discussed at the November 9th meeting. The directors then considered whether any further discussion or review was necessary, concluding that the November Special Meeting and the information reviewed by the independent directors at the November 9th meeting provided a strong basis for considering the continuation of the Advisory Agreements. The directors then reviewed and affirmed each of the following conclusions:

The nature, extent and quality of Artisan Partners’ services. The directors concluded that the nature and extent of Artisan Partners’ services to the Funds was appropriate and consistent with, and in some cases more advantageous to the Funds than, the terms of the Advisory Agreements. The directors concluded that the quality of Artisan Partners’ services has been consistently high, with no material deficiencies.

The investment performance of each Fund. The directors concluded that the overall performance of each Fund has been good to excellent and with respect to Artisan Small Cap Fund, performance has been acceptable.

Cost of services, economies of scale and benefits derived by Artisan Partners. The directors concluded that the overall expense ratio of each class of shares of each Fund was within an acceptable range of, and in line with industry averages. The directors concluded that the fees each Fund pays to Artisan Partners (and Artisan Partners’ corresponding profits) are reasonable in relation to the nature and quality of services provided to the Funds and in relation to the fees Artisan Partners charges its other clients who have similar investment strategies and objectives (but to whom Artisan Partners generally provides few or no services other than portfolio management). The directors also concluded that shareholders of the Funds (except for Artisan International Small Cap Fund) have benefited or will benefit from economies of scale under the management fee structures in the Advisory Agreements, and that, because International Small Cap Fund closed at such a small asset level, Artisan Partners is not likely to enjoy economies of scale in its management.

Other benefits derived by the Funds or Artisan Partners. The directors concluded that, other than the services provided by Artisan Partners pursuant to the Advisory Agreements and the management fees paid in return, the Funds and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded there were two principal benefits: (1) the potential conversion of a Fund shareholder to a separate account client; and (2) the acquisition of research products and services in return for commissions (“soft dollars”). The directors concluded that, although Artisan Partners derives or may derive those additional benefits, the Funds also could benefit from conversions of separate account clients to Fund investors and did benefit from Artisan Partners’ use of soft dollars with respect to its separate account clients. Following those discussions, the board approved the continuation of each Advisory Agreement through November 30, 2007 by the unanimous vote of all directors and also by the unanimous vote of all the “non-interested” directors.

51

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The discussions of each Fund included in this report include statistical information about the portfolios of each of the Funds. Except as otherwise noted, that information is as of March 31, 2007. That information will vary with changes in a Fund’s portfolio investments. The performance information for each Fund relative to its benchmark index discussed in this Report was prepared by the Adviser using information reported by FactSet Databases (“FactSet”). For the purposes of assigning portfolio securities to a particular country, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. The Adviser currently uses MSCI as its primary source and FactSet as a secondary source for this information. As a result, Artisan Mid Cap Fund, routinely holds securities of issuers organized outside the U.S., but with their primary trading markets in the U.S. In addition, Artisan Mid Cap Fund may hold a limited number of non-U.S. securities that are traded in the U.S., directly or as ADRs. Also based on the designations of the securities information vendors, Artisan International Fund and Artisan International Value Fund routinely hold securities of issuers organized within the U.S. and/or issuers with their primary trading markets in the U.S. Artisan Emerging Markets Fund may hold securities of issuers organized in developed markets or traded in developed markets. In the event (i) the Adviser’s securities information vendors do not assign a security to a particular country or if the published classification appears to be erroneous, or (ii) its primary vendor does not assign a security to a particular country and the secondary vendor has assigned a security to a particular country by using a methodology that is not the same as the methodology the primary vendor uses to assign a country, the Adviser assigns the security to a country using the primary vendor’s published criteria (to the extent available) or the Adviser’s own judgment. The primary information vendor’s criteria include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. Country designations may change over time.

For the purposes of assigning portfolio securities to a particular sector and industry, the Adviser considers an issuer to be included in a particular sector and industry as classified by its securities information vendors, Artisan Mid Cap Fund assigns securities in accordance with the sector and industry classifications provided by The Frank Russell Company (to the extent available) as a primary source and FactSet (to the extent available) as a secondary source for this information. Artisan Emerging Markets Fund, Artisan International Fund and Artisan International Value Fund assign securities for these purposes in accordance with the sector and industry classifications provided by MSCI (to the extent available) as a primary source and FactSet (to the extent available) as a secondary source for this information. In the event the Adviser’s securities information vendors do not classify a security to a particular sector and industry or if the published classification appears to be erroneous, the Adviser will classify the security according to the Adviser’s own judgment, using other securities information vendors, the company description and publicly available information about the company’s peer group. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

52

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Definitions of Portfolio Statistics

Median Market Cap provides a measure of the market capitalization value of the companies in a portfolio. Market capitalization is the aggregate value of all a company’s outstanding common stock. Market capitalization is calculated by FactSet using the price as of the most recent month-end multiplied by the number of shares outstanding as shown in the financial statements of the issuer. Equal numbers of companies in the portfolio have market capitalizations higher and lower than the median. Weighted Average Market Cap is the average of the market capitalizations of the companies in the portfolio weighted by the size of each company’s position within the portfolio.

Descriptions of Indices

Each Fund’s performance is compared in this report to changes in one or more indices, including in all cases a broad-based index of changes in prices of securities in the market in which the Fund invests. All of the indices are unmanaged and their returns include reinvested dividends. Unlike the Funds’ returns, the returns of each index do not include the payment of sales commissions or other expenses that would be incurred in the purchase or sale of the securities included in that index. An investment cannot be made directly in an index.

The indices to which the Funds are compared are:

Artisan Emerging Markets Fund – Morgan Stanley Capital International Emerging Markets IndexSM is a market-weighted index of companies in emerging markets.

Artisan International Fund – Morgan Stanley Capital International EAFE® Index (MSCI EAFE®) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada. Morgan Stanley Capital International EAFE® Growth Index (MSCI EAFE® Growth) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada, with higher price-to-book ratios.

Artisan International Value Fund – Morgan Stanley Capital International EAFE® Index (MSCI EAFE®) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada. Morgan Stanley Capital International EAFE® Value Index (MSCI EAFE® Value) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada, with lower price-to-book ratios.

Artisan Mid Cap Fund – Russell Midcap® Index is a market-weighted index of about 800 medium-sized U.S. companies. The Russell Midcap® Growth Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with higher price-to-book and higher forecasted growth values.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

53

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.399.1770. That information also is included in Artisan Funds’ statement of additional information, which is available without charge, upon request, by calling 800.399.1770 and at the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how Artisian International Fund, Artisian International Value Fund and Artisian Mid Cap Fund voted proxies relating to portfolio securities held during the twelve months ended June 30 is available on the Funds’ website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov. Information relating to Artisan Emerging Markets Fund will be available for the twelve months ended June 30, 2007 on its website at www.artemf.com and on the SEC’s website at www.sec.gov in August 2007.

INFORMATION ABOUT PORTFOLIO SECURITIES

Artisan Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the quarters ending December 31 and June 30 (the first and third quarters of the Funds’ fiscal year) on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You may also review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

54

ARTISAN FUNDS P.O. BOX 8412 BOSTON, MA 02266-8412 800.399.1770

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments in securities of unaffiliated issuers is included as part of the semiannual reports to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has a governance and nominating committee, which is responsible for selecting and nominating persons for election or appointment as members of registrant’s board of directors. At a meeting of the committee held on August 19, 2004, the committee adopted guidelines by which the committee, which is comprised entirely of independent directors, will consider any candidates for board membership (whether recommended by a shareholder, the committee, the board of directors or management personnel). At a meeting of the committee held on February 8, 2007, the committee revised the guidelines to include the consideration of the effect of the registrant’s retirement policy on the potential length of service of any candidate.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1)	Not applicable for semiannual reports

	(2)

Certifications of Andrew A. Ziegler, Principal Executive Officer and Lawrence A. Totsky, Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), attached hereto as Exhibits

(a)(2)(i) and (a)(2)(ii)

(b)		Certification of Andrew A. Ziegler, Principal Executive Officer and Lawrence A. Totsky, Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Funds, Inc.

By:	/s/ Andrew A. Ziegler
Andrew A. Ziegler
Principal Executive Officer
Date:	June 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew A. Ziegler
Andrew A. Ziegler
Principal Executive Officer
Date:	June 7, 2007

By:	/s/ Lawrence A. Totsky
Lawrence A. Totsky
Principal Financial Officer
Date:	June 7, 2007